UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust

(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2010 — November 30, 2010

Item 1. Schedule of Investments.

Schwab Strategic Trust
Schwab International Equity ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.0%	Common Stock	352,842,313	356,209,971
0.3%	Preferred Stock	793,052	1,157,502
0.1%	Other Investment Company	263,596	263,596
—%	Rights	—	10,131

99.4%	Total Investments	353,898,961	357,641,200
0.6%	Other Assets and Liabilities, Net		2,065,699

100.0%	Net Assets		359,706,899

	Number	Value
Security	of Shares	($)

Common Stock 99.0% of net assets

Australia 7.4%

Banks 1.9%
Australia & New Zealand Banking Group Ltd.	70,056	1,522,461
Bank of Queensland Ltd.	6,672	74,226
Bendigo & Adelaide Bank Ltd.	13,066	123,806
Commonwealth Bank of Australia	45,592	2,111,042
National Australia Bank Ltd.	63,384	1,425,488
Westpac Banking Corp.	86,736	1,777,645

		7,034,668

Capital Goods 0.1%
CSR Ltd.	28,078	45,778
GWA International Ltd.	24,325	66,721
Leighton Holdings Ltd.	3,197	96,581

		209,080

Commercial & Professional Services 0.1%
Brambles Ltd.	48,511	316,832

Consumer Services 0.2%
Aristocrat Leisure Ltd.	15,151	37,780
Crown Ltd.	18,904	148,846
Flight Centre Ltd.	2,641	57,648
TABCORP Holdings Ltd.	37,530	255,551
Tatts Group Ltd.	111,339	264,813

		764,638

Diversified Financials 0.2%
ASX Ltd.	6,255	226,876
Challenger Ltd.	13,066	55,387
IOOF Holdings Ltd.	11,815	81,358
Macquarie Group Ltd.	8,340	283,546

		647,167

Energy 0.4%
Aquila Resources Ltd. *	556	5,188
New Hope Corp., Ltd.	11,120	52,043
Origin Energy Ltd.	26,966	406,546
Paladin Energy Ltd. *	19,182	90,327
Santos Ltd.	25,020	298,263
Woodside Petroleum Ltd.	15,021	604,327
WorleyParsons Ltd.	6,811	164,609

		1,621,303

Food & Staples Retailing 0.6%
Metcash Ltd.	42,951	171,771
Wesfarmers Ltd.	27,383	826,192
Wesfarmers Ltd., Price Protected Shares	5,977	182,113
Woolworths Ltd.	32,943	846,718

		2,026,794

Food, Beverage & Tobacco 0.2%
Coca-Cola Amatil Ltd.	26,410	282,159
Foster’s Group Ltd.	71,585	387,893
Goodman Fielder Ltd.	70,890	93,482

		763,534

Health Care Equipment & Services 0.1%
Cochlear Ltd.	1,112	83,451
Sonic Healthcare Ltd.	8,757	99,101

		182,552

Insurance 0.3%
AMP Ltd.	53,793	260,530
AXA Asia Pacific Holdings Ltd.	34,889	206,450
Insurance Australia Group Ltd.	71,446	258,321
QBE Insurance Group Ltd.	19,877	320,831
Suncorp-Metway Ltd.	18,765	162,509

		1,208,641

Materials 2.0%
Adelaide Brighton Ltd.	15,707	45,191
Alumina Ltd.	59,214	113,011
Amcor Ltd.	51,847	320,719
BHP Billiton Ltd.	95,215	3,902,842
Boral Ltd.	16,541	71,386
DuluxGroup Ltd. *	9,591	24,467
Fortescue Metals Group Ltd. *	63,662	385,868
Iluka Resources Ltd. *	20,572	148,958
Incitec Pivot Ltd.	53,932	193,446
Newcrest Mining Ltd.	15,290	581,422
OneSteel Ltd.	34,750	83,317
Orica Ltd.	9,591	229,772
OZ Minerals Ltd.	76,311	111,975
Rio Tinto Ltd.	12,649	997,291
Sims Metal Management Ltd.	6,394	109,214

		7,318,879

Media 0.0%
Consolidated Media Holdings Ltd.	21,267	64,860

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
CSL Ltd.	18,626	623,606

 1

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.6%
CFS Retail Property Trust	117,316	201,396
Commonwealth Property Office Fund	152,090	119,607
Dexus Property Group	171,387	128,208
Goodman Group	141,085	86,597
GPT Group	59,147	157,695
Lend Lease Group	19,640	142,775
Mirvac Group	89,933	110,400
Stockland	81,315	286,205
Westfield Group	71,446	832,521

		2,065,404

Retailing 0.0%
Harvey Norman Holdings Ltd.	32,387	92,872

Software & Services 0.0%
Computershare Ltd.	17,792	168,416

Telecommunication Services 0.1%
Telstra Corp., Ltd.	102,304	275,702

Transportation 0.3%
Asciano Group *	71,168	110,571
Intoll Group	102,582	148,555
MAP Group	23,650	68,952
Qantas Airways Ltd. *	43,090	108,686
Toll Holdings Ltd.	33,360	198,362
Transurban Group	61,994	309,168

		944,294

Utilities 0.1%
AGL Energy Ltd.	17,514	257,831

		26,587,073

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	7,793	305,706
Raiffeisen Bank International Holding AG	4,031	198,743

		504,449

Capital Goods 0.0%
Strabag SE	1,529	35,558

Energy 0.1%
OMV AG	5,004	168,646

Insurance 0.0%
Vienna Insurance Group AG	1,251	58,308

Materials 0.1%
Voestalpine AG	5,143	209,316

Real Estate 0.0%
Immofinanz AG *	25,632	91,257

Telecommunication Services 0.0%
Telekom Austria AG	6,116	85,188

Utilities 0.0%
Verbund AG	1,946	61,405

		1,214,127

Belgium 0.8%

Banks 0.1%
Dexia S.A. *	28,146	103,432
KBC GROEP N.V. *	5,977	210,270

		313,702

Diversified Financials 0.1%
Compagnie Nationale a Portefeuille/Nationale Portefeuille Maatschappij	973	46,541
Groupe Bruxelles Lambert S.A.	2,502	196,722

		243,263

Food & Staples Retailing 0.1%
Colruyt S.A.	2,780	139,290
Delhaize Group	3,336	228,379

		367,669

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	21,684	1,183,423

Insurance 0.1%
Ageas	78,674	180,248

Materials 0.1%
Solvay S.A.	973	94,298
Umicore	2,363	112,460

		206,758

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	4,031	130,711

Telecommunication Services 0.0%
Belgacom S.A.	3,336	113,191

		2,738,965

Canada 8.2%

Banks 2.1%
Bank of Montreal	13,900	814,702
Bank of Nova Scotia	27,800	1,440,479
Canadian Imperial Bank of Commerce	13,900	1,069,803
Royal Bank of Canada	41,700	2,230,956
The Toronto-Dominion Bank	27,800	2,021,597

		7,577,537

Capital Goods 0.2%
Bombardier, Inc., B Shares	55,600	254,425
Finning International, Inc.	13,900	335,489

		589,914

Energy 2.2%
Cameco Corp.	13,900	502,895
Canadian Natural Resources Ltd.	24,700	949,667
Cenovus Energy, Inc.	27,800	799,274
Enbridge, Inc.	13,900	773,290
EnCana Corp.	27,800	769,500
Husky Energy, Inc.	13,900	331,159
Imperial Oil Ltd.	13,900	505,196
Nexen, Inc.	13,900	290,559
Suncor Energy, Inc.	41,700	1,399,879
Talisman Energy, Inc.	27,800	533,481
TransCanada Corp.	27,800	979,807

		7,834,707

Food & Staples Retailing 0.2%
Shoppers Drug Mart Corp.	13,900	511,963

Food, Beverage & Tobacco 0.1%
Saputo, Inc.	13,900	506,279

2

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Insurance 0.6%
Great-West Lifeco, Inc.	13,900	348,481
Manulife Financial Corp.	55,600	773,019
Power Corp. of Canada	13,900	369,322
Power Financial Corp.	13,900	407,622
Sun Life Financial, Inc.	13,900	374,871

		2,273,315

Materials 1.5%
Agnico-Eagle Mines Ltd.	600	48,533
Barrick Gold Corp.	27,800	1,432,088
Goldcorp, Inc.	21,300	966,184
Kinross Gold Corp.	13,900	241,704
Potash Corp. of Saskatchewan, Inc.	13,900	1,998,996
Teck Resources Ltd., Class B	13,900	690,331
Yamana Gold, Inc.	13,900	162,128

		5,539,964

Media 0.2%
Shaw Communications, Inc., B Shares	13,900	278,379
Thomson Reuters Corp.	13,900	506,144

		784,523

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A	13,900	406,403
Brookfield Properties Corp.	27,800	450,116

		856,519

Software & Services 0.1%
CGI Group, Inc., A Shares *	13,900	217,885

Technology Hardware & Equipment 0.2%
Research In Motion Ltd. *	13,900	855,978

Telecommunication Services 0.3%
BCE, Inc.	13,900	469,739
Rogers Communications, Inc., B Shares	13,900	491,122

		960,861

Transportation 0.3%
Canadian National Railway Co.	13,900	887,511

		29,396,956

China 0.4%

Consumer Durables & Apparel 0.1%
Li Ning Co., Ltd.	69,500	182,126

Food, Beverage & Tobacco 0.1%
China Huiyuan Juice Group Ltd.	69,500	49,939
China Yurun Food Group Ltd.	139,000	496,707
People’s Food Holdings Ltd.	139,000	73,083
Want Want China Holdings Ltd.	278,000	238,419

		858,148

Retailing 0.1%
Parkson Retail Group Ltd.	139,000	231,259

Software & Services 0.1%
Alibaba.com Ltd. *	14,000	23,292
Tencent Holdings Ltd.	13,900	307,153

		330,445

		1,601,978

Denmark 0.9%

Banks 0.2%
Danske Bank A/S *	22,796	566,969

Capital Goods 0.1%
FLSmidth & Co. A/S	1,529	126,049
Vestas Wind Systems A/S *	6,533	186,447

		312,496

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	3,753	355,278
Danisco A/S	1,112	85,185

		440,463

Health Care Equipment & Services 0.0%
Coloplast A/S, B Shares	417	55,644
William Demant Holding A/S *	834	58,266

		113,910

Insurance 0.0%
Tryg A/S	695	30,056

Materials 0.1%
Novozymes A/S, B Shares	1,251	163,764

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Novo Nordisk A/S, B Shares	14,873	1,475,493

		3,103,151

Finland 1.0%

Automobiles & Components 0.1%
Nokian Renkaat Oyj	3,892	125,596

Capital Goods 0.2%
Kone Oyj, B Shares	6,672	349,930
Metso Oyj	1,946	100,239
Wartsila Oyj	3,336	231,462

		681,631

Energy 0.0%
Neste Oil Oyj	5,838	82,380

Food & Staples Retailing 0.0%
Kesko Oyj, B Shares	2,363	108,769

Insurance 0.1%
Sampo Oyj, A Shares	17,653	432,479

Materials 0.2%
Outokumpu Oyj	5,977	98,346
Rautaruukki Oyj	4,448	80,947
Stora Enso Oyj, R Shares	21,406	184,746
UPM-Kymmene Oyj	16,541	246,329

		610,368

Media 0.0%
Sanoma Oyj	2,085	42,178

Technology Hardware & Equipment 0.3%
Nokia Oyj	107,308	993,881

Utilities 0.1%
Fortum Oyj	17,097	452,465

		3,529,747

 3

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

France 8.3%

Automobiles & Components 0.2%
Compagnie Generale des Etablissements Michelin, B Shares	4,421	299,952
PSA Peugeot S.A. *	5,838	218,261
Renault S.A. *	7,089	372,631

		890,844

Banks 0.9%
BNP Paribas	29,329	1,740,963
Credit Agricole S.A.	24,325	298,950
Natixis *	27,244	120,332
Societe Generale	21,406	994,929

		3,155,174

Capital Goods 1.0%
Alstom S.A.	8,062	333,050
Bouygues S.A.	7,645	305,921
Compagnie de Saint-Gobain	15,012	674,487
Eiffage S.A.	1,807	79,506
Legrand S.A.	1,807	69,168
Safran S.A.	5,699	179,050
Schneider Electric S.A.	6,950	978,450
Thales S.A.	2,085	73,309
Vallourec S.A.	3,336	317,751
Vinci S.A.	14,039	681,667
Wendel	973	75,350

		3,767,709

Commercial & Professional Services 0.1%
Bureau Veritas S.A.	2,085	152,372
Edenred *	8,340	186,082
Societe BIC S.A.	1,251	101,488

		439,942

Consumer Durables & Apparel 0.7%
Christian Dior S.A.	2,641	366,826
Hermes International	1,251	237,760
LVMH Moet Hennessy Louis Vuitton S.A.	11,398	1,733,743

		2,338,329

Consumer Services 0.2%
Accor S.A.	8,340	353,545
Sodexo	5,282	333,856

		687,401

Diversified Financials 0.0%
Eurazeo	1,153	78,618

Energy 1.0%
Compagnie Generale De Geophysique-Veritas *	4,448	103,297
Technip S.A.	3,058	238,128
Total S.A.	68,805	3,342,188

		3,683,613

Food & Staples Retailing 0.3%
Carrefour S.A.	22,101	1,002,777
Casino Guichard Perrachon S.A.	1,807	159,554

		1,162,331

Food, Beverage & Tobacco 0.4%
Danone S.A.	17,097	1,004,302
Pernod Ricard S.A.	6,551	535,458

		1,539,760

Health Care Equipment & Services 0.1%
Essilor International S.A.	5,699	357,098

Household & Personal Products 0.2%
L’Oreal S.A.	7,506	800,532

Insurance 0.3%
AXA S.A.	63,123	908,804
CNP Assurances	5,004	80,447
SCOR SE	4,865	113,709

		1,102,960

Materials 0.4%
Air Liquide S.A.	7,399	868,774
Eramet	278	86,129
Lafarge S.A.	6,255	342,390

		1,297,293

Media 0.4%
Eutelsat Communications	1,807	61,018
JC Decaux S.A. *	1,529	38,504
Lagardere S.C.A.	3,614	133,843
PagesJaunes Groupe	2,919	25,941
Publicis Groupe	3,753	168,182
Societe Television Francaise 1	4,448	64,879
Vivendi	35,584	870,612

		1,362,979

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Sanofi-Aventis	32,526	1,972,230

Real Estate 0.2%
Gecina S.A.	695	72,757
Klepierre	2,502	79,145
Unibail-Rodamco SE *	2,641	460,509

		612,411

Retailing 0.1%
PPR	2,780	442,949

Software & Services 0.1%
Atos Origin S.A. *	1,807	73,979
Cap Gemini S.A.	4,031	170,486
Dassault Systemes S.A.	1,390	95,375

		339,840

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	78,952	215,007

Telecommunication Services 0.3%
France Telecom S.A.	52,403	1,064,163

Transportation 0.0%
Air France-KLM *	2,780	48,728

Utilities 0.7%
Electricite de France	9,452	395,332
GDF Suez	48,511	1,613,461
Suez Environnement S.A.	11,398	203,568
Veolia Environnement	14,595	385,396

		2,597,757

		29,957,668

4

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Germany 6.6%

Automobiles & Components 0.8%
Bayerische Motoren Werke AG	9,869	744,224
Continental AG *	1,112	86,578
Daimler AG - Reg’d *	31,692	2,057,389
Volkswagen AG	695	94,181

		2,982,372

Banks 0.1%
Commerzbank AG *	28,634	209,109

Capital Goods 1.1%
GEA Group AG	5,977	144,096
Hochtief AG	1,807	134,197
MAN SE	4,448	524,127
Siemens AG - Reg’d	27,244	2,989,333

		3,791,753

Consumer Durables & Apparel 0.1%
Adidas AG	6,672	420,020
Puma AG Rudolf Dassler Sport	278	82,854

		502,874

Consumer Services 0.0%
TUI AG *	10,147	107,256

Diversified Financials 0.5%
Deutsche Bank AG - Reg’d	29,190	1,390,539
Deutsche Boerse AG	6,255	379,357

		1,769,896

Food & Staples Retailing 0.1%
Metro AG	6,116	439,953

Health Care Equipment & Services 0.1%
Fresenius Medical Care AG & Co. KGaA	5,004	289,676
Fresenius SE	695	59,720

		349,396

Household & Personal Products 0.1%
Beiersdorf AG	2,224	129,483
Henkel AG & Co. KGaA	2,363	119,996

		249,479

Insurance 0.6%
Allianz SE - Reg’d	13,344	1,467,811
Hannover Rueckversicherung AG - Reg’d	1,807	84,470
Muenchener Rueckversicherungs - Gesellschaft AG - Reg’d	5,699	793,797

		2,346,078

Materials 1.0%
BASF SE	21,545	1,612,656
HeidelbergCement AG	5,838	318,082
K&S AG	5,568	372,627
Lanxess AG	2,224	157,117
Linde AG	3,475	486,737
Salzgitter AG	1,390	89,684
ThyssenKrupp AG	11,120	425,868
Wacker Chemie AG	417	71,653

		3,534,424

Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG	24,603	1,791,907
Merck KGaA	1,807	141,465

		1,933,372

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG *	28,495	253,941

Software & Services 0.4%
SAP AG	29,051	1,359,147

Telecommunication Services 0.3%
Deutsche Telekom AG - Reg’d	89,238	1,146,089

Transportation 0.1%
Deutsche Lufthansa AG - Reg’d *	5,143	109,763
Deutsche Post AG - Reg’d	24,464	393,139

		502,902

Utilities 0.7%
E.ON AG	58,380	1,679,894
RWE AG	11,815	737,633

		2,417,527

		23,895,568

Greece 0.1%

Banks 0.1%
Alpha Bank A.E. ADR *	105,084	154,474
National Bank of Greece S.A. ADR *	112,312	188,684

		343,158

Food, Beverage & Tobacco 0.0%
Coca Cola Hellenic Bottling Co. S.A. ADR	4,448	113,335

Telecommunication Services 0.0%
Hellenic Telecommunications Organization S.A. ADR	25,993	115,149

		571,642

Hong Kong 3.7%

Automobiles & Components 0.0%
Geely Automobile Holdings Ltd.	105,000	57,194

Banks 0.5%
BOC Hong Kong Holdings Ltd.	139,000	476,123
Dah Sing Banking Group Ltd.	113,600	204,799
Hang Seng Bank Ltd.	41,700	683,576
The Bank of East Asia Ltd.	83,400	353,333

		1,717,831

Capital Goods 0.6%
China High Speed Transmission Equipment Group Co., Ltd.	139,000	254,528
Hutchison Whampoa Ltd.	139,000	1,388,094
Jardine Matheson Holdings Ltd.	4,000	172,960
Johnson Electric Holdings Ltd.	153,000	113,287
Noble Group Ltd.	189,181	293,393

		2,222,262

Consumer Durables & Apparel 0.0%
C C Land Holdings Ltd.	139,000	52,445
Hutchison Harbour Ring Ltd.	278,000	34,725
Techtronic Industries Co., Ltd.	69,500	75,893

		163,063

 5

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
China Travel International Investment Hong Kong Ltd. *	278,000	62,648
Galaxy Entertainment Group Ltd. *	139,000	141,405
Sands China Ltd. *	55,600	119,281
The Hongkong & Shanghai Hotels Ltd.	69,500	117,240

		440,574

Diversified Financials 0.2%
Hong Kong Exchanges & Clearing Ltd.	41,700	951,529

Energy 0.0%
Mongolia Energy Co., Ltd. *	139,000	45,106

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	74,000	211,071

Household & Personal Products 0.2%
Hengan International Group Co., Ltd.	69,500	638,111

Insurance 0.2%
AIA Group Ltd. *	222,400	641,512

Materials 0.1%
Huabao International Holdings Ltd.	139,000	220,162

Real Estate 1.2%
Cheung Kong (Holdings) Ltd.	20,000	295,661
Chinese Estates Holdings Ltd.	69,500	120,821
Hongkong Land Holdings Ltd.	139,000	942,420
Hopewell Holdings Ltd.	69,500	216,582
Kowloon Development Co., Ltd.	25,000	27,171
New World Development Co., Ltd.	139,000	274,934
Sino Land Co., Ltd.	50,000	105,722
Sun Hung Kai Properties Ltd.	125,000	2,057,136
The Link REIT	69,500	217,029

		4,257,476

Retailing 0.2%
Belle International Holdings Ltd.	139,000	255,603
Esprit Holdings Ltd.	41,848	201,274
GOME Electrical Appliances Holdings Ltd. *	556,000	218,372
Lifestyle International Holdings Ltd.	69,500	176,666

		851,915

Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	13,900	132,097
GCL Poly Energy Holdings Ltd. *	139,000	45,286

		177,383

Technology Hardware & Equipment 0.1%
Lenovo Group Ltd.	278,000	185,079

Transportation 0.2%
Hopewell Highway Infrastructure Ltd.	903,500	687,603

		13,467,871

Ireland 0.4%

Banks 0.0%
The Governor & Company of the Bank of Ireland *	111,339	45,510

Commercial & Professional Services 0.1%
Experian plc	27,383	313,227

Food, Beverage & Tobacco 0.1%
Kerry Group plc, A Shares	3,197	103,002

Materials 0.1%
CRH plc	21,962	383,093

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Elan Corp. plc *	21,128	109,326
Shire plc	14,595	341,625

		450,951

Transportation 0.0%
Ryanair Holdings plc	11,021	55,248

		1,351,031

Israel 0.6%

Banks 0.1%
Bank Hapoalim B.M. *	31,692	148,247
Bank Leumi Le-Israel	18,765	88,288
Israel Discount Bank, A Shares *	24,464	53,226

		289,761

Capital Goods 0.0%
Clal Industries Ltd.	2,085	14,941
Delek Group Ltd.	139	36,366
Ormat Industries Ltd.	7,367	56,420

		107,727

Energy 0.0%
Delek Drilling - LP *	6,672	25,766

Materials 0.1%
Israel Chemicals Ltd.	13,066	188,332
The Israel Corp., Ltd. *	139	147,430

		335,762

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Teva Pharmaceutical Industries Ltd.	25,020	1,275,836

Telecommunication Services 0.0%
Bezeq Israeli Telecommunication Corp., Ltd.	45,731	122,132

		2,156,984

Italy 2.3%

Automobiles & Components 0.1%
Fiat S.p.A.	14,873	246,852
Pirelli & C S.p.A.	13,395	102,093

		348,945

Banks 0.6%
Banca Carige S.p.A.	29,746	58,082
Banca Monte dei Paschi di Siena S.p.A. *	86,597	92,944
Banca Popolare di Milano Scarl	18,626	64,253
Banco Popolare Societa Cooperatira	19,877	82,347
Intesa Sanpaolo	258,818	675,517
UniCredit S.p.A.	553,803	1,074,881
Unione di Banche Italiane S.c.p.A.	18,487	153,658

		2,201,682

Capital Goods 0.0%
Finmeccanica S.p.A.	12,371	140,185

Consumer Durables & Apparel 0.1%
Bulgari S.p.A.	6,255	60,580

6

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Luxottica Group S.p.A.	5,421	144,029

		204,609

Consumer Services 0.0%
Autogrill S.p.A. *	6,394	81,985

Diversified Financials 0.1%
EXOR S.p.A.	2,641	69,824
Mediobanca S.p.A.	13,483	111,277

		181,101

Energy 0.6%
Eni S.p.A.	79,091	1,595,828
Saipem S.p.A.	9,730	406,073

		2,001,901

Food, Beverage & Tobacco 0.0%
Parmalat S.p.A.	32,665	81,471

Insurance 0.2%
Assicurazioni Generali S.p.A.	46,009	808,544

Media 0.0%
Mediaset S.p.A.	24,742	137,286

Telecommunication Services 0.1%
Telecom Italia S.p.A.	348,890	431,005
Telecom Italia S.p.A. - RSP	125,239	131,402

		562,407

Transportation 0.1%
Atlantia S.p.A.	10,196	200,019

Utilities 0.4%
A2A S.p.A.	54,071	69,472
Enel S.p.A.	212,392	1,000,862
Snam Rete Gas S.p.A.	47,399	225,828
Terna-Rete Elettrica Nazionale S.p.A.	43,507	178,825

		1,474,987

		8,425,122

Japan 18.0%

Automobiles & Components 2.0%
Bridgestone Corp.	13,900	255,865
Denso Corp.	13,900	453,488
Honda Motor Co., Ltd.	41,700	1,498,353
Isuzu Motors Ltd.	6,000	26,716
Mazda Motor Corp.	10,000	27,814
Mitsubishi Motors Corp. *	278,000	375,003
NHK Spring Co., Ltd.	5,000	50,257
Nissan Motor Co., Ltd.	69,500	651,277
Nok Corp.	13,900	262,170
Sumitomo Rubber Industries Ltd.	13,900	140,875
Suzuki Motor Corp.	13,900	335,843
Takata Corp.	2,000	55,629
Toyota Auto Body Co., Ltd.	13,900	246,075
Toyota Motor Corp.	69,500	2,671,481
Yamaha Motor Co., Ltd. *	13,900	199,117

		7,249,963

Banks 1.3%
Aozora Bank Ltd.	139,000	237,281
Hokuhoku Financial Group, Inc.	139,000	253,874
Mitsubishi UFJ Financial Group, Inc.	347,500	1,642,712
Mizuho Financial Group, Inc.	305,800	485,513
Mizuho Trust & Banking Co., Ltd. *	139,000	124,448
Resona Holdings, Inc.	27,800	169,581
Sapporo Hokuyo Holdings, Inc.	55,600	230,312
Shinsei Bank Ltd. *	139,000	121,129
Sumitomo Mitsui Financial Group, Inc.	41,700	1,278,826

		4,543,676

Capital Goods 2.6%
COMSYS Holdings Corp.	13,900	132,910
Daikin Industries Ltd.	13,900	498,621
Fanuc Ltd.	13,900	1,989,507
IHI Corp.	139,000	287,060
ITOCHU Corp.	27,800	257,524
JS Group Corp.	13,900	256,363
JTEKT Corp.	13,900	153,818
Kawasaki Heavy Industries Ltd.	139,000	429,760
Komatsu Ltd.	41,700	1,153,881
Mitsubishi Corp.	41,700	1,053,327
Mitsubishi Electric Corp.	2,000	19,792
Mitsubishi Heavy Industries Ltd.	139,000	499,451
Mitsui & Co., Ltd.	41,700	650,613
Sojitz Corp.	69,500	134,404
Sumitomo Corp.	41,700	543,588
Sumitomo Electric Industries Ltd.	27,800	363,388
THK Co., Ltd.	13,900	287,889
Toyota Tsusho Corp.	13,900	225,500
Ushio, Inc.	13,900	239,272

		9,176,668

Commercial & Professional Services 0.2%
Kokuyo Co., Ltd.	13,900	106,694
Secom Co., Ltd.	13,900	618,091

		724,785

Consumer Durables & Apparel 1.0%
Haseko Corp. *	69,500	62,224
Makita Corp.	13,900	501,940
NAMCO BANDAI Holdings, Inc.	13,900	133,906
Nikon Corp.	13,900	272,790
Panasonic Corp.	83,400	1,198,682
Sanyo Electric Co., Ltd. *	139,000	225,666
Sega Sammy Holdings, Inc.	13,900	233,962
Sony Corp.	27,800	985,959
Sumitomo Forestry Co., Ltd.	13,900	108,684

		3,723,813

Diversified Financials 0.6%
Credit Saison Co., Ltd.	13,900	220,522
Daiwa Securities Group, Inc.	139,000	630,536
Matsui Securities Co., Ltd.	13,900	86,616
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,780	101,549
Nomura Holdings, Inc.	111,200	639,828
ORIX Corp.	4,170	355,921
SBI Holdings, Inc.	139	18,916

		2,053,888

Energy 0.1%
JX Holdings, Inc. *	59,000	364,832
Showa Shell Sekiyu K.K.	13,900	115,488

		480,320

Food & Staples Retailing 0.3%
Aeon Co., Ltd.	27,800	338,830
Seven & I Holdings Co., Ltd.	27,800	678,656

 7

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Uny Co., Ltd.	13,900	125,609

		1,143,095

Food, Beverage & Tobacco 0.4%
Asahi Breweries Ltd.	13,900	270,467
Japan Tobacco, Inc.	139	473,566
Kagome Co., Ltd.	13,900	245,245
Kewpie Corp.	13,900	169,083
Yakult Honsha Co., Ltd.	13,900	394,085

		1,552,446

Health Care Equipment & Services 0.1%
Olympus Corp.	13,900	390,766

Household & Personal Products 0.1%
Kao Corp.	13,900	348,786

Insurance 0.7%
MS&AD Insurance Group Holdings, Inc.	27,800	636,841
Sony Financial Holdings, Inc.	139	501,940
T&D Holdings, Inc.	13,900	315,434
The Dai-ichi Life Insurance Co., Ltd.	278	398,897
Tokio Marine Holdings, Inc.	27,800	785,515

		2,638,627

Materials 1.2%
Hitachi Chemical Co., Ltd.	13,900	257,358
JFE Holdings, Inc.	13,900	441,541
JSR Corp.	13,900	235,787
Kobe Steel Ltd.	139,000	315,268
Mitsubishi Chemical Holdings Corp.	69,500	399,063
Nippon Steel Corp.	139,000	459,628
Nitto Denko Corp.	13,900	576,609
Shin-Etsu Chemical Co., Ltd.	13,900	678,656
Showa Denko K.K.	139,000	283,741
Sumitomo Metal Industries Ltd.	139,000	336,839
Tokyo Steel Manufacturing Co., Ltd.	13,900	140,543
Toyo Seikan Kaisha Ltd.	13,900	249,891

		4,374,924

Media 0.2%
Dentsu, Inc.	13,900	374,671
Hakuhodo DY Holdings, Inc.	2,780	139,381
Toho Co., Ltd.	13,900	203,763

		717,815

Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Astellas Pharma, Inc.	13,900	497,791
Chugai Pharmaceutical Co., Ltd.	13,900	250,721
Daiichi Sankyo Co., Ltd.	13,900	300,500
Dainippon Sumitomo Pharma Co., Ltd.	13,900	120,300
Eisai Co., Ltd.	13,900	477,714
Shionogi & Co., Ltd.	13,900	253,874
Takeda Pharmaceutical Co., Ltd.	13,900	645,470

		2,546,370

Real Estate 0.1%
Mitsubishi Estate Co., Ltd.	6,000	101,134
Mitsui Fudosan Co., Ltd.	3,000	53,074
NTT Urban Development Corp.	139	122,125
Sumitomo Real Estate Sales Co., Ltd.	1,390	60,233
Sumitomo Realty & Development Co., Ltd.	2,000	43,022

		379,588

Retailing 0.3%
DeNA Co., Ltd.	1,900	55,432
Isetan Mitsukoshi Holdings Ltd.	27,800	318,255
Marui Group Co., Ltd.	13,900	112,501
USS Co., Ltd.	1,390	100,554
Yamada Denki Co., Ltd.	5,560	353,100

		939,842

Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	13,900	285,733
Sumco Corp. *	13,900	220,024
Tokyo Electron Ltd.	13,900	871,135

		1,376,892

Software & Services 0.4%
KONAMI Corp.	13,900	259,349
Nintendo Co., Ltd.	600	162,803
Nomura Research Institute Ltd.	13,900	280,091
NTT Data Corp.	139	450,170
Yahoo! Japan Corp.	417	149,337

		1,301,750

Technology Hardware & Equipment 2.0%
Alps Electric Co., Ltd.	13,900	136,893
Brother Industries Ltd.	13,900	197,125
Canon, Inc.	41,700	1,963,788
FUJIFILM Holdings Corp.	13,900	466,597
Hitachi Ltd.	139,000	657,085
Hoya Corp.	13,900	327,547
Kyocera Corp.	13,900	1,417,047
Murata Manufacturing Co., Ltd.	13,900	847,905
OMRON Corp.	13,900	342,480
Toshiba Corp. *	139,000	723,457
Yokogawa Electric Corp.	13,900	95,742

		7,175,666

Telecommunication Services 0.8%
KDDI Corp.	139	793,977
Nippon Telegraph & Telephone Corp.	13,900	628,877
NTT DoCoMo, Inc.	556	901,335
SOFTBANK Corp.	13,900	481,198

		2,805,387

Transportation 1.1%
All Nippon Airways Co., Ltd. *	139,000	491,155
Central Japan Railway Co.	139	1,071,911
East Japan Railway Co.	13,900	829,653
Kintetsu Corp.	139,000	414,826
Tokyu Corp.	139,000	613,943
West Japan Railway Co.	139	486,674

		3,908,162

Utilities 1.4%
Chubu Electric Power Co., Inc.	13,900	328,211
Electric Power Development Co., Ltd.	13,900	423,787
Hokkaido Electric Power Co., Inc.	13,900	275,113
Hokuriku Electric Power Co.	13,900	335,843
Kyushu Electric Power Co., Inc.	13,900	307,967
Osaka Gas Co., Ltd.	139,000	519,363
Shikoku Electric Power Co., Inc.	13,900	404,041
The Chugoku Electric Power Co., Inc.	13,900	276,606
The Kansai Electric Power Co., Inc.	27,800	668,036
The Tokyo Electric Power Co., Inc.	27,800	647,129
Tohoku Electric Power Co., Inc.	13,900	302,325

8

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tokyo Gas Co., Ltd.	139,000	605,646

		5,094,067

		64,647,296

Luxembourg 0.4%

Energy 0.1%
Tenaris S.A.	11,676	246,531

Materials 0.2%
ArcelorMittal	32,665	1,032,638

Media 0.1%
SES	9,313	216,157

		1,495,326

Netherlands 3.4%

Capital Goods 0.2%
Koninklijke (Royal) Philips Electronics N.V.	30,302	820,074

Commercial & Professional Services 0.1%
Randstad Holding N.V. *	5,421	248,822

Diversified Financials 0.3%
ING Groep N.V. CVA *	117,123	1,037,066

Energy 1.5%
Fugro N.V. CVA	2,363	159,646
Royal Dutch Shell plc, A Shares	100,497	3,030,016
Royal Dutch Shell plc, B Shares	76,867	2,284,046
SBM Offshore N.V.	4,587	91,478

		5,565,186

Food & Staples Retailing 0.1%
Koninklijke Ahold N.V.	40,310	488,528

Food, Beverage & Tobacco 0.4%
Heineken Holding N.V.	2,085	84,152
Heineken N.V.	5,282	245,399
Unilever N.V. CVA	42,673	1,207,092

		1,536,643

Insurance 0.1%
AEGON N.V. *	56,017	308,671

Materials 0.2%
Akzo Nobel N.V.	6,394	344,838
Koninklijke DSM N.V.	5,143	251,895

		596,733

Media 0.1%
Reed Elsevier N.V.	19,321	226,612
Wolters Kluwer N.V.	8,340	165,780

		392,392

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
QIAGEN N.V. *	6,533	119,316

Real Estate 0.0%
Corio N.V.	2,224	128,455

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,255	202,910
STMicroelectronics N.V.	9,174	82,485

		285,395

Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	44,202	632,076

Transportation 0.1%
TNT N.V.	8,479	202,925

		12,362,282

New Zealand 0.2%

Consumer Services 0.0%
Sky City Entertainment Group Ltd.	49,206	114,579

Health Care Equipment & Services 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	23,908	53,003

Materials 0.1%
Fletcher Building Ltd.	46,148	272,938

Real Estate 0.0%
Kiwi Income Property Trust	70,890	52,739

Retailing 0.0%
The Warehouse Group Ltd.	13,483	37,615

Telecommunication Services 0.0%
Telecom Corp. of New Zealand Ltd.	55,322	88,899

Transportation 0.1%
Auckland International Airport Ltd.	80,620	124,753

		744,526

Norway 0.8%

Banks 0.1%
DnB NOR A.S.A.	29,238	357,818

Capital Goods 0.1%
Orkla A.S.A.	27,800	233,230

Energy 0.3%
Aker Solutions A.S.A.	2,919	43,197
Seadrill Ltd.	9,730	298,006
Statoil A.S.A.	41,700	826,600

		1,167,803

Insurance 0.0%
Storebrand A.S.A. *	17,653	102,192

Materials 0.2%
Norsk Hydro A.S.A.	36,229	213,054
Yara International A.S.A.	6,950	330,931

		543,985

Telecommunication Services 0.1%
Telenor A.S.A.	27,661	397,760

		2,802,788

Papua N.Guinea 0.1%

Energy 0.1%
Oil Search Ltd.	43,229	283,163

Portugal 0.3%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d	176,808	135,334

Energy 0.0%
Galp Energia, SGPS, S.A., B Shares	9,452	158,723

 9

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	21,267	301,759

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	15,846	201,799

Utilities 0.1%
EDP - Energias de Portugal S.A.	98,273	315,212

		1,112,827

Republic of Korea 4.3%

Automobiles & Components 0.3%
Halla Climate Control Corp.	250	4,054
Hankook Tire Co., Ltd.	1,200	31,050
Hyundai Mobis	969	229,839
Hyundai Motor Co.	2,225	331,044
Kia Motors Corp.	11,280	476,243

		1,072,230

Banks 0.7%
Busan Bank	4,800	56,719
Daegu Bank Ltd.	1,200	14,956
Industrial Bank of Korea	1,200	16,767
KB Financial Group, Inc. ADR	24,742	1,139,122
Shinhan Financial Group Co., Ltd. ADR	15,846	1,216,339
Woori Finance Holdings Co., Ltd.	3,600	44,402

		2,488,305

Capital Goods 0.5%
Daelim Industrial Co., Ltd.	842	78,797
Daewoo International Corp.	1,690	46,790
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	2,680	68,653
Doosan Corp.	1,051	127,364
Doosan Heavy Industries and Construction Co., Ltd.	600	41,815
Doosan Infracore Co., Ltd. *	1,890	40,754
GS Engineering & Construction Corp.	360	31,050
Hyundai Engineering & Construction Co., Ltd.	1,320	71,954
Hyundai Heavy Industries Co., Ltd.	1,530	490,249
Hyundai Mipo Dockyard Co., Ltd.	489	73,388
LG Corp.	720	50,737
LS Corp.	453	39,463
Samsung C&T Corp.	1,691	112,014
Samsung Engineering Co., Ltd.	755	120,797
Samsung Heavy Industries Co., Ltd.	5,360	153,486
Samsung Techwin Co., Ltd.	720	67,380
STX Corp. *	4,860	108,568
STX Offshore & Shipbuilding Co., Ltd.	1,340	26,294

		1,749,553

Consumer Durables & Apparel 0.0%
LG Electronics, Inc.	1,440	127,928

Diversified Financials 0.1%
Daewoo Securities Co., Ltd.	7,690	153,879
Hyundai Securities Co., Ltd.	8,740	94,230
Korea Investment Holdings Co., Ltd.	2,650	78,970
Samsung Securities Co., Ltd.	1,440	80,731
Woori Investment & Securities Co., Ltd.	6,750	111,491

		519,301

Energy 0.0%
SK Energy Co., Ltd.	997	142,318

Household & Personal Products 0.0%
LG Household & Health Care Ltd.	120	39,590

Insurance 0.1%
Dongbu Insurance Co., Ltd.	3,650	120,418
Samsung Fire & Marine Insurance Co., Ltd.	360	59,307

		179,725

Materials 0.8%
Cheil Industries, Inc.	720	66,138
Hanwha Chemical Corp.	4,590	125,696
Hanwha Corp.	4,090	156,453
Honam Petrochemical Corp.	896	188,180
Hyosung Corp.	536	49,236
Hyundai Steel Co.	920	87,287
Korea Zinc Co., Ltd.	159	38,193
LG Chem Ltd.	638	213,510
OCI Co., Ltd.	328	85,862
POSCO ADR	17,514	1,724,078

		2,734,633

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Yuhan Corp.	300	41,530

Retailing 0.0%
Hyundai Department Store Co., Ltd.	516	53,407
Lotte Midopa Co., Ltd.	5,500	66,651

		120,058

Semiconductors & Semiconductor Equipment 1.1%
Hynix Semiconductor, Inc. *	6,640	134,587
Samsung Electronics Co., Ltd. GDR - Reg’d	10,425	3,648,750

		3,783,337

Software & Services 0.1%
Daum Communications Corp. *	376	24,809
NCsoft Corp.	240	51,337
NHN Corp. *	720	121,718

		197,864

Technology Hardware & Equipment 0.2%
LG Display Co., Ltd. ADR	44,063	750,834
Samsung Electro-Mechanics Co., Ltd.	807	87,006

		837,840

Telecommunication Services 0.2%
KT Corp. ADR	15,151	308,171
SK Telecom Co., Ltd. ADR	22,657	407,373

		715,544

Transportation 0.0%
Hanjin Shipping Holdings Co., Ltd. *	740	11,106
Hyundai Merchant Marine Co., Ltd.	1,340	47,618
Korean Air Lines Co., Ltd. *	799	48,929

		107,653

Utilities 0.2%
Korea Electric Power Corp. ADR *	46,426	552,934

		15,410,343

10

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Singapore 1.5%

Banks 0.3%
Oversea-Chinese Banking Corp., Ltd.	139,000	1,044,196

Capital Goods 0.2%
Singapore Technologies Engineering Ltd.	139,000	342,807
Yangzijiang Shipbuilding Holdings Ltd.	139,000	189,280

		532,087

Food & Staples Retailing 0.1%
Olam International Ltd.	139,000	320,725

Food, Beverage & Tobacco 0.2%
Golden Agri-Resources Ltd.	417,000	228,713
Wilmar International Ltd.	139,000	633,037

		861,750

Real Estate 0.4%
Allgreen Properties Ltd.	188,000	163,559
CapitaCommercial Trust	139,000	156,682
Capitaland Ltd.	139,000	379,612
CapitaMall Trust	139,000	193,486
Keppel Land Ltd.	33,000	118,584
Wing Tai Holdings Ltd.	176,000	225,018
Yanlord Land Group Ltd.	139,000	172,455

		1,409,396

Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	278,000	651,965

Transportation 0.1%
ComfortDelGro Corp., Ltd.	139,000	159,837
Neptune Orient Lines Ltd. *	139,000	228,188
Singapore Post Ltd.	139,000	121,980

		510,005

		5,330,124

Spain 3.0%

Banks 1.0%
Banco Bilbao Vizcaya Argentaria S.A.	113,087	1,041,812
Banco de Sabadell S.A.	36,347	141,518
Banco Popular Espanol S.A.	33,401	170,919
Banco Santander S.A.	241,860	2,298,340

		3,652,589

Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	7,506	330,502
Gamesa Corporacion Tecnologica S.A. *	5,838	39,062
Zardoya Otis S.A.	4,216	59,766

		429,330

Diversified Financials 0.1%
Corporacion Financiera Alba S.A.	1,112	50,129
Criteria Caixacorp S.A.	37,252	183,448

		233,577

Energy 0.2%
Repsol YPF S.A.	36,418	880,824

Insurance 0.0%
Mapfre S.A.	29,767	75,832

Materials 0.0%
Acerinox S.A.	6,672	95,798

Media 0.0%
Gestevision Telecinco S.A.	3,197	30,389

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	6,672	77,273

Retailing 0.2%
Industria de Diseno Textil S.A.	7,089	535,783

Software & Services 0.0%
Indra Sistemas S.A.	4,448	71,393

Telecommunication Services 0.8%
Telefonica S.A.	125,934	2,686,887

Transportation 0.1%
Abertis Infraestructuras S.A.	7,693	122,826
Ferrovial S.A.	13,622	129,624

		252,450

Utilities 0.5%
Enagas	6,255	115,908
Endesa S.A.	3,475	78,281
Gas Natural SDG S.A.	14,873	201,547
Iberdrola Renovables S.A.	33,221	97,778
Iberdrola S.A.	157,209	1,083,604
Red Electrica Corporacion S.A.	2,085	91,426

		1,668,544

		10,690,669

Sweden 2.9%

Banks 0.7%
Nordea Bank AB	109,532	1,091,021
Skandinaviska Enskilda Banken AB, A Shares	62,133	450,585
Svenska Handelsbanken AB, A Shares	21,406	639,203
Swedbank AB, A Shares *	18,765	237,211

		2,418,020

Capital Goods 1.0%
AB SKF, B Shares	14,873	396,537
Alfa Laval AB	15,290	268,509
Assa Abloy AB, B Shares	14,039	376,897
Atlas Copco AB, A Shares	20,155	445,080
Atlas Copco AB, B Shares	12,093	237,816
Sandvik AB	25,854	437,481
Scania AB, B Shares	11,954	244,261
Skanska AB, B Shares	14,873	264,358
Volvo AB, A Shares *	16,541	231,676
Volvo AB, B Shares *	38,642	561,008

		3,463,623

Commercial & Professional Services 0.1%
Securitas AB, B Shares	24,881	264,285

Consumer Durables & Apparel 0.0%
Electrolux AB, Series B	5,560	132,031

Diversified Financials 0.1%
Industrivarden AB, A Shares	8,062	120,828
Investor AB, B Shares	21,267	411,877

		532,705

 11

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Food, Beverage & Tobacco 0.1%
Swedish Match AB	17,653	493,248

Materials 0.1%
Boliden AB	5,282	90,805
Holmen AB, B Shares	4,170	123,927
SSAB AB, A Shares	6,255	84,407
Svenska Cellulosa AB, B Shares	15,985	232,981

		532,120

Media 0.0%
Modern Times Group, B Shares	278	20,299

Retailing 0.2%
Hennes & Mauritz AB, B Shares	16,819	567,760

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	89,655	924,902

Telecommunication Services 0.3%
Tele2 AB, B Shares	15,429	308,247
TeliaSonera AB	85,207	656,687

		964,934

		10,313,927

Switzerland 6.7%

Capital Goods 0.6%
ABB Ltd. - Reg’d *	71,307	1,391,513
Geberit AG - Reg’d	1,668	339,223
Schindler Holding AG	1,668	189,777
Schindler Holding AG - Reg’d	2,363	271,934

		2,192,447

Commercial & Professional Services 0.2%
Adecco S.A. - Reg’d	6,811	390,538
SGS S.A. - Reg’d	278	458,266

		848,804

Consumer Durables & Apparel 0.5%
Compagnie Financiere Richemont S.A., A Shares	17,375	943,100
Swatch Group AG	1,251	505,822
Swatch Group AG - Reg’d	3,753	273,746

		1,722,668

Diversified Financials 0.9%
Credit Suisse Group AG - Reg’d	31,692	1,177,758
GAM Holding Ltd. *	5,282	78,168
Julius Baer Group Ltd.	7,506	286,926
UBS AG - Reg’d *	101,192	1,525,951

		3,068,803

Energy 0.1%
Transocean Ltd. *	4,170	288,264

Food, Beverage & Tobacco 1.7%
Nestle S.A. - Reg’d	109,115	5,971,931

Health Care Equipment & Services 0.0%
Sonova Holding AG - Reg’d	1,251	157,269

Insurance 0.3%
Baloise Holding AG - Reg’d	1,251	107,440
Swiss Reinsurance Co., Ltd. - Reg’d	6,394	297,408
Zurich Financial Services AG	3,614	809,678

		1,214,526

Materials 0.5%
Givaudan S.A. - Reg’d	417	420,891
Holcim Ltd. - Reg’d	5,977	387,692
Syngenta AG - Reg’d	3,475	969,249

		1,777,832

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Lonza Group AG - Reg’d	2,224	172,819
Novartis AG - Reg’d	64,635	3,453,209
Roche Holding AG	20,850	2,882,643

		6,508,671

Telecommunication Services 0.1%
Swisscom AG - Reg’d	834	342,235

Transportation 0.0%
Kuehne & Nagel International AG - Reg’d	1,390	179,485

		24,272,935

United Kingdom 16.3%

Banks 2.7%
Barclays plc	347,639	1,386,786
HSBC Holdings plc	498,871	5,036,754
Lloyds Banking Group plc *	1,149,532	1,081,475
Royal Bank of Scotland Group plc *	575,738	337,042
Standard Chartered plc	66,769	1,799,942

		9,641,999

Capital Goods 0.5%
BAE Systems plc	93,825	482,629
Bunzl plc	7,506	82,002
Cobham plc	27,105	81,174
European Aeronautic Defence & Space Co. *	9,869	221,738
Invensys plc	21,406	107,011
Rolls-Royce Group plc *	44,897	425,815
Rolls-Royce Group plc, C Shares *(a)	2,770,048	4,314
Smiths Group plc	8,618	152,734
Wolseley plc *	9,035	241,452

		1,798,869

Commercial & Professional Services 0.1%
Aggreko plc	2,224	50,741
Capita Group plc	17,375	176,425
G4S plc	39,476	146,256
Hays plc	42,951	72,375
Rentokil Initial plc *	61,994	84,671

		530,468

Consumer Durables & Apparel 0.1%
Burberry Group plc	13,761	213,450

Consumer Services 0.5%
Carnival plc	7,923	323,526
Compass Group plc	62,550	541,125
Intercontinental Hotels Group plc	13,900	246,778
Ladbrokes plc	39,337	75,719
Thomas Cook Group plc	34,194	99,209
TUI Travel plc	27,383	89,981
Whitbread plc	8,201	215,716
William Hill plc	32,248	78,094

		1,670,148

12

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
3i Group plc	29,885	138,880
ICAP plc	23,213	171,716
Man Group plc	51,013	210,450
Provident Financial plc	7,784	98,373
Schroders plc	4,309	107,102
Schroders plc, Non-Voting Shares	4,170	82,541

		809,062

Energy 1.7%
AMEC plc	9,174	154,444
BG Group plc	93,130	1,684,594
BP plc	532,509	3,532,418
Cairn Energy plc *	33,360	200,799
Petrofac Ltd.	1,807	39,145
Tullow Oil plc	24,881	444,445

		6,055,845

Food & Staples Retailing 0.6%
J Sainsbury plc	54,488	301,836
Tesco plc	225,180	1,452,885
William Morrison Supermarkets plc	73,392	310,888

		2,065,609

Food, Beverage & Tobacco 1.8%
Associated British Foods plc	10,286	169,961
British American Tobacco plc	55,600	2,017,950
Diageo plc	69,500	1,238,219
Imperial Tobacco Group plc	27,522	808,366
SABMiller plc	33,082	1,047,922
Tate & Lyle plc	15,290	121,441
Unilever plc	36,418	1,007,836

		6,411,695

Health Care Equipment & Services 0.1%
Smith & Nephew plc	27,661	250,929

Household & Personal Products 0.3%
Reckitt Benckiser Group plc	23,630	1,251,207

Insurance 0.7%
Admiral Group plc	3,753	89,308
Aviva plc	81,732	451,354
Legal & General Group plc	182,785	260,180
Old Mutual plc	164,020	302,692
Prudential plc	81,454	720,522
Resolution Ltd.	107,902	355,071
RSA Insurance Group plc	85,485	159,889
Standard Life plc	59,214	185,541

		2,524,557

Materials 2.7%
Anglo American plc	39,059	1,715,670
Antofagasta plc	7,228	148,024
BHP Billiton plc	62,828	2,235,764
Eurasian Natural Resources Corp.	11,676	159,743
Fresnillo plc	5,699	125,231
Johnson Matthey plc	5,699	158,336
Kazakhmys plc	8,896	192,019
Lonmin plc *	6,116	161,254
Randgold Resources Ltd.	2,363	220,617
Rexam plc	28,773	135,101
Rio Tinto plc	46,009	2,923,050
Vedanta Resources plc	4,448	137,572
Xstrata plc	68,249	1,373,237

		9,685,618

Media 0.4%
Aegis Group plc	22,657	46,576
British Sky Broadcasting Group plc	32,109	360,286
Daily Mail & General Trust plc, A Shares	6,116	49,434
ITV plc *	127,046	131,870
Pearson plc	19,738	284,643
Reed Elsevier plc	29,051	230,285
United Business Media Ltd.	5,143	49,338
WPP plc	33,916	375,808

		1,528,240

Pharmaceuticals, Biotechnology & Life Sciences 1.3%
AstraZeneca plc	41,144	1,919,386
GlaxoSmithKline plc	146,923	2,773,185

		4,692,571

Real Estate 0.3%
British Land Co. plc	38,086	285,297
Capital Shopping Centres Group	30,024	183,057
Hammerson plc	29,468	180,447
Land Securities Group plc	21,823	213,772
SEGRO plc	27,383	116,549

		979,122

Retailing 0.2%
Home Retail Group plc	19,182	60,224
Kingfisher plc	57,824	211,623
Marks & Spencer Group plc	39,198	227,454
Next plc	3,753	117,479

		616,780

Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	28,773	177,357

Software & Services 0.1%
Autonomy Corp. plc *	6,811	141,393
Logica plc	46,843	85,280
The Sage Group plc	35,723	143,144

		369,817

Telecommunication Services 1.3%
BT Group plc	207,666	549,795
Cable & Wireless Communications plc	100,219	69,688
Cable & Wireless Worldwide plc	93,269	89,548
Inmarsat plc	12,093	122,038
TalkTalk Telecom Group plc *	28,495	67,719
Vodafone Group plc	1,529,695	3,829,503

		4,728,291

Utilities 0.7%
Centrica plc	133,996	640,853
Drax Group plc	16,402	90,322
International Power plc	44,202	280,515
National Grid plc	88,327	781,319
Scottish & Southern Energy plc	23,769	414,587
Severn Trent plc	6,116	137,728
United Utilities Group plc	15,290	142,038

		2,487,362

		58,488,996

 13

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

United States 0.1%

Health Care Equipment & Services 0.1%
Synthes, Inc.	2,085	256,886

Total Common Stock
(Cost $352,842,313)		356,209,971

Preferred Stock 0.3% of net assets

Germany 0.3%

Automobiles & Components 0.2%
Porsche Automobil Holding SE	1,807	136,267
Volkswagen AG	3,795	611,589

		747,856

Health Care Equipment & Services 0.0%
Fresenius SE	1,668	144,327

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	4,170	256,460

		1,148,643

Italy 0.0%

Diversified Financials 0.0%
EXOR S.p.A.	417	8,859

Total Preferred Stock
(Cost $793,052)		1,157,502

Other Investment Company 0.1% of net assets

United States 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	263,596	263,596

Total Other Investment Company
(Cost $263,596)		263,596

Rights 0.0% of net assets

Australia 0.0%

Real Estate 0.0%
Commonwealth Property Office Fund *(a)	10,139	—

Hong Kong 0.0%

Banks 0.0%
Dah Sing Banking Group Ltd. *	11,360	7,314

Republic of Korea 0.0%

Transportation 0.0%
Hyundai Merchant Marine Co., Ltd. *(a)	77	611

Spain 0.0%

Media 0.0%
Gestevision Telecinco S.A. *	3,197	2,206

Total Rights
(Cost $—)		10,131

End of Investments

At 11/30/10, the tax basis cost of the fund’s investments was $353,985,398 and the unrealized appreciation and depreciation were $23,063,255 and ($19,407,453), respectively, with a net unrealized appreciation of $3,655,802.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions

14

 Schwab International Equity ETF™

Portfolio Holdings (Unaudited) continued

that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$297,720,975	$—	$—	$297,720,975
United Kingdom(a)	58,484,682	—	—	58,484,682
Capital Goods	—	—	4,314	4,314
Other Investment Company(a)	263,596	—	—	263,596
Preferred Stock(a)	1,157,502	—	—	1,157,502
Rights(a)	9,520	—	—	9,520
Republic of Korea(a)
Transportation	—	—	611	611

Total	$357,636,275	$—	$4,925	$357,641,200

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Net
	Balance		Net	Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	(Sales)	In	Out	2010

Common Stock
Singapore	$72,894	$—	$16,038	($13,151)	($75,781)	$—	$—	$—
United Kingdoms	—	—	—	(58)	4,372	—	—	4,314
Right
Australia	—	—	—	—	—	—	—	—
Republic of Korea	—	—	—	611	—	—	—	611

Total	$72,894	$—	$16,038	($12,598)	($71,409)	$—	$—	$4,925

REG54094NOV10 - 00

 15

Schwab Strategic Trust
Schwab Emerging Markets Equity ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

91.6%		Common Stock	224,431,489	237,154,221
7.9%		Preferred Stock	20,477,191	20,613,075
0.8%		Other Investment Company	2,031,681	2,031,681
0.1%		Rights	—	189,637

100.4%		Total Investments	246,940,361	259,988,614
(0	.4)%	Other Assets and Liabilities, Net		(1,021,590)

100.0%		Net Assets		258,967,024

	Number	Value
Security	of Shares	($)

Common Stock 91.6% of net assets

Brazil 11.1%

Banks 1.9%
Banco Bradesco S.A. ADR	137,280	2,753,837
Banco do Brasil S.A.	67,200	1,285,470
Banco Santander Brasil S.A. ADR	58,848	767,966

		4,807,273

Capital Goods 0.3%
Embraer S.A. ADR *	14,400	419,328
Weg S.A.	28,800	377,938

		797,266

Consumer Durables & Apparel 0.3%
Cyrela Brazil Realty S.A.	19,200	242,247
MRV Engenharia e Participacoes S.A.	19,200	189,220
PDG Realty S.A. Empreendimentos e Participacoes	76,800	463,953

		895,420

Diversified Financials 0.4%
BM&F BOVESPA S.A.	144,000	1,092,622

Energy 2.0%
OGX Petroleo e Gas Participacoes S.A. *	48,000	555,381
Petroleo Brasileiro S.A. ADR	126,240	4,095,226
Ultrapar Participacoes S.A. ADR	6,720	397,555

		5,048,162

Food, Beverage & Tobacco 0.8%
BRF - Brasil Foods S.A. ADR *	60,384	920,252
Companhia de Bebidas das Americas ADR	1,920	222,720
Cosan S.A. Industria e Comercio	9,600	146,520
JBS S.A.	38,400	146,241
Marfrig Alimentos S.A. *	19,200	145,683
Souza Cruz S.A.	9,600	480,754

		2,062,170

Household & Personal Products 0.5%
Hypermarcas S.A. *	9,600	151,432
Natura Cosmeticos S.A.	38,400	1,028,823

		1,180,255

Materials 2.6%
Braskem S.A. ADR *	9,600	206,112
Companhia Siderurgica Nacional S.A. ADR	78,089	1,222,093
Duratex S.A. *	19,200	218,803
Fibria Celulose S.A. ADR *	9,600	146,688
Gerdau S.A.	9,600	83,112
Gerdau S.A. ADR	50,688	588,994
MMX Mineracao e Metalicos S.A. *	19,200	136,194
Usinas Siderurgicas de Minas Gerais S.A.	19,200	242,693
Vale S.A. ADR *	121,248	3,841,137

		6,685,826

Media 0.1%
NET Servicos de Comunicacao S.A. ADR *	19,968	265,175

Retailing 0.1%
Lojas Renner S.A.	6,100	212,909

Software & Services 0.3%
Cielo S.A.	38,400	332,670
Redecard S.A.	38,400	499,006

		831,676

Telecommunication Services 0.5%
Brasil Telecom S.A. ADR *	8,736	179,437
Tele Norte Leste Participacoes S.A.	9,600	171,024
Tele Norte Leste Participacoes S.A. ADR	19,200	270,528
Tim Participacoes S.A. *	28,800	115,542
Tim Participacoes S.A. ADR	11,520	370,483
Vivo Participacoes S.A. ADR	9,600	277,152

		1,384,166

Transportation 0.5%
All America Latina Logistica S.A.	48,000	445,142
Companhia de Concessoes Rodoviarias	28,800	782,836
LLX Logistica S.A. *	19,200	94,889
TAM S.A., ADR	2,016	49,050

		1,371,917

Utilities 0.8%
Centrais Eletricas Brasileiras S.A. ADR	16,896	226,069
Companhia de Saneamento Basico do Estado de Sao Paulo ADR *	3,840	173,376
Companhia Energetica de Minas Gerais ADR	31,680	541,094

 1

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Companhia Paranaense de Energia ADR	9,600	240,384
CPFL Energia S.A. ADR	3,168	224,960
EDP - Energias do Brasil S.A.	9,600	204,291
Light S.A.	9,600	122,686
Tractebel Energia S.A.	19,200	302,306

		2,035,166

		28,670,003

Chile 2.1%

Banks 0.3%
Banco de Chile ADR	2,910	247,816
Banco Santander Chile ADR	2,910	266,498
Corpbanca S.A.	12,110,784	213,581

		727,895

Capital Goods 0.3%
Empresas Copec S.A.	35,712	686,924

Food & Staples Retailing 0.2%
Cencosud S.A.	59,424	446,000

Materials 0.5%
Cap S.A.	9,408	456,847
Empresas CMPC S.A.	7,296	389,000
Sociedad Quimica y Minera de Chile S.A. ADR	10,272	520,996

		1,366,843

Retailing 0.2%
S.A.C.I. Falabella S.A.	69,408	661,842

Transportation 0.1%
Lan Airlines S.A. ADR	9,600	295,392

Utilities 0.5%
Colbun S.A.	879,648	242,618
Empresa Nacional de Electricidad S.A. ADR	10,491	601,239
Enersis S.A. ADR	19,200	456,768

		1,300,625

		5,485,521

China 17.0%

Automobiles & Components 0.3%
Dongfeng Motor Group Co., Ltd., H Shares	192,000	365,919
Great Wall Motor Co., Ltd., H Shares	48,000	175,542
Guangzhou Automobile Group Co., Ltd., H Shares *	115,662	156,388

		697,849

Banks 4.5%
Agricultural Bank of China Ltd., H Shares *	576,000	300,400
Bank of China Ltd., H Shares	4,280,000	2,281,741
Bank of Communications Co., Ltd., H Shares	770,150	805,292
China CITIC Bank Corp., Ltd., H Shares	864,000	605,250
China Construction Bank Corp., H Shares	3,772,000	3,414,674
China Merchants Bank Co., Ltd., H Shares	336,020	867,564
China Minsheng Banking Corp., Ltd., H Shares	576,100	512,623
Industrial & Commercial Bank of China Ltd., H Shares	3,557,000	2,766,578

		11,554,122

Capital Goods 1.1%
Beijing Enterprises Holdings Ltd.	48,000	302,563
China Communications Construction Co., Ltd., H Shares	384,000	332,789
China International Marine Containers (Group) Co., Ltd., B Shares	163,200	344,236
China National Materials Co., Ltd., H Shares	192,000	185,432
China Railway Construction Corp., Ltd., H Shares	240,000	285,565
China Railway Group Ltd., H Shares	384,000	268,011
Citic Pacific Ltd.	96,000	239,578
CSR Corp., Ltd., H Shares	192,000	229,194
Metallurgical Corp. of China Ltd., H Shares *	384,000	170,103
Shanghai Industrial Holdings Ltd.	96,000	404,242
Shanghai Zhenhua Heavy Industry Co., Ltd., B Shares *	67,200	40,992

		2,802,705

Energy 3.3%
China Coal Energy Co., H Shares	288,000	453,196
China Oilfield Services Ltd., H Shares	192,000	350,096
China Petroleum & Chemical Corp., H Shares	1,536,000	1,426,096
China Shenhua Energy Co., Ltd., H Shares	144,000	608,217
CNOOC Ltd.	1,056,000	2,289,961
Inner Mongolia Yitai Coal Co., Ltd., B Shares	76,800	518,400
Kunlun Energy Co., Ltd.	192,000	278,890
PetroChina Co., Ltd., H Shares	1,728,000	2,147,302
Yanzhou Coal Mining Co., Ltd., H Shares	192,000	532,808

		8,604,966

Food, Beverage & Tobacco 0.0%
China Agri-Industries Holdings Ltd.	96,000	114,844

Health Care Equipment & Services 0.1%
Sinopharm Group Co., H Shares	76,800	280,373

Insurance 2.1%
China Life Insurance Co., Ltd., H Shares	576,000	2,469,954
China Pacific Insurance (Group) Co., Ltd., H Shares	76,800	305,592
China Taiping Insurance Holdings Co., Ltd. *	96,000	319,561
PICC Property & Casualty Co., Ltd., H Shares *	384,000	574,592
Ping An Insurance (Group) Co., of China Ltd., H Shares	144,000	1,677,233

		5,346,932

2

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.8%
Angang Steel Co., Ltd., H Shares	192,000	275,923
Anhui Conch Cement Co., Ltd., H Shares	24,000	101,988
BBMG Corp., H Shares	96,000	137,961
China Bluechemical Ltd., H Shares	384,000	306,086
China National Building Material Co., Ltd., H Shares	192,000	444,542
Jiangxi Copper Co., Ltd., H Shares	96,000	275,676
Sinofert Holdings Ltd. *	384,000	213,618
Zijin Mining Group Co., Ltd., H Shares	384,000	361,963

		2,117,757

Real Estate 0.7%
China Overseas Land & Investment Ltd.	384,000	736,783
China Resources Land Ltd.	192,000	345,151
China Vanke Co., Ltd., B Shares	201,600	254,413
Guangzhou R&F Properties Co., Ltd., H Shares	115,200	152,796
Shenzhen Special Economic Zone Real Estate (Group) Co., Ltd., B Shares *	76,800	30,658
Sino-Ocean Land Holdings Ltd.	384,000	226,969
Yuexiu Property Co., Ltd. *	576,000	149,087

		1,895,857

Retailing 0.3%
China Resources Enterprise Ltd.	192,000	808,484

Technology Hardware & Equipment 0.2%
BYD Co., Ltd., H Shares	48,000	288,347
ZTE Corp., H Shares	57,600	211,763

		500,110

Telecommunication Services 2.4%
China Mobile Ltd.	432,000	4,305,731
China Telecom Corp., Ltd., H Shares	1,536,000	773,375
China Unicom (Hong Kong) Ltd.	768,000	1,032,485

		6,111,591

Transportation 0.9%
Air China Ltd., H Shares *	384,000	497,452
China COSCO Holdings Co., Ltd., H Shares *	240,000	262,695
China Merchants Holdings International Co., Ltd.	192,000	754,090
China Shipping Container Lines Co., Ltd., H Shares *	480,000	191,613
China Shipping Development Co., Ltd., H Shares	192,000	266,528
Cosco Pacific Ltd.	192,000	303,120
Zhejiang Expressway Co., Ltd., H Shares	192,000	180,982

		2,456,480

Utilities 0.3%
China Longyuan Power Group Corp., H Shares *	192,000	179,004
China Resources Power Holdings Co., Ltd.	192,000	336,744
Datang International Power Generation Co., Ltd., H Shares	576,000	209,167

		724,915

		44,016,985

Colombia 0.8%

Banks 0.3%
Bancolombia S.A. ADR	16,032	989,174

Diversified Financials 0.1%
Corporacion Financiera Colombiana S.A.	7,052	129,747
Corporacion Financiera Colombiana S.A. *	150	2,534

		132,281

Energy 0.4%
Ecopetrol S.A. ADR	25,440	1,021,925

		2,143,380

Czech Republic 0.5%

Banks 0.1%
Komercni Banka A/S	1,248	263,409

Materials 0.0%
Unipetrol A/S *	9,600	97,559

Telecommunication Services 0.1%
Telefonica O2 Czech Republic A/S	5,184	100,366

Utilities 0.3%
CEZ A/S	18,528	725,153

		1,186,487

Egypt 0.6%

Banks 0.2%
Commercial International Bank GDR	77,760	566,093

Capital Goods 0.3%
Orascom Construction Industries GDR	15,264	675,126

Telecommunication Services 0.1%
Orascom Telecom Holding SAE GDR - Reg’d *	85,740	308,664

		1,549,883

Hungary 0.4%

Banks 0.2%
OTP Bank Nyrt. plc *	22,848	519,225

Energy 0.1%
MOL Hungarian Oil and Gas Nyrt. *	4,128	354,191

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Richter Gedeon Nyrt.	1,056	209,524

		1,082,940

India 11.6%

Automobiles & Components 0.5%
Bajaj Auto Ltd.	18,240	626,484
Hero Honda Motors Ltd.	6,145	263,531

 3

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mahindra & Mahindra Ltd.	17,856	298,476

		1,188,491

Banks 2.1%
Axis Bank Ltd.	24,768	738,398
Bank of Baroda	7,455	153,064
Canara Bank Ltd.	25,536	417,280
HDFC Bank Ltd.	16,224	806,197
Housing Development Finance Corp., Ltd.	81,600	1,219,954
ICICI Bank Ltd.	42,432	1,062,349
Oriental Bank of Commerce	25,728	238,328
State Bank of India	11,040	720,554
Union Bank of India Ltd.	19,836	152,558

		5,508,682

Capital Goods 1.2%
ABB Ltd.	8,736	146,600
Adani Enterprises Ltd.	15,936	232,224
Bharat Heavy Electricals Ltd.	10,752	517,858
Crompton Greaves Ltd.	29,673	214,052
Jaiprakash Associates Ltd.	6,432	15,419
Larsen & Toubro Ltd.	32,928	1,399,826
Punj Lloyd Ltd.	2,208	4,735
Siemens India Ltd.	14,112	238,460
Suzlon Energy Ltd. *	4,704	4,900
Tata Motors Ltd.	12,672	343,002

		3,117,076

Diversified Financials 0.4%
Bajaj Holdings & Investment Ltd.	11,040	206,905
Infrastructure Development Finance Co., Ltd.	89,856	366,200
Kotak Mahindra Bank Ltd.	24,192	252,017
Reliance Capital Ltd.	9,600	136,201

		961,323

Energy 1.8%
Aban Offshore Ltd.	2,976	45,141
Bharat Petroleum Corp., Ltd.	14,112	207,859
Cairn India Ltd. *	37,248	256,844
Coal India Ltd. *	33,600	233,153
Essar Oil Ltd. *	96,384	259,104
Hindustan Petroleum Corp., Ltd.	26,688	241,230
Indian Oil Corp., Ltd.	26,496	200,431
Oil & Natural Gas Corp., Ltd.	21,792	591,782
Reliance Industries Ltd.	116,064	2,495,053
The Great Eastern Shipping Co., Ltd.	32,448	261,295

		4,791,892

Food, Beverage & Tobacco 0.7%
ITC Ltd.	409,536	1,532,022
Nestle India Ltd.	2,496	195,829
United Spirits Ltd.	6,144	185,867

		1,913,718

Household & Personal Products 0.1%
Colgate-Palmolive (India) Ltd.	7,680	148,127
Hindustan Unilever Ltd.	36,864	238,288

		386,415

Materials 1.2%
Hindalco Industries Ltd.	124,320	563,552
Jindal Steel & Power Ltd.	32,928	456,335
JSW Steel Ltd.	11,136	273,018
NMDC Ltd.	28,800	153,493
Sesa Goa Ltd.	33,120	221,377
Steel Authority of India Ltd.	49,824	191,326
Sterlite Industries (India) Ltd. ADR	42,912	608,063
Tata Chemicals Ltd.	25,728	199,051
Tata Steel Ltd.	40,128	512,521

		3,178,736

Media 0.1%
Zee Entertainment Enterprises Ltd.	50,304	160,170

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Cipla Ltd.	50,112	375,690
Dr. Reddys Laboratories Ltd.	7,872	306,413
Lupin Ltd.	29,760	331,196
Piramal Healthcare Ltd.	18,528	178,880
Sun Pharmaceutical Industries Ltd.	27,360	270,112

		1,462,291

Real Estate 0.2%
DLF Ltd.	38,112	254,869
Housing Development & Infrastructure Ltd. *	2,016	8,324
Unitech Ltd.	140,352	193,620

		456,813

Software & Services 1.6%
HCL Technologies Ltd.	18,816	166,078
Infosys Technologies Ltd.	42,816	2,836,717
Mphasis Ltd.	10,656	141,674
Tata Consultancy Services Ltd.	23,424	551,563
Wipro Ltd. ADR	30,364	415,683

		4,111,715

Telecommunication Services 0.5%
Bharti Airtel Ltd.	117,120	908,168
Idea Cellular Ltd. *	127,104	200,137
Reliance Communications Ltd.	72,000	205,871

		1,314,176

Utilities 0.6%
Adani Power Ltd. *	47,616	141,650
GAIL India Ltd.	31,872	338,968
GMR Infrastructure Ltd. *	116,640	115,661
NTPC Ltd.	45,408	182,879
Power Grid Corp. of India Ltd.	53,856	111,503
Reliance Infrastructure Ltd.	10,944	201,540
Reliance Power Ltd. *	53,568	186,382
Tata Power Co., Ltd.	9,600	270,101

		1,548,684

		30,100,182

Indonesia 2.5%

Automobiles & Components 0.5%
PT Astra International Tbk	240,000	1,378,791

Banks 0.6%
PT Bank Central Asia Tbk	912,000	610,759
PT Bank Mandiri Tbk	336,000	238,034
PT Bank Rakyat Indonesia (Persero) Tbk	480,000	557,893
PT Bank Negara Indonesia (Persero) Tbk	144,000	64,556

		1,471,242

4

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.2%
PT United Tractors Tbk	192,000	488,820

Energy 0.3%
PT Bumi Resources Tbk	1,219,000	357,577
PT Tambang Batubara Bukit Asam Tbk	96,000	198,716
PT Adaro Energy Tbk	672,000	172,947

		729,240

Food, Beverage & Tobacco 0.2%
PT Astra Agro Lestari Tbk	43,200	115,484
PT Gudang Garam Tbk	36,480	164,350
PT Indofood Sukses Makmur Tbk	359,400	182,007

		461,841

Household & Personal Products 0.1%
PT Unilever Indonesia Tbk	144,000	239,097

Materials 0.2%
PT Indocement Tunggal Prakarsa Tbk	144,000	264,601
PT International Nickel Indonesia Tbk	240,000	118,884
PT Semen Gresik (Persero) Tbk	192,000	195,528
PT Aneka Tambang Tbk	336,000	86,473

		665,486

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia Tbk	768,000	675,847

Utilities 0.1%
PT Perusahaan Gas Negara	768,000	365,552

		6,475,916

Malaysia 4.0%

Automobiles & Components 0.1%
UMW Holdings Berhad	91,200	200,971

Banks 1.3%
Alliance Financial Group Berhad	157,000	156,133
CIMB Group Holdings Berhad	389,200	1,037,048
Hong Leong Bank Berhad	53,600	155,173
Malayan Banking Berhad	370,400	995,139
Public Bank Berhad - Foreign Market	251,741	1,009,348
RHB Capital Berhad	53,600	134,360

		3,487,201

Capital Goods 0.5%
Gamuda Berhad	213,400	248,602
IJM Corp. Berhad	104,500	189,370
Sime Darby Berhad	316,800	868,137

		1,306,109

Consumer Services 0.4%
Berjaya Sports Toto Berhad	91,200	120,928
Genting Berhad	204,000	650,482
Genting Malaysia Berhad	260,400	267,182

		1,038,592

Diversified Financials 0.1%
AMMB Holdings Berhad	194,600	371,691

Food, Beverage & Tobacco 0.5%
British American Tobacco Malaysia Berhad	6,600	92,223
IOI Corp. Berhad	351,600	643,814
Kuala Lumpur Kepong Berhad	44,200	282,154
PPB Group Berhad	44,200	249,501

		1,267,692

Real Estate 0.1%
SP Setia Berhad	110,000	181,973

Telecommunication Services 0.5%
Axiata Group Berhad *	473,800	685,084
Digi.com Berhad	25,400	196,143
Maxis Berhad	166,400	277,903

		1,159,130

Transportation 0.2%
MISC Berhad	129,360	354,489
PLUS Expressways Berhad	185,200	256,094

		610,583

Utilities 0.3%
Petronas Gas Berhad	53,600	188,509
Tenaga Nasional Berhad	81,800	219,511
YTL Corp. Berhad	91,200	237,250
YTL Power International Berhad	222,800	173,738

		819,008

		10,442,950

Mexico 5.6%

Banks 0.5%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	153,600	666,277
Grupo Financiero Inbursa S.A.B. de C.V., O Shares	134,400	583,854

		1,250,131

Capital Goods 0.3%
Alfa S.A.B., A Shares	28,800	264,947
Grupo Carso S.A.B. de C.V., Series A1	86,400	526,272

		791,219

Food & Staples Retailing 0.5%
Wal-Mart de Mexico S.A.B. de C.V., Series V	480,000	1,356,663

Food, Beverage & Tobacco 0.5%
Fomento Economico Mexicano S.A.B. de C.V.	163,200	924,624
Grupo Bimbo S.A.B. de C.V., Series A	28,800	234,252
Grupo Modelo S.A.B. de C.V., Series C	48,000	281,949

		1,440,825

Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., A Shares	38,400	235,560

Materials 1.3%
Cemex S.A.B. de C.V., Series CPO *	758,572	686,912
Grupo Mexico S.A.B. de C.V., Series B	614,400	2,088,069
Industrias Penoles S.A.B. de C.V.	12,000	373,592
Mexichem S.A.B. de C.V.	67,200	229,729

		3,378,302

 5

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.4%
Grupo Televisa S.A., Series CPO	211,200	982,644

Telecommunication Services 1.9%
America Movil S.A.B. de C.V., Series L	1,468,800	4,276,155
Telefonos de Mexico S.A.B. de C.V., L Series	729,600	587,593

		4,863,748

Transportation 0.1%
Grupo Aeroportuario del Pacifico S.A.B. de C.V., B Shares	67,200	257,624

		14,556,716

Morocco 0.1%

Telecommunication Services 0.1%
Maroc Telecom	17,664	312,720

Pakistan 0.1%

Energy 0.1%
Oil & Gas Development Co., Ltd. GDR - Reg’d	9,216	175,104

Peru 0.6%

Banks 0.2%
Credicorp Ltd.	4,896	586,883

Materials 0.4%
Companhia de Minas Buenaventura S.A. ADR	18,528	938,258

		1,525,141

Philippines 0.4%

Banks 0.1%
Bank of the Philippine Islands	166,319	204,639

Capital Goods 0.1%
SM Investments Corp.	21,120	232,747

Real Estate 0.1%
Ayala Land, Inc.	576,000	203,125

Telecommunication Services 0.1%
Philippine Long Distance Telephone Co.	3,840	209,581

Utilities 0.0%
Manila Electric Co.	38,400	155,921

		1,006,013

Poland 1.3%

Banks 0.6%
Bank Handlowy w Warszawie S.A.	4,128	119,278
Bank Pekao S.A.	8,640	507,669
Bank Zachodni WBK S.A.	1,824	124,016
Getin Holding S.A. *	48,288	171,953
Powszechna Kasa Oszczednosci Bank Polski S.A.	42,912	595,721

		1,518,637

Energy 0.1%
Polski Koncern Naftowy Orlen S.A. *	19,488	271,798

Insurance 0.1%
Powszechny Zaklad Ubezpieczen S.A.	2,880	329,985

Materials 0.2%
KGHM Polska Miedz S.A.	10,944	473,453

Telecommunication Services 0.1%
Telekomunikacja Polska S.A.	46,368	242,060

Utilities 0.2%
Polska Grupa Energetyczna S.A.	72,768	528,590

		3,364,523

Russia 7.9%

Banks 1.1%
Sberbank GDR - Reg’d	6,720	2,388,050
VTB Bank OJSC GDR - Reg’d	73,824	469,521

		2,857,571

Consumer Durables & Apparel 0.1%
PIK Group GDR - Reg’d *	42,240	157,893

Energy 4.8%
Gazprom ADR	176,544	3,926,339
Gazprom Neft JSC ADR	22,368	444,005
LUKOIL ADR	47,904	2,649,091
NovaTek OAO GDR - Reg’d	11,520	1,084,032
Rosneft Oil Co. GDR - Reg’d	160,992	1,062,547
Surgutneftegas ADR	273,312	2,543,168
Tatneft ADR	21,408	661,507
TMK OAO GDR - Reg’d *	7,488	150,284

		12,520,973

Materials 1.3%
Magnitogorsk Iron & Steel Works GDR - Reg’d *	14,880	192,547
Mining & Metallurgical Co., Norilsk Nickel ADR	58,560	1,169,443
Novolipetsk Steel GDR - Reg’d	13,728	509,309
Polymetal GDR - Reg’d *	12,192	219,456
Polyus Gold Co. ADR	12,000	414,120
Severstal GDR - Reg’d *	21,504	303,852
Uralkali GDR - Reg’d	17,184	463,968

		3,272,695

Telecommunication Services 0.4%
Mobile TeleSystems ADR	19,200	402,624
Rostelecom ADR	9,600	256,032
Sistema JSFC GDR - Reg’d	10,464	270,913

		929,569

Utilities 0.2%
Federal Hydrogenerating Co. ADR *	118,272	624,476

		20,363,177

South Africa 9.4%

Banks 1.0%
ABSA Group Ltd.	26,304	478,440
Nedbank Group Ltd.	18,720	328,618
Standard Bank Group Ltd.	115,680	1,664,187

		2,471,245

6

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.5%
Aveng Ltd.	37,824	217,592
Barloworld Ltd.	21,792	184,359
Bidvest Group Ltd.	25,344	538,952
Murray & Roberts Holdings Ltd.	35,424	192,248
Reunert Ltd.	16,512	145,977

		1,279,128

Consumer Durables & Apparel 0.1%
Steinhoff International Holdings Ltd. *	124,032	376,350

Consumer Services 0.1%
Sun International Ltd.	10,080	149,944

Diversified Financials 0.9%
African Bank Investments Ltd.	65,856	326,204
FirstRand Ltd.	311,424	880,405
Investec Ltd.	24,288	191,777
Remgro Ltd.	36,960	540,258
RMB Holdings Ltd.	70,368	350,339

		2,288,983

Energy 0.7%
Sasol Ltd.	42,432	1,886,398

Food & Staples Retailing 0.5%
Massmart Holdings Ltd.	15,552	306,994
Pick n Pay Stores Ltd.	20,352	134,929
Shoprite Holdings Ltd.	39,456	536,799
The Spar Group Ltd.	17,088	243,710

		1,222,432

Food, Beverage & Tobacco 0.2%
AVI Ltd.	37,344	147,433
Tiger Brands Ltd. *	12,096	316,204
Tongaat Hulett Ltd. *	11,040	164,987

		628,624

Health Care Equipment & Services 0.1%
Netcare Ltd. *	106,656	220,463

Insurance 0.3%
Discovery Holdings Ltd.	30,912	169,810
MMI Holdings Ltd.	64,128	147,203
Sanlam Ltd.	159,840	585,068

		902,081

Materials 2.4%
AECI Ltd.	11,712	131,285
African Rainbow Minerals Ltd.	6,912	181,926
Anglo Platinum Ltd. *	7,488	698,412
AngloGold Ashanti Ltd.	26,784	1,240,095
ArcelorMittal South Africa Ltd.	12,096	127,999
Exxaro Resources Ltd.	6,432	114,270
Gold Fields Ltd.	55,488	904,895
Harmony Gold Mining Co., Ltd.	38,880	432,807
Impala Platinum Holdings Ltd.	47,136	1,345,309
Kumba Iron Ore Ltd.	6,912	387,203
Nampak Ltd.	61,728	192,175
Pretoria Portland Cement Co., Ltd.	45,216	207,264
Sappi Ltd. *	48,672	237,175

		6,200,815

Media 0.6%
Naspers Ltd., N Shares	28,896	1,442,304

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Adcock Ingram Holdings Ltd.	15,072	137,709
Aspen Pharmacare Holdings Ltd. *	31,488	412,899

		550,608

Real Estate 0.2%
Fountainhead Property Trust	166,080	157,363
Growthpoint Properties Ltd.	152,448	376,163

		533,526

Retailing 0.5%
Imperial Holdings Ltd.	17,190	296,912
Mr. Price Group Ltd.	26,208	237,275
The Foschini Group Ltd.	21,216	265,041
Truworths International Ltd.	35,040	355,724
Woolworths Holdings Ltd.	66,336	247,114

		1,402,066

Telecommunication Services 1.1%
MTN Group Ltd.	132,288	2,258,814
Telkom South Africa Ltd.	52,608	260,435
Vodacom Group (Pty) Ltd.	32,064	300,646

		2,819,895

		24,374,862

Taiwan 12.2%

Automobiles & Components 0.2%
Cheng Shin Rubber Industry Co., Ltd.	109,500	233,854
Yulon Motor Co., Ltd.	96,000	186,126

		419,980

Banks 1.1%
Chang Hwa Commercial Bank	384,000	255,097
China Development Financial Holding Corp.	1,062,710	307,143
Chinatrust Financial Holding Co., Ltd.	799,232	481,126
E.Sun Financial Holding Co., Ltd.	393,703	202,131
First Financial Holding Co., Ltd.	487,625	326,336
Hua Nan Financial Holdings Co., Ltd.	496,775	320,237
Mega Financial Holding Co., Ltd.	672,000	446,420
SinoPac Financial Holdings Co., Ltd.	672,000	244,704
Taiwan Cooperative Bank	510,500	360,067

		2,943,261

Capital Goods 0.2%
Far Eastern New Century Corp.	291,660	431,044
Walsin Lihwa Corp. *	384,000	224,863

		655,907

Consumer Durables & Apparel 0.2%
Pou Chen Corp.	290,580	267,392
Tatung Co., Ltd. *	630,000	150,460

		417,852

Diversified Financials 0.5%
Capital Securities Corp.	300,600	133,129
Fubon Financial Holding Co., Ltd.	495,233	604,368
KGI Securities Co., Ltd.	192,000	88,497
Polaris Securities Co., Ltd.	288,000	155,420

 7

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Yuanta Financial Holding Co., Ltd.	576,000	352,412

		1,333,826

Energy 0.1%
Formosa Petrochemical Corp.	96,000	265,805

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	306,300	423,540

Insurance 0.4%
Cathay Financial Holding Co., Ltd.	490,800	741,453
Shin Kong Financial Holding Co., Ltd. *	601,151	218,905

		960,358

Materials 1.9%
Asia Cement Corp.	195,660	193,847
China Steel Corp.	779,352	801,532
Formosa Chemicals & Fibre Corp.	288,000	853,158
Formosa Plastics Corp.	480,000	1,428,229
Nan Ya Plastics Corp.	480,000	1,069,204
Taiwan Cement Corp.	192,000	197,464
Taiwan Fertilizer Co., Ltd.	96,000	346,428

		4,889,862

Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	401,183	414,574
Epistar Corp.	50,000	169,770
Macronix International Co., Ltd.	288,000	172,899
MediaTek, Inc.	96,099	1,231,089
Siliconware Precision Industries Co. ADR	61,152	314,321
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	377,184	4,054,728
United Microelectronics Corp. ADR	183,456	522,850

		6,880,231

Technology Hardware & Equipment 4.2%
Acer, Inc.	192,086	567,137
Asustek Computer, Inc.	30,800	266,245
AU Optronics Corp. ADR *	67,200	667,968
Chicony Electronics Co., Ltd.	98,150	208,648
Chimei Innolux Corp. *	492,902	675,906
Chunghwa Picture Tubes Ltd. *	1,056,000	150,350
Compal Communications, Inc.	96,000	66,924
Compal Electronics, Inc.	291,610	362,569
Delta Electronics, Inc.	96,000	426,737
Foxconn Technology Co., Ltd.	104,540	342,951
HannStar Display Corp. *	672,000	123,675
Hon Hai Precision Industry Co., Ltd.	672,240	2,392,784
HTC Corp.	96,000	2,661,199
Inventec Co., Ltd.	294,450	151,173
Largan Precision Co., Ltd.	4,000	88,707
Lite-On Technology Corp.	155,609	201,897
Pegatron Corp. *	122,441	167,700
Quanta Computer, Inc.	192,000	377,292
Synnex Technology International Corp.	102,053	255,446
Unimicron Technology Corp.	192,000	350,207
Wistron Corp.	197,034	399,465

		10,904,980

Telecommunication Services 0.5%
Chunghwa Telecom Co., Ltd. ADR	28,800	694,368
Far EasTone Telecommunications Co., Ltd.	192,000	270,844
Taiwan Mobile Co., Ltd.	192,000	430,201

		1,395,413

		31,491,015

Thailand 1.8%

Banks 0.7%
Bangkok Bank Public Co., Ltd. NVDR	76,800	365,835
Bank of Ayudhya Public Co., Ltd. NVDR	364,800	271,519
Kasikornbank Public Co., Ltd. NVDR	115,200	455,389
Krung Thai Bank Public Co., Ltd. NVDR	460,800	246,939
Siam Commercial Bank Public Co., Ltd. NVDR	144,000	493,020

		1,832,702

Energy 0.7%
Banpu Public Co., Ltd. NVDR	9,600	241,350
IRPC PCL NVDR	1,161,600	177,525
PTT Aromatics & Refining PCL NVDR	201,600	253,417
PTT Exploration & Production Public Co., Ltd. NVDR	86,400	477,301
PTT PCL NVDR	57,600	588,766

		1,738,359

Food & Staples Retailing 0.1%
CP ALL PCL NVDR	220,800	299,464

Food, Beverage & Tobacco 0.1%
Charoen Pokphand Foods Public Co., Ltd. NVDR	297,600	246,113

Materials 0.1%
The Siam Cement Public Co., Ltd. NVDR	28,800	316,295

Telecommunication Services 0.1%
Advanced Info Service Public Co., Ltd. NVDR	86,400	258,657

		4,691,590

Turkey 1.6%

Banks 0.9%
Akbank T.A.S.	115,142	649,268
Asya Katilim Bankasi A/S	81,984	170,234
Turkiye Garanti Bankasi A/S	92,256	510,425
Turkiye Halk Bankasi A/S	36,192	339,735
Turkiye Is Bankasi, C Shares	115,776	447,006
Yapi ve Kredi Bankasi A/S *	74,592	257,316

		2,373,984

Capital Goods 0.2%
Dogan Sirketler Grubu Holdings A/S *	11,424	8,033
Enka Insaat ve Sanayi A/S	43,242	156,054
Koc Holding A/S	84,672	396,567

		560,654

8

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	53,088	261,320

Energy 0.1%
Tupras-Turkiye Petrol Rafinerileri A/S	9,024	218,506

Food & Staples Retailing 0.1%
BIM Birlesik Magazalar A/S	6,912	235,001

Food, Beverage & Tobacco 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S	18,048	248,438

Materials 0.1%
Eregli Demir ve Celik Fabrikalari TAS (Erdemir) *	72,000	241,210

		4,139,113

Total Common Stock
(Cost $224,431,489)		237,154,221

Preferred Stock 7.9% of net assets

Brazil 7.9%

Banks 2.1%
Itau Unibanco Holding S.A. ADR	165,120	3,852,249
Itausa - Investimentos Itau S.A.	201,600	1,519,121

		5,371,370

Energy 2.1%
Petroleo Brasileiro S.A. ADR	183,840	5,382,835

Food & Staples Retailing 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	9,600	403,872

Food, Beverage & Tobacco 0.9%
Companhia de Bebidas das Americas ADR	18,048	2,448,031

Materials 2.3%
Bradespar S.A.	19,200	473,330
Klabin S.A.	48,000	136,752
Metalurgica Gerdau S.A.	19,200	259,550
Suzano Papel e Celulose S.A.	21,150	184,458
Usinas Siderurgicas de Minas Gerais S.A., A Shares	38,400	417,513
Vale S.A. ADR *	158,400	4,496,976

		5,968,579

Retailing 0.1%
Lojas Americanas S.A.	28,800	272,109

Utilities 0.3%
AES Tiete S.A.	9,600	131,226
Centrais Eletricas Brasileiras S.A. ADR	19,200	301,824
Companhia Energetica de Sao Paulo, B Shares	9,600	160,307
Eletropaulo Metropolitana S.A., B Shares	9,600	172,922

		766,279

Total Preferred Stock
(Cost $20,477,191)		20,613,075

Other Investment Company 0.8% of net assets

United States 0.8%
State Street Institutional Liquid Reserve Fund - Institutional Class	2,031,681	2,031,681

Total Other Investment Company
(Cost $2,031,681)		2,031,681

Rights 0.1% of net assets

Brazil 0.0%

Household & Personal Products 0.0%
Hypermarcas S.A. *	8	1

China 0.1%

Banks 0.1%
Bank of China Ltd. *	360,800	65,510
China Construction Bank Corp. *	223,860	74,373
Industrial & Commercial Bank of China *(a)	151,515	49,753

		189,636

Total Rights
(Cost $—)		189,637

End of Investments

At 11/30/10, the tax basis cost of the fund’s investments was $247,011,885 and the unrealized appreciation and depreciation were $19,016,810 and ($6,040,081), respectively, with a net unrealized appreciation of $12,976,729.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

 9

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$237,154,221	$—	$—	$237,154,221
Other Investment Company(a)	2,031,681	—	—	2,031,681
Preferred Stock(a)	20,613,075	—	—	20,613,075
Rights(a)	1	—	—	1
China(a)
Banks	139,883	—	49,753	189,636

Total	$259,938,861	$—	$49,753	$259,988,614

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

10

 Schwab Emerging Markets Equity ETF™

Portfolio Holdings (Unaudited) continued

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Net
	Balance		Net	Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	(Sales)	In	Out	2010

Common Stock
China	$533,596	$—	$—	$322,069	$821,567	$—	($1,677,232)	$—
Pakistan	114,709	—	112	17,787	42,496	—	(175,104)	—
Right
China	—	—	—	49,753	—	—	—	49,753

Total	$648,305	$—	$112	$389,609	$864,063	$—	($1,852,336)	$49,753

REG56692NOV10 - 00

 11

Schwab Strategic Trust
Schwab International Small-Cap Equity ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

98.7%	Common Stock	74,008,231	79,263,820
0.5%	Other Investment Companies	376,619	374,876
0.3%	Preferred Stock	180,861	256,379
—%	Rights	1,113	24,710
—%	Warrants	—	1,139

99.5%	Total Investments	74,566,824	79,920,924
0.5%	Other Assets and Liabilities, Net		412,686

100.0%	Net Assets		80,333,610

	Number	Value
Security	of Shares	($)

Common Stock 98.7% of net assets

Australia 6.1%

Capital Goods 0.4%
Boart Longyear Group	28,992	103,990
Bradken Ltd.	9,030	74,305
Macmahon Holdings Ltd.	81,990	42,461
Monadelphous Group Ltd.	2,190	35,075
UGL Ltd.	4,290	56,901

		312,732

Commercial & Professional Services 0.5%
Cabcharge Australia Ltd.	10,770	57,223
Campbell Brothers Ltd.	3,510	126,235
SAI Global Ltd.	15,032	63,432
Seek Ltd.	8,700	55,319
Transfield Services Ltd.	24,810	81,851

		384,060

Consumer Durables & Apparel 0.1%
G.U.D Holdings Ltd.	7,560	65,181

Consumer Services 0.1%
Invocare Ltd.	14,370	99,916

Diversified Financials 0.0%
Platinum Asset Management Ltd.	5,160	25,139

Energy 0.7%
AWE Ltd. *	33,330	51,624
Carnarvon Petroleum Ltd. *	99,690	43,023
Dart Energy Ltd. *	15,940	18,039
Karoon Gas Australia Ltd. *	8,220	58,100
Linc Energy Ltd.	40,230	100,315
Riversdale Mining Ltd. *	11,820	154,736
Roc Oil Co., Ltd. *	149,460	51,602
Whitehaven Coal Ltd.	12,390	80,089

		557,528

Food, Beverage & Tobacco 0.2%
GrainCorp Ltd.	17,550	114,790

Health Care Equipment & Services 0.2%
Primary Health Care Ltd.	15,090	48,771
Ramsay Health Care Ltd.	6,870	102,783

		151,554

Materials 1.9%
Andean Resources Ltd. *	22,830	139,691
Atlas Iron Ltd. *	35,400	99,135
Centamin Egypt Ltd. *	54,000	150,870
Citadel Resource Group Ltd. *	180,000	86,314
Coal of Africa Ltd. *	38,520	44,701
Gindalbie Metals Ltd. *	45,450	51,435
Independence Group NL	12,600	86,522
Kingsgate Consolidated Ltd.	4,500	43,287
Lynas Corp., Ltd. *	129,750	194,121
MacArthur Coal Ltd.	9,150	104,865
Mount Gibson Iron Ltd. *	59,160	110,070
Murchison Metals Ltd. *	33,720	39,939
PanAust Ltd. *	167,310	115,530
Perseus Mining Ltd. *	30,000	90,630
St Barbara Ltd. *	21,720	53,118
Sundance Resources Ltd. *	365,730	126,271

		1,536,499

Media 0.1%
Austar United Communications Ltd. *	46,770	43,061

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Pharmaxis Ltd. *	26,580	68,827

Real Estate 0.7%
Abacus Property Group	27,816	58,422
Bunnings Warehouse Property Trust	46,320	79,740
Centro Retail Group, REIT *	240,630	55,386
Charter Hall Retail REIT	26,165	71,768
Cromwell Group	66,150	45,678
FKP Property Group	79,260	63,472
ING Industrial Fund	198,660	98,120
ING Office Fund	193,860	108,764

		581,350

Retailing 0.4%
Automotive Holdings Group	21,690	49,300
David Jones Ltd.	28,380	120,303
JB Hi-Fi Ltd.	4,410	80,232
Pacific Brands Ltd. *	72,000	71,814
Wotif.com Holdings Ltd.	7,470	33,528

		355,177

Semiconductors & Semiconductor Equipment 0.1%
Silex Systems Ltd. *	16,050	92,972

Software & Services 0.2%
carsales.com.au Ltd.	6,330	27,986
Iress Market Technology Ltd.	11,760	97,220
Oakton Ltd.	18,810	42,394

		167,600

 1

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
TPG Telecom Ltd.	21,360	30,523

Transportation 0.2%
ConnectEast Group	222,390	94,911
Virgin Blue Holdings Ltd. *	120,000	49,487

		144,398

Utilities 0.2%
APA Group	26,730	101,260
Infigen Energy	67,080	36,991

		138,251

		4,869,558

Austria 1.1%

Automobiles & Components 0.1%
Semperit AG Holding	1,650	72,577

Capital Goods 0.3%
Andritz AG	1,740	138,485
Wienerberger AG *	6,750	107,023

		245,508

Consumer Services 0.1%
bwin Interactive Entertainment AG	1,830	77,040

Energy 0.1%
Schoeller-Bleckmann Oilfield Equipment AG	1,200	86,119

Materials 0.2%
Mayr Melnhof Karton AG	420	43,241
RHI AG *	2,370	80,739

		123,980

Real Estate 0.2%
CA Immobilien Anlagen AG *	6,060	79,162
Conwert Immobilien Invest SE	5,850	75,787
Sparkassen Immobilien AG *	7,230	48,009

		202,958

Transportation 0.1%
Oesterreichische Post AG	1,830	53,885

		862,067

Belgium 1.7%

Capital Goods 0.3%
Bekaert N.V.	2,340	223,005

Diversified Financials 0.5%
Ackermans & van Haaren N.V.	1,470	109,877
Banque Nationale de Belgique	30	138,953
RHJ International *	8,370	59,163
Sofina S.A.	1,020	87,793

		395,786

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	11,919	52,132
AGFA-Gevaert N.V. VVPR Strip *	2,781	4
Omega Pharma S.A.	1,260	51,929

		104,065

Materials 0.2%
Nyrstar	6,210	81,324
Tessenderlo Chemie N.V.	1,800	59,891

		141,215

Real Estate 0.2%
Befimmo S.C.A.	1,050	87,273
Cofinimmo	750	92,798

		180,071

Retailing 0.1%
S.A. D’ieteren N.V.	180	95,272

Technology Hardware & Equipment 0.1%
EVS Broadcast Equipment S.A.	1,080	63,616

Telecommunication Services 0.2%
Telenet Group Holding N.V. *	5,370	195,067

		1,398,097

Canada 20.9%

Automobiles & Components 0.1%
Linamar Corp.	3,000	55,730

Banks 0.4%
Canadian Western Bank	3,000	77,957
Genworth MI Canada, Inc.	3,000	77,548
Home Capital Group, Inc.	3,000	140,201

		295,706

Capital Goods 0.6%
Aecon Group, Inc.	3,000	29,092
ATS Automation Tooling Systems, Inc. *	6,000	36,335
CAE, Inc.	15,000	164,444
Russel Metals, Inc.	3,000	61,075
Superior Plus Corp.	6,000	64,784
Toromont Industries Ltd.	3,000	89,407

		445,137

Commercial & Professional Services 0.5%
IESI-BFC Ltd.	9,000	195,229
Ritchie Bros Auctioneers, Inc.	6,000	119,462
Stantec, Inc. *	3,000	78,308
Transcontinental, Inc., Class A	3,000	44,368

		437,367

Consumer Durables & Apparel 0.3%
Dorel Industries, Inc., Class B	3,000	97,001
Gildan Activewear, Inc. *	6,000	180,742

		277,743

Consumer Services 0.5%
Great Canadian Gaming Corp. *	6,000	44,046
Tim Hortons, Inc.	9,000	354,883

		398,929

Diversified Financials 0.9%
AGF Management Ltd., Class B	3,000	50,297
Canaccord Financial, Inc.	3,000	36,598
CI Financial Corp.	9,000	185,240
Dundee Corp., Class A *	3,000	57,658
DundeeWealth, Inc.	3,000	59,731
GMP Capital, Inc.	3,000	37,533
Onex Corp.	6,000	165,028
TMX Group, Inc.	3,000	102,843

		694,928

2

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 3.8%
Advantage Oil & Gas Ltd. *	9,000	58,797
Bankers Petroleum Ltd. *	12,000	77,461
Birchcliff Energy Ltd. *	6,000	56,840
BlackPearl Resources, Inc. *	12,000	62,973
Calfrac Well Services Ltd.	3,000	90,984
Celtic Exploration Ltd. *	6,000	94,343
Connacher Oil and Gas Ltd. *	27,000	28,916
Corridor Resources, Inc. *	6,000	40,425
Crescent Point Energy Corp.	15,000	605,637
Crew Energy, Inc. *	3,000	57,190
Denison Mines Corp. *	27,000	83,858
Ensign Energy Services, Inc.	6,000	76,409
Mullen Group Ltd.	3,000	44,280
Niko Resources Ltd.	3,000	269,185
NuVista Energy Ltd.	6,000	55,204
Pacific Rubiales Energy Corp. *	12,000	373,868
Paramount Resources Ltd., A Shares *	3,000	76,059
Pason Systems, Inc.	3,000	40,337
PetroBakken Energy Ltd., A Shares	3,000	54,474
Petrobank Energy & Resources Ltd. *	7,000	275,475
Progress Energy Resources Corp.	9,000	101,470
Savanna Energy Services Corp. *	6,000	32,129
ShawCor Ltd., Class A	3,000	91,422
Trican Well Service Ltd.	6,000	115,315
Trinidad Drilling Ltd.	6,000	31,019
Uranium One, Inc. *	33,000	162,896

		3,056,966

Food & Staples Retailing 0.8%
Alimentation Couche-Tard, Inc., B Shares	6,000	150,891
Empire Co., Ltd., A Shares	3,000	167,014
Metro, Inc., A Shares	6,000	270,412
The Jean Coutu Group PJC, Inc., A Shares	6,000	55,262

		643,579

Food, Beverage & Tobacco 0.4%
Cott Corp. *	6,000	49,654
Maple Leaf Foods, Inc.	6,000	64,901
Viterra, Inc. *	21,000	187,285

		301,840

Health Care Equipment & Services 0.1%
CML Healthcare Income Fund	6,000	69,458

Insurance 0.5%
Industrial Alliance Insurance & Financial Services, Inc.	3,000	101,207
Intact Financial Corp.	6,000	285,951

		387,158

Materials 8.0%
Alamos Gold, Inc.	6,000	115,257
Aurizon Mines Ltd. *	9,000	63,616
Canfor Corp. *	6,000	57,774
Capstone Mining Corp. *	12,000	50,706
CCL Industries, Inc., Class B	3,000	83,244
Centerra Gold, Inc.	9,000	175,601
Consolidated Thompson Iron Mines Ltd. *	12,000	139,383
Detour Gold Corp. *	3,000	92,036
Eastern Platinum Ltd. *	36,000	54,328
Eldorado Gold Corp.	30,000	523,123
Equinox Minerals Ltd. *	45,000	242,284
European Goldfields Ltd. *	9,000	123,289
First Quantum Minerals Ltd.	3,000	266,381
Franco-Nevada Corp.	6,000	200,720
Fronteer Gold, Inc. *	6,000	58,651
Gabriel Resources Ltd. *	9,000	71,415
Gammon Gold, Inc. *	9,000	59,498
Harry Winston Diamond Corp. *	3,000	37,708
HudBay Minerals, Inc.	9,000	150,365
IAMGOLD Corp.	18,000	295,122
Inmet Mining Corp.	3,000	180,859
Ivanhoe Mines Ltd. *	18,000	433,745
Lake Shore Gold Corp. *	15,000	58,417
Lundin Mining Corp. *	21,000	135,147
Methanex Corp.	6,000	175,718
Minefinders Corp. *	3,000	29,150
New Gold, Inc. *	21,000	197,303
Northgate Minerals Corp. *	15,000	44,835
Novagold Resources, Inc. *	9,000	129,510
Osisko Mining Corp. *	12,000	184,481
Pan American Silver Corp.	6,000	223,912
Quadra Fnx Mining Ltd. *	12,000	162,165
Rubicon Minerals Corp. *	6,000	35,401
SEMAFO, Inc. *	12,000	144,874
Sherritt International Corp.	15,000	114,935
Silver Standard Resources, Inc. *	3,000	77,870
Silver Wheaton Corp. *	18,000	664,200
Silvercorp Metals, Inc.	12,000	146,860
Taseko Mines Ltd. *	9,000	39,870
Thompson Creek Metals Co., Inc. *	6,000	73,021
Ventana Gold Corp. *	3,000	40,249
West Fraser Timber Co., Ltd.	3,000	130,562
Western Coal Corp. *	18,000	181,735

		6,465,320

Media 0.6%
Astral Media, Inc.	3,000	119,755
Cogeco Cable, Inc.	3,000	113,913
Groupe Aeroplan, Inc.	12,000	150,949
Quebecor, Inc., Class B	3,000	108,948

		493,565

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Nordion, Inc. *	6,000	64,142
Valeant Pharmaceuticals International, Inc.	15,000	388,618

		452,760

Real Estate 1.5%
Allied Properties Real Estate Investment Trust	3,000	64,609
Boardwalk Real Estate Investment Trust	3,000	119,755
Calloway Real Estate Investment Trust	3,000	69,458
Canadian Apartment Properties Real Estate Investment Trust	3,000	50,005
Canadian Real Estate Investment Trust	3,000	90,751
Chartwell Seniors Housing Real Estate Investment Trust, REIT	6,000	47,026
Cominar Real Estate Investment Trust	3,000	63,820
Dundee Real Estate Investment Trust, REIT	3,000	86,924

 3

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Extendicare Real Estate Investment Trust	6,000	53,627
First Capital Realty, Inc.	6,000	91,130
H&R Real Estate Investment Trust	6,000	115,665
InnVest Real Estate Investment Trust	6,000	38,555
Morguard Real Estate Investment Trust	3,000	42,995
Primaris Retail Real Estate Investment Trust	3,000	55,905
RioCan Real Estate Investment Trust	9,000	188,920

		1,179,145

Retailing 0.1%
Reitmans Canada Ltd., A Shares	3,000	55,642
RONA, inc. *	3,000	37,971

		93,613

Software & Services 0.3%
MacDonald, Dettwiler & Associates Ltd. *	3,000	143,326
Open Text Corp. *	3,000	127,057

		270,383

Technology Hardware & Equipment 0.1%
Celestica, Inc. *	12,000	106,669

Transportation 0.0%
TransForce, Inc.	3,000	32,889

Utilities 0.8%
ATCO Ltd., Class I	3,000	167,335
Emera, Inc.	9,000	283,293
Fortis, Inc.	6,000	187,518

		638,146

		16,797,031

China 1.0%

Consumer Durables & Apparel 0.1%
China Hongxing Sports Ltd.	510,000	55,944

Consumer Services 0.2%
Ajisen China Holdings Ltd.	90,000	152,518

Food, Beverage & Tobacco 0.0%
Synear Food Holdings Ltd. *	240,000	39,036

Materials 0.1%
China Shanshui Cement Group Ltd.	120,000	97,816

Retailing 0.1%
Intime Department Store Group Co., Ltd.	30,000	46,435

Technology Hardware & Equipment 0.3%
AAC Acoustic Technologies Holdings, Inc.	60,000	165,730
China Wireless Technologies Ltd.	128,000	82,249

		247,979

Utilities 0.2%
ENN Energy Holdings Ltd.	60,000	172,297

		812,025

Cyprus 0.1%

Energy 0.1%
ProSafe SE	12,000	79,226

Denmark 1.1%

Banks 0.3%
Jyske Bank A/S *	3,360	137,382
Sydbank A/S *	3,960	97,523

		234,905

Capital Goods 0.1%
NKT Holding A/S	1,140	50,853

Consumer Durables & Apparel 0.1%
IC Companys A/S	1,200	53,236

Energy 0.1%
Torm A/S *	6,480	46,630

Health Care Equipment & Services 0.1%
GN Store Nord A/S *	12,780	106,250

Insurance 0.1%
Topdanmark A/S *	870	106,519

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ALK-Abello A/S	690	39,167

Software & Services 0.1%
SimCorp A/S	390	58,649

Transportation 0.2%
DSV A/S	9,900	195,563

		891,772

Finland 2.2%

Capital Goods 0.9%
Cargotec Corp., B Shares	2,190	96,301
Cramo Oyj *	2,670	58,565
Konecranes Oyj	2,940	115,503
Outotec Oyj	2,100	103,579
Ramirent Oyj	5,040	57,473
Ruukki Group Oyj *	15,930	35,253
Uponor Oyj	2,910	49,169
Vacon Oyj	1,380	68,623
YIT Oyj	4,650	102,540

		687,006

Commercial & Professional Services 0.1%
Lassila & Tikanoja Oyj	2,550	43,850
Poyry Oyj	3,480	38,755

		82,605

Consumer Durables & Apparel 0.1%
Amer Sports Oyj, A Shares	7,770	91,942

Diversified Financials 0.1%
Pohjola Bank plc	8,250	93,809

Materials 0.3%
Huhtamaki Oyj	5,880	69,501
Kemira Oyj	3,090	42,678
M-real Oyj, B Shares *	15,600	49,956
Talvivaara Mining Co. plc *	9,600	73,362

		235,497

Media 0.1%
Alma Media Corp.	5,190	49,995

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Orion Oyj, Class B	4,380	89,117

4

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.1%
Citycon Oyj	14,010	52,159
Sponda Oyj	14,460	64,376

		116,535

Retailing 0.1%
Stockmann Oyj Abp, B Shares	2,010	66,538

Software & Services 0.1%
Tieto Oyj	4,170	75,725

Telecommunication Services 0.2%
Elisa Oyj	7,410	146,715

		1,735,484

France 4.6%

Automobiles & Components 0.3%
Faurecia *	1,890	44,937
Valeo S.A. *	3,990	200,514

		245,451

Capital Goods 0.4%
Mersen	1,560	63,085
Nexans S.A.	1,560	104,095
Saft Groupe S.A.	1,320	41,746
Zodiac Aerospace	2,430	153,339

		362,265

Commercial & Professional Services 0.2%
Derichebourg S.A. *	10,530	48,620
Seche Environnement S.A.	720	48,550
Teleperformance	3,330	99,550

		196,720

Consumer Durables & Apparel 0.3%
Beneteau *	2,580	46,885
Nexity	1,620	66,270
SEB S.A.	1,140	105,438

		218,593

Diversified Financials 0.0%
Financiere Marc de Lacharriere S.A.	900	38,310

Energy 0.3%
Bourbon S.A.	3,180	125,263
Etablissements Maurel et Prom	6,060	77,182

		202,445

Food & Staples Retailing 0.1%
Rallye S.A.	1,530	55,120

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	1,230	80,858

Health Care Equipment & Services 0.1%
Medica S.A. *	3,600	61,836

Insurance 0.0%
April Group	1,050	27,002

Materials 0.6%
Arkema	3,180	190,006
Rhodia S.A.	5,250	138,973
S.A. des Ciments Vicat	1,740	121,746

		450,725

Media 0.4%
Canal +	6,870	45,296
Havas S.A.	23,760	105,625
IPSOS	1,920	83,116
M6-Metropole Television	4,710	102,514

		336,551

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Boiron S.A.	900	31,234
Stallergenes	600	46,863
Virbac S.A.	450	67,372

		145,469

Real Estate 0.2%
Mercialys	3,720	133,072
Societe Immobiliere de Location pour l’Industrie et le Commerce	600	67,959

		201,031

Retailing 0.1%
CFAO S.A.	3,000	118,641

Semiconductors & Semiconductor Equipment 0.1%
Silicon-On-Insulator Technologies *	4,290	43,224

Software & Services 0.2%
Alten	1,980	60,738
Altran Technologies S.A. *	9,090	33,369
Groupe Steria SCA	1,650	37,996
UbiSoft Entertainment *	5,880	56,412

		188,515

Technology Hardware & Equipment 0.5%
Gemalto N.V.	4,350	170,586
Ingenico S.A.	2,400	71,544
Neopost S.A.	1,650	145,928

		388,058

Transportation 0.3%
Groupe Eurotunnel S.A. - Reg’d	24,270	208,327

Utilities 0.2%
Rubis	810	92,029
Sechilienne S.A.	2,130	49,937

		141,966

		3,711,107

Germany 4.8%

Automobiles & Components 0.2%
ElringKlinger AG	3,540	106,726
Leoni AG *	2,190	82,132

		188,858

Banks 0.1%
Aareal Bank AG *	2,220	58,231

Capital Goods 1.7%
Bauer AG	1,050	41,894
Bilfinger Berger AG	1,470	107,313
Brenntag AG *	1,200	106,066
Conergy AG *	36,450	21,115
Demag Cranes AG *	1,290	59,353
Deutz AG *	12,000	86,696
Gildemeister AG	3,780	73,637
Heidelberger Druckmaschinen AG *	4,200	18,737
Kloeckner & Co. SE *	1,920	48,375
Krones AG *	1,050	56,567
KUKA AG *	2,940	52,681
MTU Aero Engines Holding AG	1,890	110,468

 5

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nordex SE *	3,060	18,391
Pfeiffer Vacuum Technology AG	630	70,734
Rheinmetall AG	690	44,659
Roth & Rau AG *	1,320	18,446
SGL Carbon SE *	3,570	123,779
Solarworld AG	7,200	65,646
Tognum AG	5,640	134,319
Vossloh AG	660	74,746

		1,333,622

Consumer Durables & Apparel 0.1%
Gerry Weber International AG	1,530	69,251
Rational AG	240	48,722

		117,973

Diversified Financials 0.1%
MLP AG	5,610	53,953

Health Care Equipment & Services 0.1%
Rhoen Klinikum AG	3,360	70,813

Materials 0.4%
Aurubis AG	2,340	113,558
Fuchs Petrolub AG	780	92,094
Symrise AG	5,400	136,477

		342,129

Media 0.3%
Axel Springer AG	900	126,530
Kabel Deutschland Holding AG *	2,400	112,096

		238,626

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Morphosys AG *	2,280	46,731
Stada Arzneimittel AG	3,150	100,340

		147,071

Real Estate 0.3%
Alstria Office AG	3,420	43,206
Deutsche Euroshop AG	2,700	90,223
Deutsche Wohnen AG *	5,400	65,845
IVG Immobilien AG *	6,150	47,138

		246,412

Retailing 0.4%
BayWa AG	1,290	54,761
Douglas Holding AG	2,370	129,622
Fielmann AG	690	61,078
Praktiker Bau- und Heimwerkermaerkte Holding AG	5,880	53,488

		298,949

Semiconductors & Semiconductor Equipment 0.3%
Aixtron AG	4,500	137,514
Dialog Semiconductor plc *	6,000	112,002

		249,516

Software & Services 0.3%
Software AG	1,020	125,556
United Internet AG - Reg’d	6,240	88,499
Wirecard AG	4,620	61,133

		275,188

Technology Hardware & Equipment 0.2%
Wincor Nixdorf AG	1,770	131,195

Telecommunication Services 0.1%
Freenet AG	8,430	80,679

		3,833,215

Greece 0.3%

Banks 0.1%
Piraeus Bank S.A. *	20,000	71,596

Food, Beverage & Tobacco 0.2%
Coca Cola Hellenic Bottling Co. S.A. ADR	4,770	121,540

Materials 0.0%
Titan Cement Co. S.A.	2,000	37,230

		230,366

Hong Kong 3.9%

Automobiles & Components 0.4%
Minth Group Ltd.	60,000	101,678
Xinyi Glass Holdings Co., Ltd.	240,000	184,196

		285,874

Capital Goods 0.2%
China State Construction International Holdings Ltd.	60,000	49,371
CIMC Enric Holdings Ltd. *	70,000	32,451
New Times Energy Corp., Ltd. *	2,160,000	59,802

		141,624

Consumer Durables & Apparel 0.4%
Daphne International Holdings Ltd.	121,000	137,896
Ports Design Ltd.	30,000	92,716
Skyworth Digital Holdings Ltd.	120,000	63,510
Stella International Holdings Ltd.	30,000	61,193

		355,315

Consumer Services 0.4%
REXLot Holdings Ltd.	750,000	83,058
SJM Holdings Ltd.	150,000	235,653

		318,711

Energy 0.1%
Brightoil Petroleum Holdings Ltd. *	210,000	85,453

Food, Beverage & Tobacco 0.1%
China Green Holdings Ltd.	90,000	91,209

Health Care Equipment & Services 0.1%
Golden Meditech Holdings Ltd. *	360,000	71,391

Materials 0.5%
AMVIG Holdings Ltd.	120,000	96,270
China Grand Forestry Green Resources Group Ltd. *	600,000	20,861
Fufeng Group Ltd.	60,000	59,647
Sino-Forest Corp. *	12,000	259,839

		436,617

Media 0.0%
VODone Ltd.	120,000	36,314

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Sino Biopharmaceutical	120,000	48,058

Real Estate 0.3%
Champion Real Estate Investment Trust	180,000	102,451

6

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
GZI Real Estate Investment Trust	240,000	126,712

		229,163

Retailing 0.4%
Dah Chong Hong Holdings Ltd.	90,000	107,666
Giordano International Ltd.	180,000	111,955
Hengdeli Holdings Ltd.	120,000	77,881

		297,502

Software & Services 0.2%
G-Resources Group Ltd. *	1,170,000	78,345
Hi Sun Technology China Ltd. *	90,000	33,957
Nan Hai Corp., Ltd. *	4,500,000	34,769

		147,071

Technology Hardware & Equipment 0.2%
Digital China Holdings Ltd.	60,000	122,076
Wasion Group Holdings Ltd.	60,000	40,100

		162,176

Transportation 0.2%
Pacific Basin Shipping Ltd.	180,000	121,690
Road King Infrastructure Ltd.	30,000	26,810

		148,500

Utilities 0.3%
Beijing Enterprises Water Group Ltd. *	240,000	83,136
China Gas Holdings Ltd.	240,000	123,003
China Oil and Gas Group Ltd. *	600,000	75,718

		281,857

		3,136,835

Ireland 0.8%

Banks 0.1%
Allied Irish Banks plc *	102,000	45,809

Capital Goods 0.3%
Charter International plc	7,860	83,788
DCC plc	4,500	117,861
Grafton Group plc	15,480	58,599
Kingspan Group plc	10,290	81,040

		341,288

Consumer Services 0.1%
Paddy Power plc	1,800	65,842

Food, Beverage & Tobacco 0.1%
C&C Group plc	19,680	79,827

Health Care Equipment & Services 0.1%
United Drug plc	18,330	49,392

Materials 0.1%
Smurfit Kappa Group plc *	6,420	56,746

		638,904

Israel 0.1%

Semiconductors & Semiconductor Equipment 0.0%
Mellanox Technologies Ltd. *	1,860	44,666

Telecommunication Services 0.1%
B Communications Ltd. *	1,440	44,724

		89,390

Italy 2.4%

Banks 0.6%
Banca Piccolo Credito Valtellinese Scarl	11,850	46,431
Banca Popolare dell’Emilia Romagna Scarl	19,200	228,316
Banca Popolare di Sondrio Scarl	24,000	184,328
Credito Emiliano S.p.A.	5,820	30,930

		490,005

Capital Goods 0.4%
C.I.R. S.p.A-Compagnie Industriali Riunite *	27,150	49,091
Danieli & C Officine Meccaniche S.p.A.	3,810	53,564
Impregilo S.p.A. *	27,330	70,762
Prysmian S.p.A.	8,910	142,083

		315,500

Consumer Durables & Apparel 0.2%
Geox S.p.A.	5,970	27,394
Indesit Co. S.p.A.	3,720	38,014
Tod’s S.p.A.	840	86,264

		151,672

Diversified Financials 0.2%
Azimut Holding S.p.A.	9,000	71,935
Banca Generali S.p.A.	3,780	40,595

		112,530

Energy 0.1%
ERG S.p.A.	4,770	59,672

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	18,120	107,678

Health Care Equipment & Services 0.2%
DiaSorin S.p.A.	1,320	51,377
Sorin S.p.A. *	36,000	77,324

		128,701

Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	3,360	72,169

Materials 0.1%
Italmobiliare S.p.A.	5,580	106,051

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	6,930	59,855

Software & Services 0.0%
Tiscali S.p.A. *	228,390	22,893

Transportation 0.1%
Ansaldo STS S.p.A.	7,200	92,882

Utilities 0.2%
ACEA S.p.A. *	5,070	55,835
Hera S.p.A.	35,370	64,967
Iren S.p.A.	36,900	54,519

		175,321

		1,894,929

Japan 12.1%

Automobiles & Components 0.3%
Nissin Kogyo Co., Ltd.	9,000	152,883

 7

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
TS Tech Co., Ltd.	6,000	109,228

		262,111

Banks 0.5%
Kiyo Holdings, Inc.	90,000	117,107
The Fukui Bank Ltd.	30,000	90,963
The Oita Bank Ltd.	30,000	101,707
The Yachiyo Bank Ltd.	3,000	66,611

		376,388

Capital Goods 3.4%
Aica Kogyo Co., Ltd.	9,000	100,454
Central Glass Co., Ltd.	30,000	126,418
Chudenko Corp.	6,000	64,247
Daifuku Co., Ltd.	15,000	91,142
Furukawa Co., Ltd. *	90,000	99,916
Futaba Corp.	6,000	103,713
Hanwa Co., Ltd.	30,000	113,883
Hitachi Zosen Corp.	60,000	83,801
Hoshizaki Electric Co., Ltd.	3,000	52,859
Inaba Denki Sangyo Co., Ltd.	3,000	74,132
Iseki & Co., Ltd. *	30,000	74,848
Iwatani Corp.	30,000	85,233
Komori Corp.	9,000	90,999
Kyowa Exeo Corp.	9,000	80,041
Meidensha Corp.	30,000	127,850
Nachi-Fujikoshi Corp.	30,000	90,963
Nichias Corp.	30,000	143,608
Noritake Co., Ltd.	30,000	93,828
Noritz Corp.	6,000	93,399
Oiles Corp.	6,000	98,484
Okumura Corp.	30,000	108,511
OSG Corp.	9,000	95,619
Sanwa Holdings Corp.	30,000	89,173
SHO-BOND Holdings Co., Ltd.	3,000	59,878
Sintokogio Ltd.	12,000	93,255
Taikisha Ltd.	6,000	96,980
Toyo Tanso Co., Ltd.	3,000	163,483
Tsubakimoto Chain Co.	30,000	141,817

		2,738,534

Commercial & Professional Services 0.3%
Daiseki Co., Ltd.	3,000	56,261
Duskin Co., Ltd.	6,000	106,076
Mitsubishi Pencil Co., Ltd.	6,000	103,999

		266,336

Consumer Durables & Apparel 0.6%
Foster Electric Co., Ltd.	3,000	74,382
Mizuno Corp.	30,000	130,715
Pioneer Corp. *	24,000	93,399
Sangetsu Co., Ltd.	3,000	62,099
Tomy Co., Ltd.	12,000	91,536

		452,131

Consumer Services 0.4%
Accordia Golf Co., Ltd.	120	106,005
Doutor Nichires Holdings Co., Ltd.	9,000	114,420
Saizeriya Co., Ltd.	6,000	109,371

		329,796

Diversified Financials 0.6%
Fuyo General Lease Co., Ltd.	3,000	87,991
IBJ Leasing Co., Ltd.	3,000	69,619
Ichiyoshi Securities Co., Ltd.	15,000	98,126
Japan Securities Finance Co., Ltd.	15,000	99,021
Tokai Tokyo Financial Holdings, Inc.	30,000	109,944

		464,701

Food, Beverage & Tobacco 0.7%
Fuji Oil Co., Ltd.	9,000	122,049
Hokuto Corp.	6,000	134,368
Megmilk Snow Brand Co., Ltd.	9,000	152,668
Morinaga Milk Industry Co., Ltd.	30,000	116,390

		525,475

Health Care Equipment & Services 0.1%
Toho Holdings Co., Ltd.	6,000	74,776

Household & Personal Products 0.3%
Fancl Corp.	6,000	82,512
Mandom Corp.	3,000	77,104
Unihair Co., Ltd. *	9,000	112,701

		272,317

Materials 2.3%
Adeka Corp.	9,000	90,140
Earth Chemical Co., Ltd.	3,000	99,916
FP Corp.	3,000	156,679
Fujimi, Inc.	6,000	89,173
Kureha Corp.	30,000	169,034
Nifco, Inc.	6,000	157,861
Nippon Light Metal Co., Ltd. *	60,000	107,437
Nippon Soda Co., Ltd.	30,000	119,613
NOF Corp.	30,000	130,357
Sakai Chemical Industry Co., Ltd.	30,000	124,627
Sanyo Special Steel Co., Ltd. *	30,000	154,709
Toagosei Co., Ltd.	30,000	129,283
Tokyo Ohka Kogyo Co., Ltd.	6,000	110,875
Toyo Ink Manufacturing Co., Ltd.	30,000	134,296
Yodogawa Steel Works Ltd.	30,000	115,674

		1,889,674

Pharmaceuticals, Biotechnology & Life Sciences 0.4%
ASKA Pharmaceutical Co., Ltd.	30,000	195,177
Nichi-iko Pharmaceutical Co., Ltd.	3,000	104,930
Seikagaku Corp.	3,000	30,978

		331,085

Real Estate 0.1%
Hulic Co., Ltd.	15,000	111,376

Retailing 0.5%
K’s Holdings Corp.	3,200	83,237
Sanrio Co., Ltd.	6,000	145,685
Tsutsumi Jewelry Co., Ltd.	6,000	154,136

		383,058

Semiconductors & Semiconductor Equipment 0.2%
Sanken Electric Co., Ltd. *	30,000	127,134

Software & Services 0.4%
eAccess Ltd.	240	137,519
Fuji Soft, Inc.	6,000	87,955
Net One Systems Co., Ltd.	60	78,501

		303,975

Technology Hardware & Equipment 0.6%
HORIBA Ltd.	3,000	79,861
Hosiden Corp.	9,000	90,677
Nichicon Corp.	9,000	108,404
Ryosan Co., Ltd.	3,000	72,162

8

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Ryoyo Electro Corp.	12,000	116,605

		467,709

Transportation 0.4%
Japan Airport Terminal Co., Ltd.	6,000	88,313
Sankyu, Inc.	30,000	118,181
The Sumitomo Warehouse Co., Ltd.	30,000	153,993

		360,487

		9,737,063

Liechtenstein 0.1%

Banks 0.1%
Liechtensteinische Landesbank AG	660	46,022

Luxembourg 0.1%

Commercial & Professional Services 0.1%
Regus plc	43,380	51,513

Real Estate 0.0%
GAGFAH S.A.	5,040	39,037

		90,550

Netherlands 2.2%

Capital Goods 0.5%
Aalberts Industries N.V.	6,090	106,944
Arcadis N.V.	2,820	58,992
Heijmans N.V. *	1,680	31,230
Imtech N.V.	3,840	129,642
Koninklijke BAM Groep N.V.	11,310	60,260

		387,068

Commercial & Professional Services 0.1%
USG People N.V. *	4,650	81,808

Consumer Durables & Apparel 0.1%
Koninklijke Ten Cate N.V.	2,100	71,076
TomTom N.V. *	4,200	38,769

		109,845

Diversified Financials 0.1%
BinckBank N.V.	4,380	63,859
SNS REAAL N.V. *	9,540	38,361

		102,220

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	1,860	55,326

Food, Beverage & Tobacco 0.3%
CSM	3,780	114,896
Nutreco Holding N.V.	2,070	145,779

		260,675

Health Care Equipment & Services 0.1%
Mediq N.V.	3,690	62,421

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Crucell N.V. *	4,500	140,530

Real Estate 0.4%
Eurocommercial Properties N.V.	2,370	94,961
Nieuwe Steen Investments Funds N.V.	3,030	55,418
VastNed Retail N.V.	1,200	72,278
Wereldhave N.V.	1,170	103,293

		325,950

Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V. *	4,710	116,800

Software & Services 0.1%
Unit 4 Agresso N.V.	2,250	62,093

Technology Hardware & Equipment 0.1%
TKH Group N.V.	2,670	57,661

		1,762,397

New Zealand 0.3%

Energy 0.0%
New Zealand Oil & Gas Ltd.	29,700	20,328

Insurance 0.1%
TOWER Ltd.	50,040	73,338

Real Estate 0.0%
Goodman Property Trust	61,470	43,901

Transportation 0.1%
Mainfreight Ltd.	15,570	85,137

Utilities 0.1%
Infratil Ltd.	43,110	60,295

		282,999

Norway 1.6%

Banks 0.1%
SpareBank 1 SMN	6,000	50,241
SpareBank 1 SR Bank	6,000	52,656

		102,897

Capital Goods 0.1%
Veidekke A.S.A.	6,000	46,086

Commercial & Professional Services 0.1%
Tomra Systems A.S.A.	15,000	78,501

Energy 0.6%
DNO International A.S.A. *	57,480	73,307
Fred Olsen Energy A.S.A.	1,500	55,675
Frontline Ltd.	3,000	78,549
Golar LNG Ltd.	3,000	42,995
Norwegian Energy Co. *	17,640	46,017
Petroleum Geo-Services A.S.A. *	9,000	109,274
Sevan Marine A.S.A. *	30,510	30,018
Songa Offshore SE *	12,000	50,260
TGS Nopec Geophysical Co. A.S.A.	4,934	84,377

		570,472

Food, Beverage & Tobacco 0.2%
Cermaq A.S.A. *	6,000	79,709
Marine Harvest A.S.A.	134,130	124,732

		204,441

Media 0.1%
Schibsted A.S.A.	3,690	90,020

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Algeta A.S.A. *	2,280	43,874

Real Estate 0.1%
Norwegian Property A.S.A. *	30,000	45,023

Semiconductors & Semiconductor Equipment 0.1%
Nordic Semiconductor A.S.A.	10,530	42,052

 9

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Software & Services 0.1%
Atea A.S.A.	6,000	48,550

		1,271,916

Peru 0.1%

Materials 0.1%
Hochschild Mining plc	8,940	73,233

Portugal 0.4%

Capital Goods 0.1%
Mota-Engil, SGPS, S.A.	14,160	30,894
Sonae	56,730	54,943

		85,837

Materials 0.1%
Portucel-Empresa Produtora de Pasta e Papel S.A.	19,560	57,545
Semapa-Sociedade de Investimento e Gestao, SGPS, S.A.	4,710	48,559

		106,104

Media 0.1%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia, SGPS, S.A.	24,000	93,257

Utilities 0.1%
Redes Energeticas Nacionais S.A.	10,320	33,182

		318,380

Republic of Korea 3.0%

Automobiles & Components 0.0%
S&T Daewoo Co., Ltd. *	600	16,741
S&T Dynamics Co., Ltd.	600	11,929

		28,670

Banks 0.3%
KB Financial Group, Inc. ADR	2,400	110,496
Shinhan Financial Group Co., Ltd. ADR	1,500	115,140

		225,636

Capital Goods 0.1%
Kumho Electric Co., Ltd.	200	6,857
LG International Corp.	2,350	69,422
Sung Kwang Bend Co., Ltd.	620	12,406

		88,685

Commercial & Professional Services 0.0%
KEPCO Plant Service & Engineer Co., Ltd.	280	13,500

Consumer Services 0.1%
Hana Tour Service, Inc.	514	19,817
Hotel Shilla Co., Ltd.	4,000	99,879

		119,696

Diversified Financials 0.2%
Hanwha Securities Co.	10,800	72,938
Tong Yang Securities, Inc.	7,500	56,991

		129,929

Food, Beverage & Tobacco 0.1%
Daesang Corp. *	1,800	12,265
Orion Corp.	230	80,938

		93,203

Insurance 0.3%
Hanwha General Insurance Co., Ltd. *	1,200	9,046
Hyundai Marine & Fire Insurance Co., Ltd.	6,000	115,922
Meritz Fire & Marine Insurance Co., Ltd.	14,400	96,381

		221,349

Materials 0.6%
Korea Kumho Petrochemical *	770	52,533
OCI Materials Co., Ltd.	720	68,001
Poongsan Corp.	1,800	74,521
POSCO ADR	1,200	118,128
Seah Besteel Corp.	2,000	57,788
SK Chemicals Co., Ltd.	1,880	89,833

		460,804

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Celltrion, Inc. *	8,000	223,219

Retailing 0.1%
CJ O Shopping Co., Ltd. *	200	45,713

Semiconductors & Semiconductor Equipment 0.2%
Jusung Engineering Co., Ltd. *	1,100	17,505
Samsung Electronics Co., Ltd. GDR - Reg’d	120	42,000
Seoul Semiconductor Co., Ltd.	2,800	93,703

		153,208

Software & Services 0.0%
Korea Digital Communications Corp. *	3,740	7,145
Posco ICT Co., Ltd. *	1,370	10,151

		17,296

Technology Hardware & Equipment 0.3%
Ace Digitech Co., Ltd. *	340	5,484
Daeduck Electronics Co.	4,800	33,576
Humax Co., Ltd.	3,635	55,651
LG Display Co., Ltd. ADR	4,800	81,792
LG Innotek Co., Ltd.	760	85,216
SFA Engineering Corp.	600	24,608

		286,327

Telecommunication Services 0.2%
KT Corp. ADR	2,670	54,308
SK Telecom Co., Ltd. ADR	7,140	128,377

		182,685

Transportation 0.1%
Asiana Airlines *	6,140	49,781

Utilities 0.1%
Korea Electric Power Corp. ADR *	7,200	85,752

		2,425,453

Singapore 1.4%

Consumer Services 0.1%
Raffles Education Corp., Ltd. *	360,000	73,533

Energy 0.2%
Ezra Holdings Ltd.	60,000	74,895

10

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Straits Asia Resources Ltd.	60,000	122,101

		196,996

Food, Beverage & Tobacco 0.1%
Indofood Agri Resources Ltd. *	60,000	120,286

Materials 0.1%
OM Holdings Ltd.	40,620	54,929

Real Estate 0.5%
CDL Hospitality Trusts	60,000	93,505
Ho Bee Investment Ltd.	60,000	70,810
Mapletree Logistics Trust	150,000	106,669
Suntec Real Estate Investment Trust	150,000	161,138

		432,122

Retailing 0.1%
Oceanus Group Ltd. *	270,000	59,235

Transportation 0.2%
SATS Ltd.	60,000	130,272

Utilities 0.1%
Hyflux Ltd.	30,000	71,491

		1,138,864

South Africa 0.2%

Materials 0.2%
Aquarius Platinum Ltd.	18,570	93,846
Great Basin Gold Ltd. *	18,000	52,575

		146,421

Spain 1.6%

Banks 0.0%
Banco Pastor S.A.	7,620	31,246

Capital Goods 0.3%
Abengoa S.A.	2,400	48,878
Construcciones y Auxiliar de Ferrocarriles S.A.	180	84,271
Obrascon Huarte Lain S.A.	4,020	104,949

		238,098

Commercial & Professional Services 0.1%
Prosegur, Compania de Seguridad S.A. - Reg’d	1,620	90,722

Consumer Services 0.1%
NH Hoteles S.A. *	14,520	57,082
Sol Melia S.A.	5,190	41,010

		98,092

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	4,110	95,688

Energy 0.1%
Tecnicas Reunidas S.A.	1,800	97,815

Food, Beverage & Tobacco 0.3%
Ebro Puleva S.A.	6,120	120,775
Viscofan S.A.	3,270	113,272

		234,047

Insurance 0.1%
Grupo Catalana Occidente S.A.	3,240	46,985

Materials 0.1%
Grupo Empresarial Ence S.A. *	11,760	34,521
Tubacex S.A. *	11,130	30,136

		64,657

Media 0.1%
Antena 3 de Television S.A.	4,770	36,945

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	3,030	24,415
Faes Farma S.A.	11,949	37,175
Zeltia S.A. *	12,900	41,142

		102,732

Transportation 0.2%
Iberia Lineas Aereas de Espana S.A. *	35,850	143,830

		1,280,857

Sweden 3.2%

Capital Goods 0.7%
Cardo AB	1,680	66,052
Hexagon AB, B Shares	8,370	158,531
Lindab International AB *	5,070	65,244
NCC AB, B Shares	4,530	86,444
Peab AB	10,740	75,901
Trelleborg AB, B Shares	12,390	119,538

		571,710

Commercial & Professional Services 0.2%
Loomis AB, B Shares	4,950	65,987
Niscayah Group AB	32,940	59,252

		125,239

Consumer Durables & Apparel 0.2%
Husqvarna AB, A Shares	10,200	70,561
JM AB	3,450	68,067

		138,628

Consumer Services 0.2%
Betsson AB *	3,480	49,113
Rezidor Hotel Group AB *	12,210	67,712
SkiStar AB	2,910	56,275

		173,100

Diversified Financials 0.2%
Avanza Bank Holding AB	2,220	68,659
Investment AB Oresund	3,930	60,493
L.E. Lundbergforetagen AB, B Shares	1,140	68,893

		198,045

Energy 0.2%
Lundin Petroleum AB *	12,870	126,365

Food & Staples Retailing 0.2%
Axfood AB	2,670	90,549
Hakon Invest AB	4,950	81,296

		171,845

Food, Beverage & Tobacco 0.1%
AarhusKarlshamn AB	3,630	90,329

Health Care Equipment & Services 0.1%
Elekta AB, B Shares	2,970	99,963

Materials 0.2%
Billerud AB	6,450	51,132
Hoganas AB, B Shares	2,250	72,786

		123,918

 11

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	11,880	88,856

Real Estate 0.6%
Castellum AB	9,060	103,256
Fabege AB	10,650	97,223
Hufvudstaden AB, A Shares	6,360	61,270
Kungsleden AB	9,210	67,772
Wallenstam AB, B Shares	2,880	62,657
Wihlborgs Fastigheter AB	2,970	71,161

		463,339

Retailing 0.1%
Clas Ohlson AB, B Shares	2,010	30,582
Mekonomen AB	2,220	67,869

		98,451

Technology Hardware & Equipment 0.1%
Axis Communications AB	3,990	59,856

Transportation 0.0%
SAS AB *	12,303	39,537

		2,569,181

Switzerland 5.0%

Automobiles & Components 0.1%
Rieter Holding AG - Reg’d *	270	79,914

Banks 0.4%
Banque Cantonale Vaudoise - Reg’d	150	68,476
Basler Kantonalbank	540	77,042
St Galler Kantonalbank AG - Reg’d	120	55,895
Valiant Holding AG - Reg’d	870	122,203

		323,616

Capital Goods 1.3%
Belimo Holding AG - Reg’d	60	96,860
Bobst Group AG - Reg’d *	1,350	59,258
Bucher Industries AG - Reg’d	690	107,304
Georg Fischer AG - Reg’d *	270	133,415
Huber & Suhner AG - Reg’d	1,350	78,830
Kaba Holding AG, B Shares - Reg’d	300	113,174
Meyer Burger Technology AG *	2,070	53,998
OC Oerlikon Corp. AG - Reg’d *	10,080	46,319
Schweiter Technologies AG	120	83,676
Sulzer AG - Reg’d	1,620	212,110
Von Roll Holding AG	6,840	30,402

		1,015,346

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d	180	97,522

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d	150	63,886

Diversified Financials 0.2%
Bank Sarasin & Cie AG, B Shares - Reg’d	2,160	81,160
Partners Group Holding AG	270	47,406
Vontobel Holding AG - Reg’d	1,980	67,046

		195,612

Energy 0.1%
Petroplus Holdings AG *	4,110	39,587

Food, Beverage & Tobacco 0.3%
Aryzta AG	4,200	179,302
Barry Callebaut AG - Reg’d *	120	94,451

		273,753

Health Care Equipment & Services 0.2%
Galenica AG - Reg’d	270	132,738

Insurance 0.1%
Helvetia Holding AG - Reg’d	330	110,750

Materials 0.5%
Clariant AG - Reg’d *	11,130	202,343
Ems-Chemie Holding AG - Reg’d	810	125,966
Ferrexpo plc	11,250	61,110

		389,419

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Tecan Group AG - Reg’d	750	53,577

Real Estate 0.6%
Allreal Holding AG - Reg’d	510	67,543
Intershop Holdings AG	180	53,998
Mobimo Holding AG - Reg’d *	390	73,250
PSP Swiss Property AG - Reg’d *	2,550	180,370
Swiss Prime Site AG - Reg’d *	2,160	143,249

		518,410

Retailing 0.2%
Dufry Group - Reg’d *	870	105,444
Valora Holding AG - Reg’d	300	89,320

		194,764

Software & Services 0.1%
Temenos Group AG - Reg’d *	2,640	88,600

Technology Hardware & Equipment 0.4%
Ascom Holding AG - Reg’d *	5,010	64,843
Kudelski S.A.	3,000	67,423
Logitech International S.A. - Reg’d *	8,910	171,638

		303,904

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	150	54,706
Panalpina Welttransport Holding AG - Reg’d *	960	111,054

		165,760

Utilities 0.0%
Etrion Corp. *	2,742	1,684

		4,048,842

United Kingdom 16.1%

Automobiles & Components 0.3%
GKN plc	81,240	237,856

Banks 0.1%
Paragon Group of Cos. plc	20,640	52,973

Capital Goods 2.7%
Ashtead Group plc	35,940	73,266
Balfour Beatty plc	31,710	135,212
Bodycote plc	17,520	71,050
BSS Group plc	8,400	57,442
Carillion plc	21,240	109,853
Chemring Group plc	1,740	77,636
Cookson Group plc *	14,910	125,040
Fenner plc	12,930	60,792
IMI plc	14,100	188,076
Keller Group plc	5,130	41,344

12

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kier Group plc	2,940	57,965
Meggitt plc	33,360	168,588
Melrose plc	26,250	119,902
Morgan Crucible Co. plc	19,680	73,220
Qinetiq Group plc	36,870	65,918
Senior plc	33,840	70,197
SIG plc *	36,000	62,288
Spirax-Sarco Engineering plc	3,810	106,685
The Weir Group plc	9,480	256,888
Travis Perkins plc	10,530	132,503
Ultra Electronics Holdings plc	3,450	87,040

		2,140,905

Commercial & Professional Services 1.2%
Babcock International Group plc	21,000	170,226
Connaught plc (a)	8,425	—
De La Rue plc	5,430	48,878
Homeserve plc	16,200	108,611
Intertek Group plc	7,260	205,098
ITE Group plc	19,500	56,819
Michael Page International plc	17,460	129,621
Mitie Group plc	21,120	68,118
RPS Group plc	15,900	55,714
The Davis Service Group plc	10,770	65,632
WS Atkins plc	6,930	75,547

		984,264

Consumer Durables & Apparel 0.6%
Barratt Developments plc *	52,560	57,339
Bellway plc	6,750	54,032
Bovis Homes Group plc *	9,060	46,985
Pace plc	16,800	48,507
Persimmon plc *	15,780	83,211
Redrow plc *	22,170	36,045
Taylor Wimpey plc *	171,960	63,764
The Berkeley Group Holdings plc *	7,260	91,299

		481,182

Consumer Services 1.0%
Dignity plc	3,621	36,373
Domino’s Pizza UK & IRL plc	7,350	60,209
Enterprise Inns plc *	33,270	56,165
Greene King plc	12,060	84,705
J.D. Wetherspoon plc	8,040	52,701
Marston’s plc	39,210	60,942
Millennium & Copthorne Hotels plc	9,810	80,895
Mitchells & Butlers plc *	21,330	113,607
PartyGaming plc *	26,400	96,371
Punch Taverns plc *	43,500	41,494
Rank Group plc	30,420	61,113
Restaurant Group plc	12,360	52,376

		796,951

Diversified Financials 1.5%
Aberdeen Asset Management plc	50,100	139,662
Ashmore Group plc	11,880	62,923
BlueBay Asset Management plc	7,830	58,910
Close Brothers Group plc	6,960	85,955
F&C Asset Management plc	41,280	48,858
Henderson Group plc	32,400	60,096
IG Group Holdings plc	17,760	135,831
Intermediate Capital Group plc	22,680	110,483
International Personal Finance	16,020	74,597
Investec plc	23,160	179,079
London Stock Exchange Group plc	9,150	108,084
Rathbone Brothers	3,780	60,045
Tullett Prebon plc	12,000	65,446

		1,189,969

Energy 1.4%
Acergy S.A.	6,000	119,418
Afren plc *	60,000	117,175
EnQuest plc *	36,000	77,594
Heritage Oil plc	8,580	49,600
Hunting plc	8,250	76,125
JKX Oil & Gas plc	10,200	49,069
John Wood Group plc	18,630	135,435
Premier Oil plc *	5,850	167,269
Salamander Energy plc *	11,040	40,885
SOCO International plc *	15,840	82,269
Subsea 7, Inc. *	6,000	125,892
Wellstream Holdings plc	7,050	80,478

		1,121,209

Food, Beverage & Tobacco 0.5%
Britvic plc	14,580	111,033
Cranswick plc	4,800	62,942
Dairy Crest Group plc	12,570	70,571
Devro plc	16,110	64,729
Greggs plc	9,600	65,528
Premier Foods plc *	150,090	37,937

		412,740

Household & Personal Products 0.1%
McBride plc	10,890	28,950
PZ Cussons plc	10,590	63,083

		92,033

Insurance 0.8%
Amlin plc	22,080	129,121
Beazley plc	36,870	63,391
Brit Insurance Holdings N.V. *	6,000	96,431
Catlin Group Ltd.	17,760	91,688
Hiscox Ltd.	18,390	99,380
Jardine Lloyd Thompson Group plc	7,470	67,823
Lancashire Holdings Ltd.	9,810	93,805
St James’s Place plc	9,030	33,216

		674,855

Materials 0.8%
Croda International plc	5,460	123,636
DS Smith plc	26,220	76,032
Filtrona plc	16,920	60,527
Mondi plc	19,050	139,081
Petropavlovsk plc	9,060	150,267
Victrex plc	4,500	83,817

		633,360

Media 0.3%
Informa plc	32,400	199,461
Rightmove plc	6,150	71,833
Trinity Mirror plc *	20,100	21,834

		293,128

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
BTG plc *	16,590	56,840
Genus plc	4,260	54,800
Hikma Pharmaceuticals plc	12,000	142,591

		254,231

 13

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Real Estate 0.7%
Atrium European Real Estate Ltd.	10,950	55,748
Big Yellow Group plc	9,180	45,606
Capital & Counties Properties plc	30,900	69,729
Derwent London plc	4,110	91,658
Grainger plc	19,470	26,198
Great Portland Estates plc	16,020	82,381
Helical Bar plc	7,830	34,119
Savills plc	8,820	46,825
Shaftesbury plc	11,100	75,197
Unite Group plc *	10,470	30,524

		557,985

Retailing 1.0%
Carpetright plc	2,850	30,337
Debenhams plc *	71,040	77,997
Dixons Retail plc *	197,820	77,635
Game Group plc	27,210	29,239
Halfords Group plc	10,920	69,556
HMV Group plc	34,650	24,823
Howden Joinery Group plc *	39,660	56,823
Inchcape plc *	33,000	166,717
Kesa Electricals plc	33,810	86,511
Mothercare plc	5,610	50,193
N Brown Group plc	14,610	63,207
WH Smith plc	9,390	69,096

		802,134

Semiconductors & Semiconductor Equipment 0.1%
CSR plc *	8,370	40,891

Software & Services 0.5%
Aveva Group plc	3,930	91,806
Fidessa Group plc	2,490	54,638
Micro Focus International plc	10,740	55,430
Misys plc *	26,580	120,954
Telecity Group plc *	9,030	65,871
Xchanging plc	16,620	27,307

		416,006

Technology Hardware & Equipment 0.9%
Electrocomponents plc	25,110	102,455
Halma plc	20,040	97,872
Imagination Technologies Group plc *	12,570	70,277
Laird plc	20,910	50,247
Premier Farnell plc	22,470	99,732
Rotork plc	4,380	107,707
Spectris plc	6,600	117,278
Spirent Communications plc	36,000	81,294

		726,862

Telecommunication Services 0.1%
Colt Group S.A. *	30,000	56,812

Transportation 0.9%
BBA Aviation plc	35,190	104,236
easyJet plc *	14,760	98,359
FirstGroup plc	22,800	128,466
Forth Ports plc	2,700	55,084
Go-Ahead Group plc	3,600	67,446
National Express Group plc *	28,560	99,230
Stagecoach Group plc	35,220	108,109
Stobart Group Ltd.	30,000	67,044

		727,974

Utilities 0.3%
Northumbrian Water Group plc	17,220	88,498
Pennon Group plc	14,550	142,301

		230,799

		12,925,119

United States 0.2%

Health Care Equipment & Services 0.1%
SXC Health Solutions Corp. *	3,000	114,643

Materials 0.1%
Golden Star Resources Ltd. *	12,000	51,874

		166,517

Total Common Stock
(Cost $74,008,231)		79,263,820

Preferred Stock 0.3% of net assets

Germany 0.3%

Consumer Durables & Apparel 0.1%
Hugo Boss AG	1,140	67,077

Materials 0.1%
Fuchs Petrolub AG	510	67,352

Media 0.1%
ProSiebenSat.1 Media AG	4,590	121,950

Total Preferred Stock
(Cost $180,861)		256,379

Other Investment Companies 0.5% of net assets

Guernsey 0.0%
FCPT Ltd.	27,000	37,003

Luxembourg 0.1%
ProLogis European Properties *	9,360	55,804

Switzerland 0.2%
BB Biotech AG	660	39,698
Schroder ImmoPLUS	90	90,208

		129,906

United States 0.2%
State Street Institutional Liquid Reserve Fund - Institutional Class	152,163	152,163

Total Other Investment Companies
(Cost $376,619)		374,876

Rights 0.0% of net assets

Hong Kong 0.0%

Technology Hardware & Equipment 0.0%
Pax Global Technology *(a)	30	—

14

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Sweden 0.0%

Capital Goods 0.0%
Hexagon AB *(a)	8,370	23,251

Diversified Financials 0.0%
Investment AB Oresund *	3,930	1,459

		24,710

Total Rights
(Cost $1,113)		24,710

Warrants 0.0% of net assets

Hong Kong 0.0%

Capital Goods 0.0%
New Times Energy Corp., Ltd. *	205,714	1,139

Total Warrants
(Cost $—)		1,139

End of Investments

At 11/30/10, the tax basis cost of the fund’s investments was $74,569,416 and the unrealized appreciation and depreciation were $8,440,713 and ($3,089,205), respectively, with a net unrealized appreciation of $5,351,508.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
Reg’d —	Registered
REIT —	Real Estate Investment Trust

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 15

 Schwab International Small-Cap Equity ETF™

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$79,263,820	$—	$—	$79,263,820
Other Investment Company(a)	374,876	—	—	374,876
Preferred Stock(a)	256,379	—	—	256,379
Rights(a)
Sweden(a)	1,459	—	—	1,459
Capital Goods	—	—	23,251	23,251
Warrants(a)	1,139	—	—	1,139

Total	$79,897,673	$—	$23,251	$79,920,924

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Net
	Balance		Net	Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	(Sales)	In	Out	2010

Common Stock
Republic of Korea	$10,710	$—	$—	$9,210	$25,793	$—	($45,713)	$—
Singapore	65,328	—	—	(4,414)	13,981	—	(74,895)	—
United Kingdom	—	—	—	(2,182)	—	2,182	—	—
Right
Sweden	—	—	—	23,251	—	—	—	23,251

Total	$76,038	$—	$—	$25,865	$39,774	$2,182	($120,608)	$23,251

REG56691NOV10 - 00

16

Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	387,057,265	404,286,839
0.1%	Other Investment Company	212,065	212,065

99.8%	Total Investments	387,269,330	404,498,904
0.2%	Other Assets and Liabilities, Net		883,997

100.0%	Net Assets		405,382,901

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
ArvinMeritor, Inc. *	2,605	46,499
BorgWarner, Inc. *	3,692	222,775
Cooper Tire & Rubber Co.	2,840	59,328
Dana Holding Corp. *	4,828	72,951
Ford Motor Co. *	105,655	1,684,141
Gentex Corp.	4,260	89,417
Harley-Davidson, Inc.	7,384	230,971
Johnson Controls, Inc.	20,732	755,474
Lear Corp. *	1,704	149,560
Tenneco, Inc. *	1,704	62,128
Tesla Motors, Inc. *	1,704	60,202
The Goodyear Tire & Rubber Co. *	9,088	86,881
Thor Industries, Inc.	1,420	41,933
TRW Automotive Holdings Corp. *	2,840	134,872
WABCO Holdings, Inc. *	1,988	98,804

		3,795,936

Banks 3.1%
Associated Banc-Corp	4,544	58,140
Astoria Financial Corp.	4,544	54,710
BancorpSouth, Inc.	2,272	29,195
Bank of Hawaii Corp.	1,420	61,486
BB&T Corp.	21,300	494,160
Beneficial Mutual Bancorp, Inc. *	4,828	37,514
BOK Financial Corp.	1,136	53,051
CapitalSource, Inc.	13,348	86,228
Capitol Federal Financial	1,420	33,157
Cathay General Bancorp	3,245	43,840
City National Corp.	1,420	76,282
Columbia Banking System, Inc.	1,808	31,532
Comerica, Inc.	5,444	198,652
Commerce Bancshares, Inc.	2,238	84,037
Community Bank System, Inc.	1,136	27,355
Cullen/Frost Bankers, Inc.	1,704	91,232
CVB Financial Corp.	5,680	44,702
East West Bancorp, Inc.	4,564	79,140
F.N.B. Corp.	6,248	54,795
Fifth Third Bancorp	24,992	298,654
First Citizens BancShares, Inc., Class A	284	49,385
First Financial Bancorp	3,408	56,300
First Financial Bankshares, Inc.	852	41,211
First Horizon National Corp. *	6,998	66,971
First Interstate BancSystem, Inc.	2,340	31,871
First Midwest Bancorp, Inc.	2,651	24,840
First Niagara Financial Group, Inc.	5,680	70,347
FirstMerit Corp.	3,408	59,384
Fulton Financial Corp.	5,396	46,675
Glacier Bancorp, Inc.	3,408	45,429
Hancock Holding Co.	1,136	35,784
Home Bancshares, Inc.	904	18,713
Hudson City Bancorp, Inc.	15,052	170,840
Huntington Bancshares, Inc.	21,868	127,600
IBERIABANK Corp.	852	42,949
International Bancshares Corp.	2,840	48,848
Investors Bancorp, Inc. *	4,260	52,185
Kearny Financial Corp.	4,544	39,033
KeyCorp	28,400	213,852
M&T Bank Corp.	3,124	240,423
Marshall & Ilsley Corp.	15,336	73,459
MB Financial, Inc.	2,556	36,372
MGIC Investment Corp. *	6,248	53,233
National Penn Bancshares, Inc.	7,100	47,641
NBT Bancorp, Inc.	1,988	44,134
New York Community Bancorp, Inc.	13,348	224,246
NewAlliance Bancshares, Inc.	3,976	53,040
Northfield Bancorp, Inc.	1,704	21,658
Northwest Bancshares, Inc.	4,260	43,708
Ocwen Financial Corp. *	3,976	34,989
Old National Bancorp	4,260	43,921
PacWest Bancorp	1,420	24,140
Park National Corp.	852	57,561
People’s United Financial, Inc.	10,792	133,713
PNC Financial Services Group, Inc.	16,188	871,724
Popular, Inc. *	31,349	90,285
PrivateBancorp, Inc.	2,556	31,081
Prosperity Bancshares, Inc.	1,420	46,207
Provident Financial Services, Inc.	2,272	31,308
Radian Group, Inc.	4,053	28,736
Regions Financial Corp.	38,056	204,741
Signature Bank *	1,420	62,409
SunTrust Banks, Inc.	15,620	364,883
Susquehanna Bancshares, Inc.	4,266	34,341
SVB Financial Group *	1,136	51,040
Synovus Financial Corp.	20,164	40,933
TCF Financial Corp.	3,692	50,248
Texas Capital Bancshares, Inc. *	1,988	37,533
TFS Financial Corp.	3,976	32,524
The PMI Group, Inc. *	8,834	27,562
Trustmark Corp.	2,272	48,484
U.S. Bancorp	59,924	1,424,993
UMB Financial Corp.	1,136	42,373

 1

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Umpqua Holdings Corp.	4,544	48,121
United Bankshares, Inc.	2,272	59,549
Valley National Bancorp	4,388	55,728
Washington Federal, Inc.	3,408	50,302
Wells Fargo & Co.	152,000	4,135,920
Westamerica Bancorp	852	41,646
Whitney Holding Corp.	5,680	53,335
Wilmington Trust Corp.	3,408	13,359
Wintrust Financial Corp.	1,420	40,683
Zions Bancorp	5,396	104,952

		12,437,317

Capital Goods 8.2%
3M Co.	20,164	1,693,373
AAR CORP. *	1,136	27,900
Actuant Corp., Class A	2,556	60,398
Acuity Brands, Inc.	1,420	76,481
Aecom Technology Corp. *	3,124	80,474
Aerovironment, Inc. *	852	21,044
AGCO Corp. *	2,840	128,198
Aircastle Ltd.	2,556	24,486
Alliant Techsystems, Inc. *	1,136	83,962
American Science & Engineering, Inc.	284	22,896
American Superconductor Corp. *	1,420	47,258
AMETEK, Inc.	3,408	201,651
Armstrong World Industries, Inc. *	1,136	55,062
Babcock & Wilcox Co. *	3,692	89,679
Badger Meter, Inc.	568	24,095
Baldor Electric Co.	1,704	107,880
Barnes Group, Inc.	2,556	48,794
BE Aerospace, Inc. *	3,408	120,984
Beacon Roofing Supply, Inc. *	1,420	24,410
Brady Corp., Class A	1,420	43,921
Briggs & Stratton Corp.	2,272	39,556
Bucyrus International, Inc.	2,272	202,572
Carlisle Cos., Inc.	1,988	72,801
Caterpillar, Inc.	17,648	1,493,021
CLARCOR, Inc.	1,704	69,370
Cooper Industries plc	5,044	274,898
Crane Co.	1,704	63,866
Cubic Corp.	1,136	51,836
Cummins, Inc.	5,680	551,642
Curtiss-Wright Corp.	1,420	44,119
Danaher Corp.	15,336	663,282
Deere & Co.	13,064	975,881
DigitalGlobe, Inc. *	1,434	42,346
Donaldson Co., Inc.	2,272	123,347
Dover Corp.	5,680	311,321
Eaton Corp.	5,112	492,797
EMCOR Group, Inc. *	1,988	53,278
Emerson Electric Co.	23,572	1,298,110
EnerSys *	1,988	60,018
ESCO Technologies, Inc.	1,136	39,851
Esterline Technologies Corp. *	1,136	66,888
Fastenal Co.	4,260	227,995
First Solar, Inc. *	1,670	205,160
Flowserve Corp.	1,704	179,704
Fluor Corp.	5,680	328,474
Foster Wheeler AG *	3,608	101,024
Franklin Electric Co., Inc.	852	33,151
Gardner Denver, Inc.	1,704	111,527
GATX Corp.	1,704	56,522
General Cable Corp. *	1,545	50,661
General Dynamics Corp.	10,224	675,704
General Electric Co.	327,982	5,191,955
Goodrich Corp.	3,976	341,022
Graco, Inc.	1,988	71,488
GrafTech International Ltd. *	3,976	77,930
Granite Construction, Inc.	1,704	43,230
Griffon Corp. *	1,988	24,095
GT Solar International, Inc. *	3,976	26,599
Harsco Corp.	2,556	61,497
HEICO Corp., Class A	1,745	68,038
Hexcel Corp. *	3,976	68,188
Honeywell International, Inc.	21,868	1,087,058
Hubbell, Inc., Class B	1,704	96,378
IDEX Corp.	2,556	95,773
II-VI, Inc. *	1,704	69,574
Illinois Tool Works, Inc.	13,348	635,765
Ingersoll-Rand plc	9,719	398,479
InsituForm Technologies, Inc., Class A *	1,136	25,151
ITT Corp.	5,680	261,280
Jacobs Engineering Group, Inc. *	3,976	153,076
Joy Global, Inc.	3,408	260,099
Kaman Corp.	852	24,001
Kaydon Corp.	1,420	49,672
KBR, Inc.	5,112	138,433
Kennametal, Inc.	2,556	86,444
L-3 Communications Holdings, Inc.	3,692	259,658
Lennox International, Inc.	1,704	74,959
Lincoln Electric Holdings, Inc.	1,420	87,557
Lockheed Martin Corp.	8,843	601,678
Masco Corp.	11,928	130,134
MasTec, Inc. *	3,692	52,906
McDermott International, Inc. *	7,384	135,349
Moog, Inc., Class A *	1,704	62,809
MSC Industrial Direct Co., Class A	1,420	85,399
Mueller Industries, Inc.	1,704	51,955
Navistar International Corp. *	1,704	87,211
Nordson Corp.	852	67,674
Northrop Grumman Corp.	9,088	560,548
Orbital Sciences Corp. *	1,704	27,775
Oshkosh Corp. *	2,840	81,508
Otter Tail Corp.	1,988	40,873
Owens Corning, Inc. *	3,124	82,192
PACCAR, Inc.	11,360	611,850
Pall Corp.	3,692	167,137
Parker Hannifin Corp.	5,112	410,136
Pentair, Inc.	3,124	102,780
Precision Castparts Corp.	4,544	627,390
Quanex Building Products Corp.	1,136	18,789
Quanta Services, Inc. *	6,248	110,027
Raytheon Co.	11,928	551,670
Regal-Beloit Corp.	1,136	69,296
Robbins & Myers, Inc.	1,988	61,648
Rockwell Automation, Inc.	4,544	300,449
Rockwell Collins, Inc.	4,828	270,658
Roper Industries, Inc.	2,840	205,644
RSC Holdings, Inc. *	3,124	24,336
Simpson Manufacturing Co., Inc.	1,704	44,082
Snap-On, Inc.	1,704	90,193

2

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Spirit AeroSystems Holdings, Inc., Class A *	3,124	60,824
SPX Corp.	1,704	111,919
SunPower Corp., Class A *	2,933	34,199
Teledyne Technologies, Inc. *	1,420	57,112
Terex Corp. *	3,692	89,642
Textainer Group Holdings Ltd.	1,420	39,504
Textron, Inc.	8,804	196,857
The Boeing Co.	20,130	1,283,690
The Manitowoc Co., Inc.	4,828	53,011
The Middleby Corp. *	852	68,560
The Shaw Group, Inc. *	2,556	81,920
The Timken Co.	2,556	111,339
The Toro Co.	1,136	66,127
Thomas & Betts Corp. *	1,704	75,743
TransDigm Group, Inc. *	1,136	77,816
Trinity Industries, Inc.	2,556	58,532
Triumph Group, Inc.	852	71,679
Tutor Perini Corp.	2,272	43,282
Tyco International Ltd.	15,223	576,799
United Technologies Corp.	26,649	2,005,870
Universal Forest Products, Inc.	568	18,562
URS Corp. *	2,556	101,064
USG Corp. *	3,408	43,248
Valmont Industries, Inc.	568	45,928
W.W. Grainger, Inc.	1,988	248,361
Wabtec Corp.	1,420	65,647
Watsco, Inc.	852	51,350
Watts Water Technologies, Inc., Class A	1,420	46,221
WESCO International, Inc. *	1,704	81,315
Woodward Governor Co.	1,704	57,510

		33,378,794

Commercial & Professional Services 1.0%
ABM Industries, Inc.	2,272	52,324
Avery Dennison Corp.	3,408	127,936
Cintas Corp.	4,544	121,529
Clean Harbors, Inc. *	1,136	84,121
Copart, Inc. *	2,272	80,611
Corrections Corp. of America *	3,408	82,303
CoStar Group, Inc. *	1,136	59,913
Covanta Holding Corp.	4,260	66,967
Deluxe Corp.	3,408	72,216
EnergySolutions, Inc.	5,396	26,980
EnerNOC, Inc. *	1,420	34,833
Equifax, Inc.	3,976	137,609
FTI Consulting, Inc. *	1,704	60,731
Healthcare Services Group, Inc.	3,408	54,290
Herman Miller, Inc.	2,840	61,174
HNI Corp.	1,704	45,395
IHS, Inc., Class A *	1,420	102,694
Interface, Inc. Class A	3,124	45,111
Iron Mountain, Inc.	5,680	126,153
KAR Auction Services, Inc. *	2,841	34,234
Korn/Ferry International *	2,840	49,189
Manpower, Inc.	2,556	143,954
Mine Safety Appliances Co.	1,704	49,109
Monster Worldwide, Inc. *	4,260	96,191
Navigant Consulting, Inc. *	1,988	16,540
Pitney Bowes, Inc.	6,532	143,312
R.R. Donnelley & Sons Co.	6,532	102,944
Republic Services, Inc.	9,656	271,720
Resources Connection, Inc.	2,556	42,762
Robert Half International, Inc.	4,828	133,832
Rollins, Inc.	2,272	61,390
Steelcase, Inc., Class A	7,952	76,180
Stericycle, Inc. *	2,556	188,888
Sykes Enterprises, Inc. *	1,988	36,579
Tetra Tech, Inc. *	1,704	39,379
The Brink’s Co.	1,704	41,816
The Corporate Executive Board Co.	1,704	59,112
The Dun & Bradstreet Corp.	1,704	128,379
The Geo Group, Inc. *	2,272	54,755
Towers Watson & Co., Class A	1,420	71,284
TrueBlue, Inc. *	1,704	28,082
United Stationers, Inc. *	852	54,076
Verisk Analytics, Inc., Class A *	3,656	110,667
Waste Connections, Inc.	3,823	99,385
Waste Management, Inc.	14,484	496,077

		4,072,726

Consumer Durables & Apparel 1.4%
American Greetings Corp., Class A	1,988	39,899
Brunswick Corp.	4,828	77,007
Carter’s, Inc. *	1,988	62,940
Coach, Inc.	10,224	578,065
Columbia Sportswear Co.	1,136	63,207
Crocs, Inc. *	3,175	55,705
D.R. Horton, Inc.	9,088	91,244
Deckers Outdoor Corp. *	1,704	131,038
Eastman Kodak Co. *	13,064	61,531
Fortune Brands, Inc.	4,828	285,287
Fossil, Inc. *	1,704	115,276
Garmin Ltd.	3,692	106,920
Hanesbrands, Inc. *	3,124	84,817
Harman International Industries, Inc. *	1,988	86,657
Hasbro, Inc.	3,692	175,961
Iconix Brand Group, Inc. *	3,976	74,272
Jarden Corp.	2,556	78,469
KB HOME	3,124	35,301
Leggett & Platt, Inc.	5,112	105,818
Lennar Corp., Class A	4,828	73,337
M.D.C Holdings, Inc.	1,420	35,457
Mattel, Inc.	11,644	300,881
Mohawk Industries, Inc. *	1,704	89,528
Newell Rubbermaid, Inc.	9,088	152,406
NIKE, Inc., Class B	9,325	803,162
NVR, Inc. *	237	146,935
Phillips-Van Heusen Corp.	1,988	134,866
Polaris Industries, Inc.	1,136	82,576
Polo Ralph Lauren Corp.	1,988	217,169
Pool Corp.	2,556	54,162
Pulte Group, Inc. *	10,792	67,558
Skechers U.S.A., Inc., Class A *	1,136	26,230
Stanley Black & Decker, Inc.	5,028	299,317
Tempur-Pedic International, Inc. *	2,556	89,741
The Jones Group, Inc.	2,840	38,454
The Ryland Group, Inc.	2,556	37,266
The Timberland Co., Class A *	1,420	35,188
The Warnaco Group, Inc. *	1,420	76,467
Toll Brothers, Inc. *	4,260	76,467

 3

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Tupperware Brands Corp.	1,988	92,402
Under Armour, Inc., Class A *	1,704	98,372
UniFirst Corp.	568	29,121
VF Corp.	2,840	235,379
Whirlpool Corp.	2,272	165,856
Wolverine World Wide, Inc.	1,704	53,250

		5,820,961

Consumer Services 2.4%
Ameristar Casinos, Inc.	2,840	50,722
Apollo Group, Inc., Class A *	3,976	135,184
Bally Technologies, Inc. *	1,704	66,746
Bob Evans Farms, Inc.	1,704	53,063
Boyd Gaming Corp. *	5,680	50,779
Bridgepoint Education, Inc. *	3,124	47,797
Brinker International, Inc.	3,692	75,464
Buffalo Wild Wings, Inc. *	1,136	55,085
Career Education Corp. *	1,988	35,366
Carnival Corp.	13,348	551,406
Chipotle Mexican Grill, Inc. *	1,089	281,496
Choice Hotels International, Inc.	1,420	52,895
Cracker Barrel Old Country Store, Inc.	852	44,866
Darden Restaurants, Inc.	4,260	208,527
DeVry, Inc.	1,988	85,365
Gaylord Entertainment Co. *	1,136	38,999
Grand Canyon Education, Inc. *	1,420	27,037
H&R Block, Inc.	10,508	132,296
Hillenbrand, Inc.	2,272	43,872
Hyatt Hotels Corp., Class A *	1,136	47,553
International Game Technology	9,656	149,475
International Speedway Corp., Class A	1,704	40,368
ITT Educational Services, Inc. *	1,136	66,445
Jack in the Box, Inc. *	2,272	45,701
Las Vegas Sands Corp. *	14,200	711,136
Life Time Fitness, Inc. *	1,988	78,407
Marriott International, Inc., Class A	9,656	378,612
Matthews International Corp., Class A	1,136	36,897
McDonald’s Corp.	32,728	2,562,602
MGM Resorts International *	9,896	121,028
Orient-Express Hotels Ltd., Class A *	2,840	32,859
P.F. Chang’s China Bistro, Inc.	568	28,707
Panera Bread Co., Class A *	852	85,404
Penn National Gaming, Inc. *	1,988	69,799
Regis Corp.	2,840	50,609
Royal Caribbean Cruises Ltd. *	4,260	171,465
Scientific Games Corp., Class A *	3,408	27,434
Service Corp. International	7,952	64,093
Six Flags Entertainment Corp. *	1,136	61,628
Sotheby’s	3,124	125,304
Starbucks Corp.	23,004	703,922
Starwood Hotels & Resorts Worldwide, Inc.	5,396	306,709
Strayer Education, Inc.	568	77,174
The Cheesecake Factory, Inc. *	2,272	72,409
Vail Resorts, Inc. *	1,136	51,438
Weight Watchers International, Inc.	1,704	58,345
Wendy’s/Arby’s Group, Inc., Class A	11,644	55,542
WMS Industries, Inc. *	1,704	75,572
Wyndham Worldwide Corp.	5,680	163,300
Wynn Resorts Ltd.	2,793	282,372
Yum! Brands, Inc.	14,484	725,359

		9,564,633

Diversified Financials 6.1%
Affiliated Managers Group, Inc. *	1,657	144,838
American Express Co.	33,228	1,436,114
Ameriprise Financial, Inc.	7,952	412,232
Artio Global Investors, Inc.	1,704	22,271
Bank of America Corp.	304,878	3,338,414
Bank of New York Mellon Corp.	37,488	1,011,801
BlackRock, Inc.	2,840	462,920
Capital One Financial Corp.	14,484	539,239
Cash America International, Inc.	1,420	51,404
CBOE Holdings, Inc.	1,420	33,782
CIT Group, Inc. *	5,396	212,926
Citigroup, Inc. *	729,119	3,062,300
CME Group, Inc.	2,225	640,934
Cohen & Steers, Inc.	2,272	57,254
Credit Acceptance Corp. *	852	52,884
Discover Financial Services	17,040	311,491
Duff & Phelps Corp., Class A	2,556	34,174
E*TRADE Financial Corp. *	6,195	91,376
Eaton Vance Corp.	3,692	109,726
Federated Investors, Inc., Class B	3,124	74,070
Franklin Resources, Inc.	5,112	583,228
GAMCO Investors, Inc., Class A	568	25,020
Greenhill & Co., Inc.	852	63,849
IntercontinentalExchange, Inc. *	2,272	256,054
Invesco Ltd.	14,484	314,882
Investment Technology Group, Inc. *	1,704	25,049
Janus Capital Group, Inc.	5,680	59,299
Jefferies Group, Inc.	3,408	82,303
JPMorgan Chase & Co.	122,086	4,563,575
KBW, Inc.	1,420	32,972
Knight Capital Group, Inc., Class A *	2,840	37,318
Legg Mason, Inc.	5,112	166,754
Leucadia National Corp. *	6,248	162,198
MF Global Holdings Ltd. *	6,248	49,047
Moody’s Corp.	6,532	175,254
Morgan Stanley	38,908	951,690
MSCI, Inc., Class A *	3,547	120,811
Northern Trust Corp.	7,668	385,700
NYSE Euronext	8,236	225,008
optionsXpress Holdings, Inc. *	2,840	49,104
PICO Holdings, Inc. *	1,420	40,541
Piper Jaffray Cos., Inc. *	852	25,534
Portfolio Recovery Associates, Inc. *	453	28,707
Raymond James Financial, Inc.	3,124	89,596
SEI Investments Co.	5,112	115,429
SLM Corp. *	14,768	170,570
State Street Corp.	15,336	662,515
Stifel Financial Corp. *	852	44,159
T. Rowe Price Group, Inc.	7,952	463,840
TD Ameritrade Holding Corp. *	7,384	123,608
The Charles Schwab Corp. (a)	29,782	447,624
The Goldman Sachs Group, Inc.	13,301	2,076,818
The NASDAQ OMX Group, Inc. *	4,828	103,609
Waddell & Reed Financial, Inc., Class A	2,556	78,725

		24,900,540

4

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 10.9%
Alpha Natural Resources, Inc. *	3,709	183,818
Anadarko Petroleum Corp.	15,620	1,002,179
Apache Corp.	11,849	1,275,433
Arch Coal, Inc.	5,112	149,270
Atlas Energy, Inc. *	2,556	109,780
Atwood Oceanics, Inc. *	1,704	60,662
Baker Hughes, Inc.	13,485	703,378
Berry Petroleum Co., Class A	1,704	64,939
Brigham Exploration Co. *	4,828	121,424
Bristow Group, Inc. *	1,420	62,352
Cabot Oil & Gas Corp.	3,408	119,178
Cameron International Corp. *	7,952	382,571
CARBO Ceramics, Inc.	852	82,772
Chesapeake Energy Corp.	20,164	425,864
Chevron Corp.	61,581	4,986,214
Cimarex Energy Co.	2,840	228,734
Clean Energy Fuels Corp. *	1,988	26,599
Cobalt International Energy, Inc. *	10,909	123,926
Complete Production Services, Inc. *	2,556	72,718
Concho Resources, Inc. *	2,556	211,509
ConocoPhillips	42,972	2,585,625
CONSOL Energy, Inc.	6,939	291,160
Contango Oil & Gas Co. *	284	15,836
Continental Resources, Inc. *	1,136	60,719
Denbury Resources, Inc. *	12,261	222,905
Devon Energy Corp.	12,733	898,568
Diamond Offshore Drilling, Inc.	1,988	128,743
Dresser-Rand Group, Inc. *	2,840	107,721
Dril-Quip, Inc. *	852	65,979
El Paso Corp.	22,436	302,662
EOG Resources, Inc.	7,952	707,330
EXCO Resources, Inc.	5,396	100,204
Exterran Holdings, Inc. *	1,988	45,068
Exxon Mobil Corp.	157,283	10,940,605
FMC Technologies, Inc. *	3,976	334,938
Forest Oil Corp. *	3,408	116,622
Frontier Oil Corp.	3,408	52,926
Gulfport Energy Corp. *	2,840	52,938
Halliburton Co.	28,400	1,074,656
Helix Energy Solutions Group, Inc. *	3,124	43,830
Helmerich & Payne, Inc.	3,124	141,705
Hess Corp.	9,656	676,403
Holly Corp.	1,420	51,035
ION Geophysical Corp. *	5,396	38,797
Key Energy Services, Inc. *	5,396	55,579
Lufkin Industries, Inc.	1,136	57,516
Marathon Oil Corp.	22,436	750,933
Massey Energy Co.	3,408	167,367
Murphy Oil Corp.	5,964	402,689
Nabors Industries Ltd. *	9,372	207,027
National-Oilwell Varco, Inc.	13,348	818,099
Newfield Exploration Co. *	4,260	284,696
Noble Corp.	7,847	266,170
Noble Energy, Inc.	5,680	461,500
Oasis Petroleum, Inc. *	2,272	57,663
Occidental Petroleum Corp.	25,088	2,212,009
Oceaneering International, Inc. *	1,704	117,746
Oil States International, Inc. *	1,420	84,249
Overseas Shipholding Group, Inc.	1,136	39,726
Patriot Coal Corp. *	3,692	59,737
Patterson-UTI Energy, Inc.	5,112	100,911
Peabody Energy Corp.	8,804	517,763
Penn Virginia Corp.	1,988	31,530
Petrohawk Energy Corp. *	9,940	177,230
Pioneer Drilling Co. *	3,692	25,290
Pioneer Natural Resources Co.	2,771	221,985
Plains Exploration & Production Co. *	4,544	130,231
Pride International, Inc. *	5,112	158,983
QEP Resources, Inc.	5,112	179,585
Quicksilver Resources, Inc. *	3,976	56,539
Range Resources Corp.	5,112	214,653
Rosetta Resources, Inc. *	1,988	71,210
Rowan Cos., Inc. *	3,408	102,751
SandRidge Energy, Inc. *	11,097	57,260
Schlumberger Ltd.	41,985	3,247,120
SEACOR Holdings, Inc. *	568	61,912
Ship Finance International Ltd.	2,272	49,325
SM Energy Co.	1,988	98,784
Southern Union Co.	3,692	87,168
Southwestern Energy Co. *	10,792	390,670
Spectra Energy Corp.	20,164	479,298
Sunoco, Inc.	3,692	148,197
Superior Energy Services, Inc. *	2,556	85,345
Swift Energy Co. *	1,136	41,453
Teekay Corp.	2,272	72,454
Tesco Corp. *	2,556	33,765
Tesoro Corp.	4,544	74,158
TETRA Technologies, Inc. *	2,232	24,552
The Williams Cos., Inc.	18,176	414,595
Tidewater, Inc.	1,704	83,649
Ultra Petroleum Corp. *	4,828	226,868
Unit Corp. *	1,420	56,757
Valero Energy Corp.	17,608	343,004
Weatherford International Ltd. *	22,733	463,981
Whiting Petroleum Corp. *	1,954	215,038
World Fuel Services Corp.	1,704	51,290

		44,288,305

Food & Staples Retailing 2.1%
BJ’s Wholesale Club, Inc. *	1,704	78,060
Casey’s General Stores, Inc.	1,420	56,438
Costco Wholesale Corp.	13,632	921,659
CVS Caremark Corp.	42,177	1,307,487
Nash Finch Co.	568	20,988
PriceSmart, Inc.	1,136	38,136
Safeway, Inc.	12,780	293,812
SUPERVALU, Inc.	6,439	58,209
Sysco Corp.	18,176	527,467
The Andersons, Inc.	852	27,537
The Kroger Co.	19,028	448,109
Wal-Mart Stores, Inc.	64,550	3,491,509
Walgreen Co.	30,956	1,078,817
Whole Foods Market, Inc. *	4,119	194,499
Winn-Dixie Stores, Inc. *	5,288	32,151

		8,574,878

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	64,184	1,540,416
Archer-Daniels-Midland Co.	18,176	526,922
Brown-Forman Corp., Class B	3,408	222,951

 5

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bunge Ltd.	4,407	268,034
Campbell Soup Co.	6,532	221,435
Central European Distribution Corp. *	1,988	47,772
Chiquita Brands International, Inc. *	2,556	28,576
Coca-Cola Enterprises, Inc.	10,224	246,910
ConAgra Foods, Inc.	13,916	298,916
Constellation Brands, Inc., Class A *	6,248	128,771
Corn Products International, Inc.	2,556	110,215
Dean Foods Co. *	5,396	39,229
Del Monte Foods Co.	5,964	111,706
Dole Food Co., Inc. *	3,124	29,584
Dr. Pepper Snapple Group, Inc.	7,549	276,520
Flowers Foods, Inc.	2,556	66,967
General Mills, Inc.	19,312	682,293
Green Mountain Coffee Roasters, Inc. *	3,408	126,369
H.J. Heinz Co.	9,656	466,095
Hansen Natural Corp. *	2,272	120,916
Hormel Foods Corp.	2,272	111,510
J&J Snack Foods Corp.	1,136	51,972
Kellogg Co.	7,975	392,609
Kraft Foods, Inc., Class A	49,984	1,512,016
Lancaster Colony Corp.	852	44,364
Lance, Inc.	1,704	39,891
Lorillard, Inc.	5,112	406,813
McCormick & Co., Inc.	3,408	149,986
Molson Coors Brewing Co., Class B	4,828	230,054
PepsiCo, Inc.	48,946	3,163,380
Philip Morris International, Inc.	56,237	3,199,323
Ralcorp Holdings, Inc. *	1,704	105,512
Reynolds American, Inc.	10,224	316,330
Sara Lee Corp.	20,732	310,980
Smithfield Foods, Inc. *	4,828	85,021
The Coca-Cola Co.	65,322	4,126,391
The Hershey Co.	4,828	225,950
The J.M. Smucker Co.	3,692	233,519
Tootsie Roll Industries, Inc.	1,724	45,927
TreeHouse Foods, Inc. *	1,136	56,436
Tyson Foods, Inc., Class A	8,804	139,367
Universal Corp.	1,136	46,474
Vector Group Ltd.	3,243	59,314

		20,613,736

Health Care Equipment & Services 4.2%
Aetna, Inc.	13,916	412,192
Alere, Inc. *	2,556	81,562
Align Technology, Inc. *	2,556	44,704
Allscripts Healthcare Solutions, Inc. *	4,958	87,013
AMERIGROUP Corp. *	1,988	85,544
AmerisourceBergen Corp.	9,372	289,126
AmSurg Corp. *	1,988	36,539
Baxter International, Inc.	17,922	870,113
Beckman Coulter, Inc.	2,272	124,301
Becton, Dickinson & Co.	7,100	553,303
Boston Scientific Corp. *	47,428	304,488
Brookdale Senior Living, Inc. *	2,840	54,301
C.R. Bard, Inc.	3,124	265,071
Cardinal Health, Inc.	11,360	404,189
CareFusion Corp. *	5,680	129,902
Catalyst Health Solutions, Inc. *	1,420	60,946
Cerner Corp. *	2,272	199,618
Chemed Corp.	852	51,921
CIGNA Corp.	8,520	313,621
Community Health Systems, Inc. *	3,124	99,531
CONMED Corp. *	1,988	42,762
Coventry Health Care, Inc. *	4,828	122,245
Covidien plc	15,434	649,308
Cyberonics, Inc. *	1,136	30,524
DaVita, Inc. *	3,124	227,115
DENTSPLY International, Inc.	4,544	140,501
Edwards Lifesciences Corp. *	3,408	226,155
Emdeon, Inc., Class A *	2,840	35,415
Emergency Medical Services Corp., Class A *	852	42,208
Emeritus Corp. *	1,988	35,844
Express Scripts, Inc. *	15,904	828,439
Gen-Probe, Inc. *	1,420	73,641
Gentiva Health Services, Inc. *	1,704	39,158
Haemonetics Corp. *	852	50,089
Health Management Associates, Inc., Class A *	8,236	73,383
Health Net, Inc. *	3,124	84,348
HEALTHSOUTH Corp. *	2,840	51,120
Healthspring, Inc. *	1,704	45,718
Henry Schein, Inc. *	2,840	163,101
Hill-Rom Holdings, Inc.	1,988	78,685
HMS Holdings Corp. *	1,136	71,579
Hologic, Inc. *	7,952	130,413
Hospira, Inc. *	5,112	287,601
Humana, Inc. *	5,396	302,392
IDEXX Laboratories, Inc. *	1,988	127,649
Immucor, Inc. *	2,556	46,954
Intuitive Surgical, Inc. *	1,187	308,964
Invacare Corp.	1,988	53,656
Kindred Healthcare, Inc. *	2,840	45,838
Kinetic Concepts, Inc. *	1,988	78,943
Laboratory Corp. of America Holdings *	3,408	279,558
Landauer, Inc.	284	18,633
LHC Group, Inc. *	568	15,024
LifePoint Hospitals, Inc. *	1,704	61,719
Lincare Holdings, Inc.	2,937	75,628
Magellan Health Services, Inc. *	1,420	69,154
Masimo Corp.	1,704	52,585
McKesson Corp.	8,520	544,428
MedAssets, Inc. *	1,988	36,867
Medco Health Solutions, Inc. *	14,768	905,574
MEDNAX, Inc. *	1,420	86,904
Medtronic, Inc.	33,229	1,114,168
Meridian Bioscience, Inc.	1,988	44,173
NuVasive, Inc. *	1,182	27,612
Omnicare, Inc.	3,692	85,138
Owens & Minor, Inc.	2,056	58,082
Patterson Cos., Inc.	3,124	92,877
PSS World Medical, Inc. *	1,988	40,953
Quality Systems, Inc.	852	54,945
Quest Diagnostics, Inc.	4,828	238,117
ResMed, Inc. *	4,544	145,181
Select Medical Holdings Corp. *	4,544	28,127
Sirona Dental Systems, Inc. *	1,420	53,662
St. Jude Medical, Inc. *	10,814	418,394
STERIS Corp.	1,589	54,678
Stryker Corp.	9,656	483,669

6

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Teleflex, Inc.	1,136	56,732
Tenet Healthcare Corp. *	15,336	62,571
The Cooper Cos., Inc.	1,420	75,970
Thoratec Corp. *	1,704	43,375
UnitedHealth Group, Inc.	34,467	1,258,735
Universal American Financial Corp.	2,556	37,905
Universal Health Services, Inc., Class B	2,840	116,781
Varian Medical Systems, Inc. *	3,976	261,740
VCA Antech, Inc. *	2,556	55,836
WellCare Health Plans, Inc. *	1,704	47,968
WellPoint, Inc. *	12,254	683,038
West Pharmaceutical Services, Inc.	1,136	43,077
Wright Medical Group, Inc. *	1,704	22,476
Zimmer Holdings, Inc. *	6,816	335,756
Zoll Medical Corp. *	852	28,474

		17,178,017

Household & Personal Products 2.3%
Alberto-Culver Co.	2,556	95,083
Avon Products, Inc.	13,348	381,219
Church & Dwight Co., Inc.	2,272	148,248
Colgate-Palmolive Co.	15,620	1,195,711
Energizer Holdings, Inc. *	2,272	159,926
Herbalife Ltd.	1,988	136,436
Kimberly-Clark Corp.	13,064	808,531
Mead Johnson Nutrition Co.	6,272	373,623
Nu Skin Enterprises, Inc., Class A	1,988	62,841
Spectrum Brands Holdings, Inc. *	1,420	38,383
The Clorox Co.	4,260	263,311
The Estee Lauder Cos., Inc., Class A	3,692	276,605
The Procter & Gamble Co.	87,422	5,338,861

		9,278,778

Insurance 4.0%
ACE Ltd.	10,355	605,975
Aflac, Inc.	14,768	760,552
Alleghany Corp. *	286	86,158
Allied World Assurance Co. Holdings Ltd.	1,136	66,729
American Financial Group, Inc.	2,272	69,909
American International Group, Inc. *	3,565	147,199
American National Insurance Co.	568	45,167
AMERISAFE, Inc. *	568	10,502
AmTrust Financial Services, Inc.	1,988	31,828
Aon Corp.	9,255	371,311
Arch Capital Group Ltd. *	1,704	153,871
Argo Group International Holdings Ltd.	1,136	41,896
Arthur J. Gallagher & Co.	3,408	95,697
Aspen Insurance Holdings Ltd.	2,272	65,661
Assurant, Inc.	3,692	130,217
Assured Guaranty Ltd.	5,186	88,214
Axis Capital Holdings Ltd.	4,544	160,585
Berkshire Hathaway, Inc., Class B *	58,741	4,680,483
Brown & Brown, Inc.	3,692	84,436
Cincinnati Financial Corp.	4,828	145,540
CNA Surety Corp. *	1,420	33,370
Endurance Specialty Holdings Ltd.	1,704	75,163
Enstar Group Ltd. *	284	23,572
Erie Indemnity Co., Class A	1,136	71,523
Everest Re Group Ltd.	1,704	142,267
FBL Financial Group, Inc., Class A	284	7,588
Fidelity National Financial, Inc., Class A	7,384	99,684
First American Financial Corp.	3,976	56,340
Flagstone Reinsurance Holdings S.A.	1,988	22,763
Genworth Financial, Inc., Class A *	15,904	185,441
Greenlight Capital Re Ltd., Class A *	852	23,839
Hanover Insurance Group, Inc.	1,704	77,157
Harleysville Group, Inc.	568	20,215
HCC Insurance Holdings, Inc.	3,408	95,697
Hilltop Holdings, Inc. *	1,988	19,562
Infinity Property & Casualty Corp.	284	16,395
Lincoln National Corp.	9,372	223,803
Loews Corp.	11,076	414,353
Markel Corp. *	284	100,391
Marsh & McLennan Cos., Inc.	16,472	413,118
MBIA, Inc. *	6,816	68,092
MetLife, Inc.	18,176	693,414
Montpelier Re Holdings Ltd.	2,556	50,302
Old Republic International Corp.	7,528	95,305
OneBeacon Insurance Group Ltd., Class A	26	380
PartnerRe Ltd.	2,125	164,688
Platinum Underwriters Holdings Ltd.	1,420	61,387
Principal Financial Group, Inc.	9,656	263,029
ProAssurance Corp. *	1,136	67,285
Protective Life Corp.	2,556	60,117
Prudential Financial, Inc.	14,484	734,049
Reinsurance Group of America, Inc.	2,272	113,441
RenaissanceRe Holdings Ltd.	1,988	119,837
Safety Insurance Group, Inc.	568	26,588
Selective Insurance Group, Inc.	1,704	28,116
StanCorp Financial Group, Inc.	1,420	59,072
State Auto Financial Corp.	1,420	22,351
The Allstate Corp.	16,756	487,767
The Chubb Corp.	10,125	577,226
The Hartford Financial Services Group, Inc.	13,721	305,429
The Progressive Corp.	19,880	404,359
The Travelers Cos., Inc.	14,373	775,998
Torchmark Corp.	2,556	146,893
Tower Group, Inc.	1,136	29,218
Transatlantic Holdings, Inc.	1,988	100,593
Unum Group	10,508	225,817
Validus Holdings Ltd.	2,840	82,956
W.R. Berkley Corp.	4,544	121,279
White Mountains Insurance Group Ltd.	284	90,170
XL Group plc	10,792	212,171

		16,151,500

Materials 4.3%
Air Products & Chemicals, Inc.	6,201	534,650
Airgas, Inc.	2,238	136,742
AK Steel Holding Corp.	3,692	49,030
Albemarle Corp.	2,840	153,616
Alcoa, Inc.	31,808	417,321
Allegheny Technologies, Inc.	3,124	161,511
Allied Nevada Gold Corp. *	2,556	68,347
AMCOL International Corp.	1,704	47,593
AptarGroup, Inc.	1,988	90,792

 7

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Arch Chemicals, Inc.	696	24,165
Ashland, Inc.	2,272	115,599
Ball Corp.	2,840	187,099
Bemis Co., Inc.	3,408	107,079
Cabot Corp.	1,988	71,170
Calgon Carbon Corp. *	3,124	43,642
Carpenter Technology Corp.	2,272	82,860
Celanese Corp., Series A	4,544	168,128
Century Aluminum Co. *	1,704	23,592
CF Industries Holdings, Inc.	2,272	274,389
Cliffs Natural Resources, Inc.	4,260	291,128
Coeur d’Alene Mines Corp. *	2,661	64,795
Commercial Metals Co.	3,692	56,746
Compass Minerals International, Inc.	1,089	89,951
Crown Holdings, Inc. *	5,112	158,625
Cytec Industries, Inc.	1,420	67,919
Domtar Corp.	1,373	104,238
E.I. du Pont de Nemours & Co.	27,862	1,309,235
Eagle Materials, Inc.	1,704	42,361
Eastman Chemical Co.	1,988	154,686
Ecolab, Inc.	7,384	353,029
FMC Corp.	2,272	176,807
Freeport-McMoRan Copper & Gold, Inc.	14,450	1,464,074
Graphic Packaging Holding Co. *	9,372	34,864
Greif, Inc., Class A	1,136	66,388
H.B. Fuller Co.	2,272	47,644
Hecla Mining Co. *	7,952	76,260
Huntsman Corp.	5,680	87,870
International Flavors & Fragrances, Inc.	2,272	119,325
International Paper Co.	12,780	319,117
Intrepid Potash, Inc. *	1,704	52,228
Kaiser Aluminum Corp.	1,136	53,278
LyondellBasell Industries N.V., Class A *	11,076	323,530
Martin Marietta Materials, Inc.	1,420	120,047
MeadWestvaco Corp.	5,396	134,037
Minerals Technologies, Inc.	852	51,836
Monsanto Co.	17,040	1,021,037
Nalco Holding Co.	4,260	125,329
NewMarket Corp.	568	71,454
Newmont Mining Corp.	15,052	885,509
Nucor Corp.	9,088	342,981
Olin Corp.	2,840	51,887
OM Group, Inc. *	1,420	53,392
Owens-Illinois, Inc. *	5,396	145,044
Packaging Corp. of America	3,124	80,131
PPG Industries, Inc.	5,396	420,672
Praxair, Inc.	9,656	888,835
Reliance Steel & Aluminum Co.	2,238	99,479
Rock-Tenn Co., Class A	1,136	61,446
Rockwood Holdings, Inc. *	2,272	86,722
Royal Gold, Inc.	1,713	88,254
RPM International, Inc.	4,260	87,245
Schnitzer Steel Industries, Inc., Class A	852	48,641
Schweitzer-Mauduit International, Inc.	852	53,514
Sealed Air Corp.	4,828	112,251
Sensient Technologies Corp.	1,704	57,885
Sigma-Aldrich Corp.	3,408	215,454
Silgan Holdings, Inc.	1,521	52,079
Solutia, Inc. *	3,976	85,007
Sonoco Products Co.	3,124	102,342
Southern Copper Corp.	6,816	285,795
Steel Dynamics, Inc.	6,816	108,647
Stillwater Mining Co. *	2,556	48,360
Temple-Inland, Inc.	3,408	71,466
Texas Industries, Inc.	1,136	42,804
The Dow Chemical Co.	35,784	1,115,745
The Lubrizol Corp.	2,225	232,646
The Mosaic Co.	4,828	326,518
The Scotts Miracle-Gro Co., Class A	1,420	70,943
The Valspar Corp.	2,840	93,834
Titanium Metals Corp. *	3,124	53,951
United States Steel Corp.	4,544	220,884
Valhi, Inc.	2,556	60,194
Vulcan Materials Co.	3,408	136,729
W.R. Grace & Co. *	1,988	66,538
Walter Energy, Inc.	1,704	174,899
Westlake Chemical Corp.	1,704	64,343
Weyerhaeuser Co.	16,472	274,918
Worthington Industries, Inc.	3,976	63,696

		17,326,843

Media 3.0%
Belo Corp., Class A *	2,556	14,825
Cablevision Systems Corp., Class A	7,384	233,851
CBS Corp., Class B	19,596	329,997
Charter Communications, Inc., Class A *	1,420	47,598
Cinemark Holdings, Inc.	2,272	39,874
Clear Channel Outdoor Holdings, Inc., Class A *	2,840	39,022
Comcast Corp., Class A	87,514	1,750,280
DIRECTV, Class A *	26,556	1,102,871
Discovery Communications, Inc., Series A *	8,804	359,027
DISH Network Corp., Class A	6,816	125,346
DreamWorks Animation SKG, Inc., Class A *	2,272	70,409
Gannett Co., Inc.	7,952	104,251
John Wiley & Sons, Inc., Class A	1,420	58,930
Lamar Advertising Co., Class A *	1,988	73,059
Liberty Global, Inc., Series A *	7,952	280,387
Liberty Media - Starz, Series A *	1,657	104,134
Liberty Media Corp. - Capital, Series A *	2,556	147,174
Live Nation Entertainment, Inc. *	4,351	46,817
Madison Square Garden, Inc., Class A *	1,757	38,549
Morningstar, Inc. *	852	42,949
News Corp., Class A	73,556	1,003,304
Omnicom Group, Inc.	9,656	438,769
Scripps Networks Interactive, Class A	2,556	130,228
Sirius XM Radio, Inc. *	122,972	168,472
The Interpublic Group of Cos., Inc. *	15,052	160,304
The McGraw-Hill Cos., Inc.	9,940	342,831
The New York Times Co., Class A *	5,112	45,957
The Walt Disney Co.	55,695	2,033,424
The Washington Post Co., Class B	237	89,354
Time Warner Cable, Inc.	11,360	699,094
Time Warner, Inc.	34,466	1,016,402
Valassis Communications, Inc. *	1,420	46,221

8

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Viacom, Inc., Class B	17,040	644,623
Virgin Media, Inc.	9,088	231,562

		12,059,895

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
Abbott Laboratories	47,196	2,195,086
Acorda Therapeutics, Inc. *	1,988	52,384
Alexion Pharmaceuticals, Inc. *	2,840	217,118
Alkermes, Inc. *	5,396	56,550
Allergan, Inc.	9,940	658,724
Alnylam Pharmaceuticals, Inc. *	2,556	23,387
Amgen, Inc. *	29,676	1,563,628
Amylin Pharmaceuticals, Inc. *	4,544	58,231
Auxilium Pharmaceuticals, Inc. *	1,420	26,881
Bio-Rad Laboratories, Inc., Class A *	568	53,023
Biogen Idec, Inc. *	6,941	444,016
BioMarin Pharmaceutical, Inc. *	3,408	92,289
Bristol-Myers Squibb Co.	53,166	1,341,910
Bruker Corp. *	2,556	39,414
Celgene Corp. *	14,414	855,903
Cephalon, Inc. *	2,272	144,249
Charles River Laboratories International, Inc. *	1,988	64,908
Covance, Inc. *	1,988	89,281
Cubist Pharmaceuticals, Inc. *	2,556	55,491
Dendreon Corp. *	4,383	156,648
Dionex Corp. *	568	51,785
Eli Lilly & Co.	30,672	1,032,420
Endo Pharmaceuticals Holdings, Inc. *	3,124	112,495
Exelixis, Inc. *	3,976	23,021
Forest Laboratories, Inc. *	9,372	298,873
Genzyme Corp. *	8,236	586,568
Gilead Sciences, Inc. *	25,695	937,868
Halozyme Therapeutics, Inc. *	7,100	49,132
Human Genome Sciences, Inc. *	5,680	139,330
Illumina, Inc. *	4,544	273,185
Impax Laboratories, Inc. *	2,560	45,824
Incyte Corp. *	3,976	57,692
Ironwood Pharmaceuticals, Inc. *	2,996	32,027
Johnson & Johnson	85,150	5,240,983
King Pharmaceuticals, Inc. *	7,668	108,502
Life Technologies Corp. *	5,680	282,892
Luminex Corp. *	3,124	52,733
MannKind Corp. *	2,556	16,052
Martek Biosciences Corp. *	2,272	49,984
Medicis Pharmaceutical Corp., Class A	1,988	52,384
Merck & Co., Inc.	94,304	3,250,659
Mettler-Toledo International, Inc. *	1,136	164,924
Mylan, Inc. *	13,064	255,597
Myriad Genetics, Inc. *	2,840	61,145
Nektar Therapeutics *	2,884	36,540
Onyx Pharmaceuticals, Inc. *	1,988	58,547
Par Pharmaceutical Cos., Inc. *	1,988	71,429
PAREXEL International Corp. *	1,783	31,309
PDL BioPharma, Inc.	5,680	32,830
PerkinElmer, Inc.	3,976	92,641
Perrigo Co.	2,556	153,973
Pfizer, Inc.	247,612	4,033,599
Pharmaceutical Product Development, Inc.	3,692	92,005
Pharmasset, Inc. *	1,157	50,121
Regeneron Pharmaceuticals, Inc. *	2,556	73,664
Salix Pharmaceuticals Ltd. *	2,272	101,445
Savient Pharmaceuticals, Inc. *	3,692	43,603
Seattle Genetics, Inc. *	4,828	72,903
Talecris Biotherapeutics Holdings Corp. *	1,952	42,358
Targacept, Inc. *	1,136	24,083
Techne Corp.	1,136	68,240
Theravance, Inc. *	2,397	59,877
Thermo Fisher Scientific, Inc. *	12,496	635,547
United Therapeutics Corp. *	1,420	89,361
Vertex Pharmaceuticals, Inc. *	5,964	197,587
VIVUS, Inc. *	3,124	20,306
Warner Chilcott plc, Class A	3,508	66,687
Waters Corp. *	2,840	218,311
Watson Pharmaceuticals, Inc. *	3,692	179,948

		27,912,110

Real Estate 2.7%
Acadia Realty Trust	1,136	20,743
Alexander’s, Inc.	151	58,207
Alexandria Real Estate Equities, Inc.	1,420	94,785
AMB Property Corp.	4,828	140,881
American Campus Communities, Inc.	1,704	53,574
American Capital Agency Corp.	1,275	37,383
Annaly Capital Management, Inc.	19,314	351,322
Anworth Mortgage Asset Corp.	6,248	43,361
Apartment Investment & Management Co., Class A	3,976	95,901
AvalonBay Communities, Inc.	2,806	309,586
BioMed Realty Trust, Inc.	3,692	65,090
Boston Properties, Inc.	4,544	380,787
Brandywine Realty Trust	4,828	53,398
BRE Properties, Inc.	1,704	73,391
Brookfield Properties Corp.	8,236	133,176
Camden Property Trust	1,988	101,527
Capstead Mortgage Corp.	3,408	40,044
CB Richard Ellis Group, Inc., Class A *	9,099	174,610
CBL & Associates Properties, Inc.	5,396	89,034
Chimera Investment Corp.	25,560	102,240
Colonial Properties Trust	1,988	35,784
Colony Financial, Inc.	2,272	43,827
CommonWealth REIT	2,222	55,617
Corporate Office Properties Trust	1,704	57,783
Cousins Properties, Inc.	6,620	49,120
DCT Industrial Trust, Inc.	9,656	47,701
Developers Diversified Realty Corp.	5,801	74,427
DiamondRock Hospitality Co. *	6,002	63,201
Digital Realty Trust, Inc.	2,608	136,972
Douglas Emmett, Inc.	3,976	66,399
Duke Realty Corp.	7,100	79,023
DuPont Fabros Technology, Inc.	1,988	44,909
EastGroup Properties, Inc.	1,136	45,292
Entertainment Properties Trust	1,420	65,746
Equity Lifestyle Properties, Inc.	852	45,906
Equity One, Inc.	2,840	49,160
Equity Residential	8,770	438,325
Essex Property Trust, Inc.	852	94,436
Extra Space Storage, Inc.	4,828	77,345
Federal Realty Investment Trust	1,988	153,851
Forest City Enterprises, Inc., Class A *	5,112	78,469

 9

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Forestar Group, Inc. *	1,136	20,471
Franklin Street Properties Corp.	2,556	32,793
General Growth Properties, Inc.	11,644	188,516
Government Properties Income Trust	1,429	36,654
Hatteras Financial Corp.	1,704	52,790
HCP, Inc.	9,656	317,972
Health Care REIT, Inc.	3,692	170,866
Healthcare Realty Trust, Inc.	2,272	46,894
Highwoods Properties, Inc.	2,272	69,319
Home Properties, Inc.	1,136	60,878
Hospitality Properties Trust	3,976	87,949
Host Hotels & Resorts, Inc.	19,606	323,107
Inland Real Estate Corp.	2,275	19,337
Investors Real Estate Trust	2,280	20,178
Jones Lang LaSalle, Inc.	1,373	109,593
Kilroy Realty Corp.	1,704	58,140
Kimco Realty Corp.	12,212	203,452
LaSalle Hotel Properties	2,556	60,833
Lexington Realty Trust	6,248	49,047
Liberty Property Trust	3,408	106,807
Mack-Cali Realty Corp.	2,272	72,136
Medical Properties Trust, Inc.	3,368	35,297
MFA Financial, Inc.	8,520	69,438
Mid-America Apartment Communities, Inc.	1,136	69,716
National Health Investors, Inc.	1,420	62,480
National Retail Properties, Inc.	2,840	73,868
Nationwide Health Properties, Inc.	3,976	143,335
OMEGA Healthcare Investors, Inc.	2,840	59,952
Pennsylvania Real Estate Investment Trust	1,293	17,365
Piedmont Office Realty Trust, Inc., Class A	1,722	34,251
Plum Creek Timber Co., Inc.	5,112	184,236
Post Properties, Inc.	1,420	48,379
Potlatch Corp.	1,420	44,986
ProLogis	16,992	221,066
PS Business Parks, Inc.	852	44,151
Public Storage	4,510	435,666
Rayonier, Inc.	2,556	130,254
Realty Income Corp.	3,124	106,372
Redwood Trust, Inc.	3,124	43,205
Regency Centers Corp.	2,840	115,645
Saul Centers, Inc.	879	37,419
Senior Housing Properties Trust	3,976	88,784
Simon Property Group, Inc.	9,088	895,168
SL Green Realty Corp.	2,272	148,589
Sovran Self Storage, Inc.	1,420	51,163
Starwood Property Trust, Inc.	2,272	45,349
Sunstone Hotel Investors, Inc. *	5,680	54,074
Tanger Factory Outlet Centers, Inc.	1,136	54,505
Taubman Centers, Inc.	1,704	82,695
The Macerich Co.	3,832	177,575
The St. Joe Co. *	3,124	54,982
U-Store-It Trust	2,442	20,195
UDR, Inc.	4,544	101,331
Ventas, Inc.	4,828	247,532
Vornado Realty Trust	5,680	463,374
Washington Real Estate Investment Trust	1,704	52,279
Weingarten Realty Investors	3,976	94,231

		10,938,972

Retailing 4.0%
99 Cents Only Stores *	3,692	58,001
Aaron’s, Inc.	2,556	51,018
Abercrombie & Fitch Co., Class A	2,556	128,439
Advance Auto Parts, Inc.	2,840	187,412
Aeropostale, Inc. *	2,897	78,306
Amazon.com, Inc. *	10,745	1,884,673
American Eagle Outfitters, Inc.	5,680	93,720
AnnTaylor Stores Corp. *	3,408	91,709
AutoNation, Inc. *	2,272	59,367
AutoZone, Inc. *	852	221,017
Barnes & Noble, Inc.	2,556	35,835
Bed Bath & Beyond, Inc. *	8,236	360,243
Best Buy Co., Inc.	10,508	448,902
Big Lots, Inc. *	2,556	78,341
Blue Nile, Inc. *	852	42,131
Cabela’s, Inc. *	3,408	75,828
CarMax, Inc. *	7,100	233,590
Chico’s FAS, Inc.	5,680	68,444
Collective Brands, Inc. *	2,556	43,171
Dick’s Sporting Goods, Inc. *	2,556	87,441
Dillard’s, Inc., Class A	1,988	61,986
Dollar General Corp. *	1,136	37,306
Dollar Tree, Inc. *	4,260	234,087
DSW, Inc., Class A *	1,136	44,418
Expedia, Inc.	6,532	171,988
Family Dollar Stores, Inc.	3,976	199,595
Foot Locker, Inc.	5,112	96,463
GameStop Corp., Class A *	4,828	96,174
Genuine Parts Co.	4,828	232,420
Group 1 Automotive, Inc. *	1,420	54,997
Guess?, Inc.	1,954	92,327
hhgregg, Inc. *	1,136	28,480
HSN, Inc. *	1,704	48,308
J. Crew Group, Inc. *	1,704	74,499
J.C. Penney Co., Inc.	6,532	217,320
Kohl’s Corp. *	9,088	512,745
Liberty Media Corp. - Interactive, Series A *	19,028	294,173
Limited Brands, Inc.	8,520	286,868
LKQ Corp. *	4,544	98,037
Lowe’s Cos., Inc.	45,440	1,031,488
Lumber Liquidators Holdings, Inc. *	852	20,056
Macy’s, Inc.	13,348	342,777
Netflix, Inc. *	1,420	292,378
Nordstrom, Inc.	5,396	230,949
O’Reilly Automotive, Inc. *	4,260	256,367
OfficeMax, Inc. *	4,260	72,803
Penske Automotive Group, Inc. *	4,000	60,360
PetSmart, Inc.	3,976	150,531
Priceline.com, Inc. *	1,520	598,956
RadioShack Corp.	3,976	73,357
Rent-A-Center, Inc.	2,556	71,159
Ross Stores, Inc.	3,976	257,963
Saks, Inc. *	4,828	53,784
Sally Beauty Holdings, Inc. *	6,532	89,815
Sears Holdings Corp. *	1,704	111,612
Signet Jewelers Ltd. *	2,556	101,805
Staples, Inc.	22,436	493,816
Target Corp.	21,300	1,212,822
The Buckle, Inc.	1,420	54,173

10

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Dress Barn, Inc. *	2,272	56,118
The Gap, Inc.	11,799	252,027
The Home Depot, Inc.	53,392	1,612,972
The Men’s Wearhouse, Inc.	1,704	48,598
The Sherwin-Williams Co.	3,124	231,707
The TJX Cos., Inc.	13,064	595,849
Tiffany & Co.	3,976	246,910
Tractor Supply Co.	2,272	96,492
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,704	59,555
Urban Outfitters, Inc. *	4,260	160,985
Williams-Sonoma, Inc.	3,124	103,935

		16,251,898

Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *	19,880	144,925
Altera Corp.	9,656	338,829
Amkor Technology, Inc. *	4,544	31,626
Analog Devices, Inc.	9,088	323,169
Applied Materials, Inc.	42,032	522,458
Applied Micro Circuits Corp. *	3,306	30,680
Atheros Communications *	1,988	64,729
Atmel Corp. *	14,158	147,102
Broadcom Corp., Class A	13,348	593,853
Cabot Microelectronics Corp. *	568	22,419
Cavium Networks, Inc. *	2,272	83,598
Cirrus Logic, Inc. *	2,373	36,236
Cree, Inc. *	2,840	185,111
Cymer, Inc. *	1,136	43,248
Cypress Semiconductor Corp. *	5,396	84,555
Diodes, Inc. *	1,136	28,059
Fairchild Semiconductor International, Inc. *	5,964	83,794
FEI Co. *	1,704	40,555
Hittite Microwave Corp. *	1,136	65,025
Integrated Device Technology, Inc. *	7,668	49,305
Intel Corp.	172,504	3,643,285
International Rectifier Corp. *	2,272	64,434
Intersil Corp., Class A	3,692	47,073
KLA-Tencor Corp.	5,396	197,871
Lam Research Corp. *	3,976	180,232
Linear Technology Corp.	6,532	212,943
LSI Corp. *	20,164	115,741
Marvell Technology Group Ltd. *	16,472	317,745
Maxim Integrated Products, Inc.	9,656	224,502
MEMC Electronic Materials, Inc. *	6,816	78,861
Microchip Technology, Inc.	5,680	190,905
Micron Technology, Inc. *	30,479	221,278
Microsemi Corp. *	3,124	69,165
MKS Instruments, Inc. *	2,840	57,851
Monolithic Power Systems, Inc. *	2,645	42,664
National Semiconductor Corp.	7,100	94,785
Netlogic Microsystems, Inc. *	2,272	70,886
Novellus Systems, Inc. *	2,840	85,626
NVIDIA Corp. *	17,324	235,606
OmniVision Technologies, Inc. *	1,704	48,206
ON Semiconductor Corp. *	13,632	111,169
PMC-Sierra, Inc. *	6,816	49,416
Power Integrations, Inc.	1,420	57,212
Rambus, Inc. *	3,408	68,194
RF Micro Devices, Inc. *	11,076	77,643
Silicon Laboratories, Inc. *	1,420	60,322
Skyworks Solutions, Inc. *	5,112	130,100
Teradyne, Inc. *	5,680	67,365
Tessera Technologies, Inc. *	1,704	33,927
Texas Instruments, Inc.	37,886	1,204,775
TriQuint Semiconductor, Inc. *	8,520	101,473
Varian Semiconductor Equipment Associates, Inc. *	2,272	71,636
Volterra Semiconductor Corp. *	1,420	31,978
Xilinx, Inc.	8,804	238,765

		11,422,910

Software & Services 7.4%
Accenture plc, Class A	19,454	842,747
Activision Blizzard, Inc.	18,176	213,386
Acxiom Corp. *	2,840	48,308
Adobe Systems, Inc. *	16,472	456,769
Advent Software, Inc. *	1,136	58,595
Akamai Technologies, Inc. *	5,680	296,439
Alliance Data Systems Corp. *	1,704	107,488
ANSYS, Inc. *	2,556	123,966
AOL, Inc. *	3,182	76,941
Ariba, Inc. *	3,976	80,454
Autodesk, Inc. *	7,100	250,559
Automatic Data Processing, Inc.	15,620	696,184
Blackbaud, Inc.	1,988	50,316
Blackboard, Inc. *	1,136	47,201
BMC Software, Inc. *	5,680	252,192
Broadridge Financial Solutions, Inc.	4,260	87,713
CA, Inc.	13,064	299,035
CACI International, Inc., Class A *	852	42,881
Cadence Design Systems, Inc. *	8,236	64,735
Citrix Systems, Inc. *	5,680	377,266
Cognizant Technology Solutions Corp., Class A *	9,088	590,538
CommVault Systems, Inc. *	2,272	66,183
Computer Sciences Corp.	4,828	215,474
Compuware Corp. *	7,384	76,055
Concur Technologies, Inc. *	1,420	72,718
Convergys Corp. *	3,976	51,251
CoreLogic, Inc.	3,976	72,403
DealerTrack Holdings, Inc. *	1,136	21,698
Digital River, Inc. *	1,988	73,198
DST Systems, Inc.	1,136	48,689
EarthLink, Inc.	5,396	48,375
eBay, Inc. *	34,364	1,001,023
Electronic Arts, Inc. *	10,224	152,440
Equinix, Inc. *	1,386	107,554
Euronet Worldwide, Inc. *	1,704	27,878
FactSet Research Systems, Inc.	1,420	125,911
Fair Isaac Corp.	1,988	46,420
Fidelity National Information Services, Inc.	7,600	204,440
Fiserv, Inc. *	5,112	282,694
Fortinet, Inc. *	2,027	64,601
Gartner, Inc. *	2,272	73,090
Genpact Ltd. *	3,692	51,393
Global Payments, Inc.	2,556	106,227
Google, Inc., Class A *	7,131	3,962,768
GSI Commerce, Inc. *	2,272	54,187
IAC/InterActiveCorp *	3,408	95,969

 11

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Informatica Corp. *	2,556	105,512
Intuit, Inc. *	9,372	420,709
j2 Global Communications, Inc. *	2,272	60,844
Jack Henry & Associates, Inc.	2,556	69,881
JDA Software Group, Inc. *	1,704	44,994
Lawson Software, Inc. *	6,816	58,550
Lender Processing Services, Inc.	2,840	87,387
ManTech International Corp., Class A *	852	34,012
MasterCard, Inc., Class A	3,408	807,798
MAXIMUS, Inc.	852	51,716
McAfee, Inc. *	4,828	226,192
Mentor Graphics Corp. *	2,556	28,742
MICROS Systems, Inc. *	2,556	111,748
Microsoft Corp.	236,818	5,970,182
MicroStrategy, Inc., Class A *	568	49,160
NetSuite, Inc. *	3,124	77,538
NeuStar, Inc., Class A *	2,272	58,709
Novell, Inc. *	11,076	66,013
Nuance Communications, Inc. *	6,816	120,473
Oracle Corp.	117,379	3,173,928
Parametric Technology Corp. *	3,408	72,999
Paychex, Inc.	10,224	291,793
Pegasystems, Inc.	1,420	43,949
Progress Software Corp. *	1,988	76,677
Quest Software, Inc. *	2,556	64,667
Rackspace Hosting, Inc. *	3,408	99,411
Red Hat, Inc. *	5,964	259,434
Rovi Corp. *	3,124	172,351
SAIC, Inc. *	12,254	187,731
Salesforce.com, Inc. *	3,645	507,457
Sapient Corp.	5,680	67,762
SAVVIS, Inc. *	2,840	71,369
Solarwinds, Inc. *	1,420	25,361
Solera Holdings, Inc.	1,988	95,424
Sourcefire, Inc. *	852	23,115
SRA International, Inc., Class A *	2,272	44,577
SuccessFactors, Inc. *	3,124	94,251
Symantec Corp. *	25,844	434,179
Synopsys, Inc. *	4,260	109,439
Syntel, Inc.	1,136	54,233
TeleTech Holdings, Inc. *	2,556	48,462
The Ultimate Software Group, Inc. *	852	37,377
TIBCO Software, Inc. *	5,680	111,555
TiVo, Inc. *	4,260	35,017
Total System Services, Inc.	6,248	94,282
Tyler Technologies, Inc. *	1,136	23,186
ValueClick, Inc. *	4,544	70,614
VeriFone Systems, Inc. *	3,408	118,428
VeriSign, Inc. *	6,248	214,369
Visa, Inc., Class A	15,416	1,138,472
VMware, Inc., Class A *	1,954	159,290
WebMD Health Corp. *	1,420	72,903
Websense, Inc. *	2,556	52,986
Western Union Co.	21,868	385,752
Wright Express Corp. *	1,420	61,159
Yahoo!, Inc. *	41,464	653,887

		29,864,358

Technology Hardware & Equipment 8.5%
Acme Packet, Inc. *	1,704	83,462
ADTRAN, Inc.	1,988	61,906
Agilent Technologies, Inc. *	10,792	377,936
Amphenol Corp., Class A	5,396	269,962
Anixter International, Inc.	1,136	63,468
Apple, Inc. *	27,930	8,690,420
Arris Group, Inc. *	4,260	42,643
Arrow Electronics, Inc. *	3,976	123,296
Aruba Networks, Inc. *	3,124	66,229
Avnet, Inc. *	4,828	147,978
AVX Corp.	3,976	56,897
Benchmark Electronics, Inc. *	2,840	45,639
Blue Coat Systems, Inc. *	1,704	45,326
Brightpoint, Inc. *	5,964	48,905
Brocade Communications Systems, Inc. *	12,780	63,644
Ciena Corp. *	2,840	43,026
Cisco Systems, Inc. *	176,932	3,390,017
Cogent, Inc. *	4,828	50,646
Cognex Corp.	2,556	71,466
Coherent, Inc. *	621	25,654
CommScope, Inc. *	2,840	89,772
Comtech Telecommunications Corp.	1,420	42,117
Corning, Inc.	49,132	867,671
Dell, Inc. *	55,096	728,369
Diebold, Inc.	1,988	62,463
Dolby Laboratories, Inc., Class A *	1,704	107,846
EchoStar Corp., Class A *	2,556	51,555
EMC Corp. *	63,048	1,354,902
Emulex Corp. *	4,260	48,223
F5 Networks, Inc. *	2,556	337,085
Finisar Corp. *	2,345	44,836
FLIR Systems, Inc. *	4,828	129,415
Harris Corp.	3,976	175,898
Hewlett-Packard Co.	71,852	3,012,754
Infinera Corp. *	5,680	46,349
Ingram Micro, Inc., Class A *	4,828	86,180
InterDigital, Inc. *	2,272	75,135
Intermec, Inc. *	3,408	38,544
International Business Machines Corp.	38,861	5,497,277
IPG Photonics Corp. *	1,420	40,697
Itron, Inc. *	1,136	64,491
Jabil Circuit, Inc.	6,248	94,407
JDS Uniphase Corp. *	7,668	91,019
Juniper Networks, Inc. *	16,756	570,039
Lexmark International, Inc., Class A *	2,272	82,337
Littelfuse, Inc. *	568	26,281
Loral Space & Communications, Inc. *	568	41,509
Molex, Inc.	4,544	94,515
Motorola, Inc. *	67,308	515,579
Multi-Fineline Electronix, Inc. *	1,704	39,703
National Instruments Corp.	1,988	67,831
NCR Corp. *	4,828	69,475
NetApp, Inc. *	11,076	564,101
NETGEAR, Inc. *	1,136	36,102
Plantronics, Inc.	1,704	60,952
Plexus Corp. *	1,704	46,238
Polycom, Inc. *	2,556	94,585
QLogic Corp. *	3,976	71,131
QUALCOMM, Inc.	49,226	2,300,823
Riverbed Technology, Inc. *	4,501	152,629
Rofin-Sinar Technologies, Inc. *	1,988	57,076
SanDisk Corp. *	7,100	316,660
Sanmina-SCI Corp. *	2,272	23,742

12

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ScanSource, Inc. *	1,704	49,706
Seagate Technology plc *	15,620	209,464
STEC, Inc. *	1,988	33,786
Sycamore Networks, Inc.	1,454	43,649
Synaptics, Inc. *	1,988	56,658
SYNNEX Corp. *	1,704	48,837
Tech Data Corp. *	1,420	62,579
Tekelec *	2,840	35,074
Tellabs, Inc.	11,076	69,890
Teradata Corp. *	5,112	210,052
Trimble Navigation Ltd. *	3,692	137,490
Tyco Electronics Ltd.	13,696	416,632
ViaSat, Inc. *	1,420	58,731
Vishay Intertechnology, Inc. *	6,816	97,196
Vishay Precision Group, Inc. *	422	7,069
Western Digital Corp. *	7,100	237,850
Xerox Corp.	41,184	471,969
Zebra Technologies Corp., Class A *	1,704	62,094

		34,395,559

Telecommunication Services 2.8%
AboveNet, Inc. *	852	50,012
American Tower Corp., Class A *	12,496	631,923
AT&T, Inc.	182,843	5,081,207
Atlantic Tele-Network, Inc.	852	29,215
CenturyLink, Inc.	9,372	402,902
Clearwire Corp., Class A *	7,384	51,836
Crown Castle International Corp. *	7,668	318,529
Frontier Communications Corp.	30,845	280,690
Global Crossing Ltd. *	3,692	49,362
Leap Wireless International, Inc. *	3,408	37,096
Level 3 Communications, Inc. *	56,232	56,232
MetroPCS Communications, Inc. *	7,668	93,166
NII Holdings, Inc. *	5,396	209,149
Qwest Communications International, Inc.	43,736	306,152
SBA Communications Corp., Class A *	3,692	144,542
Sprint Nextel Corp. *	93,232	352,417
Syniverse Holdings, Inc. *	2,556	78,111
Telephone & Data Systems, Inc.	2,840	101,331
tw telecom, Inc. *	4,828	79,566
United States Cellular Corp. *	1,136	52,006
Verizon Communications, Inc.	86,709	2,775,555
Windstream Corp.	15,052	196,278

		11,377,277

Transportation 2.0%
Alaska Air Group, Inc. *	1,704	93,720
Alexander & Baldwin, Inc.	1,420	49,828
Allegiant Travel Co.	568	28,360
AMERCO *	568	55,062
AMR Corp. *	10,792	92,379
Arkansas Best Corp.	852	20,989
Atlas Air Worldwide Holdings, Inc. *	852	46,485
C.H. Robinson Worldwide, Inc.	5,112	376,805
Con-way, Inc.	1,420	47,996
CSX Corp.	12,212	742,612
Delta Air Lines, Inc. *	24,992	341,891
Dollar Thrifty Automotive Group, Inc. *	852	39,124
Expeditors International of Washington, Inc.	6,532	345,543
FedEx Corp.	9,088	828,099
Genesee & Wyoming, Inc., Class A *	1,420	67,436
Hertz Global Holdings, Inc. *	6,248	76,600
Hub Group, Inc., Class A *	1,704	55,601
J.B. Hunt Transport Services, Inc.	2,840	103,660
JetBlue Airways Corp. *	8,804	59,779
Kansas City Southern *	3,090	146,281
Kirby Corp. *	1,704	76,118
Landstar System, Inc.	1,704	61,259
Norfolk Southern Corp.	11,360	683,531
Ryder System, Inc.	1,704	73,459
SkyWest, Inc.	3,124	50,578
Southwest Airlines Co.	23,288	310,196
Union Pacific Corp.	15,620	1,407,518
United Continental Holdings, Inc. *	10,009	277,049
United Parcel Service, Inc., Class B	21,868	1,533,603
US Airways Group, Inc. *	4,913	54,829
UTI Worldwide, Inc.	3,408	65,604
Werner Enterprises, Inc.	2,272	49,030

		8,261,024

Utilities 3.6%
AGL Resources, Inc.	2,272	83,451
Allegheny Energy, Inc.	5,112	116,656
ALLETE, Inc.	1,420	50,169
Alliant Energy Corp.	3,408	123,744
Ameren Corp.	7,272	208,852
American Electric Power Co., Inc.	14,768	525,741
American Water Works Co., Inc.	5,399	132,330
Aqua America, Inc.	4,260	91,803
Atmos Energy Corp.	2,840	85,399
Avista Corp.	2,272	48,553
Black Hills Corp.	1,704	51,716
California Water Service Group	1,136	42,259
Calpine Corp. *	11,644	140,892
CenterPoint Energy, Inc.	12,212	190,874
Cleco Corp.	1,704	51,682
CMS Energy Corp.	6,816	122,484
Consolidated Edison, Inc.	8,804	425,849
Constellation Energy Group, Inc.	5,680	161,085
Dominion Resources, Inc.	18,460	766,644
DPL, Inc.	3,408	86,325
DTE Energy Co.	5,112	227,740
Duke Energy Corp.	40,044	702,772
Edison International	9,088	335,711
El Paso Electric Co. *	2,272	59,844
Energen Corp.	2,272	98,991
Entergy Corp.	5,964	424,875
EQT Corp.	4,828	195,389
Exelon Corp.	20,732	816,219
FirstEnergy Corp.	9,372	329,051
GenOn Energy, Inc. *	11,360	39,987
Great Plains Energy, Inc.	3,976	74,152
Hawaiian Electric Industries, Inc.	2,840	62,168
IDACORP, Inc.	1,704	61,889
Integrys Energy Group, Inc.	2,272	110,646
ITC Holdings Corp.	1,420	85,981
MDU Resources Group, Inc.	5,112	104,489
MGE Energy, Inc.	1,136	46,905

 13

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mirant Corp. *	4,544	45,076
National Fuel Gas Co.	1,988	125,960
New Jersey Resources Corp.	1,420	61,216
NextEra Energy, Inc.	12,804	648,139
Nicor, Inc.	1,420	61,415
NiSource, Inc.	8,520	142,540
Northeast Utilities	5,396	167,816
Northwest Natural Gas Co.	1,136	55,460
NRG Energy, Inc. *	8,236	159,614
NSTAR	3,124	129,334
NV Energy, Inc.	7,100	97,199
OGE Energy Corp.	2,840	126,408
ONEOK, Inc.	3,124	159,668
Ormat Technologies, Inc.	1,136	30,445
Pepco Holdings, Inc.	6,816	125,074
PG&E Corp.	12,212	573,109
Piedmont Natural Gas Co., Inc.	1,988	58,805
Pinnacle West Capital Corp.	3,124	126,272
PNM Resources, Inc.	3,692	44,230
Portland General Electric Co.	2,272	48,098
PPL Corp.	15,052	382,471
Progress Energy, Inc.	9,088	397,055
Public Service Enterprise Group, Inc.	15,904	490,320
Questar Corp.	5,112	84,910
SCANA Corp.	3,408	138,433
Sempra Energy	7,100	355,639
South Jersey Industries, Inc.	1,136	58,152
Southern Co.	24,992	942,698
TECO Energy, Inc.	5,964	99,897
The AES Corp. *	24,581	265,721
The Empire District Electric Co.	2,272	48,962
UGI Corp.	3,408	101,115
UIL Holdings Corp.	1,136	33,364
Vectren Corp.	2,556	66,200
Westar Energy, Inc.	3,408	84,893
WGL Holdings, Inc.	1,420	51,489
Wisconsin Energy Corp.	3,692	222,332
Xcel Energy, Inc.	13,916	327,026

		14,419,872

Total Common Stock
(Cost $387,057,265)		404,286,839

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserve Fund - Institutional Class	212,065	212,065

Total Other Investment Company
(Cost $212,065)		212,065

End of Investments

At 11/30/10, the tax basis cost of the fund’s investments was $387,285,544 and the unrealized appreciation and depreciation were $29,125,156 and ($11,911,796), respectively, with a net unrealized appreciation of $17,213,360.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

14

 Schwab U.S. Broad Market ETF™

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$404,286,839	$—	$—	$404,286,839
Other Investment Company(a)	212,065	—	—	212,065

Total	$404,498,904	$—	$—	$404,498,904

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG54093NOV10 - 00

 15

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	351,400,954	367,014,055
0.1%	Other Investment Company	157,936	157,936

99.8%	Total Investments	351,558,890	367,171,991
0.2%	Other Assets and Liabilities, Net		839,736

100.0%	Net Assets		368,011,727

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.9%
BorgWarner, Inc. *	3,658	220,724
Ford Motor Co. *	105,888	1,687,855
Harley-Davidson, Inc.	7,369	230,502
Johnson Controls, Inc.	20,428	744,396
Lear Corp. *	1,566	137,448
The Goodyear Tire & Rubber Co. *	7,589	72,551
TRW Automotive Holdings Corp. *	2,650	125,848

		3,219,324

Banks 2.7%
BB&T Corp.	21,963	509,542
BOK Financial Corp.	809	37,780
Capitol Federal Financial	200	4,670
City National Corp.	1,458	78,324
Comerica, Inc.	5,611	204,745
Commerce Bancshares, Inc.	2,276	85,464
Cullen/Frost Bankers, Inc.	1,827	97,818
Fifth Third Bancorp	25,317	302,538
First Horizon National Corp. *	7,313	69,986
Hudson City Bancorp, Inc.	15,706	178,263
Huntington Bancshares, Inc.	22,707	132,495
KeyCorp	27,927	210,290
M&T Bank Corp.	3,393	261,125
Marshall & Ilsley Corp.	16,704	80,012
New York Community Bancorp, Inc.	13,955	234,444
People’s United Financial, Inc.	12,009	148,792
PNC Financial Services Group, Inc.	16,715	900,103
Regions Financial Corp.	42,194	227,004
SunTrust Banks, Inc.	15,789	368,831
TFS Financial Corp.	690	5,644
U.S. Bancorp	59,604	1,417,383
Wells Fargo & Co.	153,468	4,175,864
Zions Bancorp	5,405	105,127

		9,836,244

Capital Goods 8.0%
3M Co.	20,595	1,729,568
Aecom Technology Corp. *	3,178	81,865
AGCO Corp. *	2,871	129,597
Alliant Techsystems, Inc. *	1,044	77,162
AMETEK, Inc.	3,393	200,764
Babcock & Wilcox Co. *	3,656	88,804
Bucyrus International, Inc.	2,349	209,437
Caterpillar, Inc.	18,009	1,523,561
Cooper Industries plc	5,455	297,297
Cummins, Inc.	5,746	558,052
Danaher Corp.	16,010	692,432
Deere & Co.	13,335	996,124
Donaldson Co., Inc.	2,247	121,990
Dover Corp.	5,824	319,213
Eaton Corp.	5,220	503,208
Emerson Electric Co.	23,725	1,306,536
Fastenal Co.	4,317	231,046
First Solar, Inc. *	1,827	224,447
Flowserve Corp.	1,827	192,675
Fluor Corp.	5,746	332,291
Foster Wheeler AG *	3,730	104,440
General Dynamics Corp.	10,179	672,730
General Electric Co.	335,027	5,303,477
Goodrich Corp.	3,915	335,790
Honeywell International, Inc.	21,898	1,088,550
Hubbell, Inc., Class B	1,827	103,335
Illinois Tool Works, Inc.	13,572	646,434
Ingersoll-Rand plc	9,865	404,465
ITT Corp.	5,850	269,100
Jacobs Engineering Group, Inc. *	3,919	150,882
Joy Global, Inc.	3,220	245,750
KBR, Inc.	5,220	141,358
L-3 Communications Holdings, Inc.	3,715	261,276
Lincoln Electric Holdings, Inc.	1,305	80,466
Lockheed Martin Corp.	8,874	603,787
Masco Corp.	11,492	125,378
McDermott International, Inc. *	7,312	134,029
MSC Industrial Direct Co., Class A	1,400	84,196
Navistar International Corp. *	1,613	82,553
Northrop Grumman Corp.	8,474	522,676
Oshkosh Corp. *	2,871	82,398
Owens Corning, Inc. *	3,654	96,137
PACCAR, Inc.	11,407	614,381
Pall Corp.	3,654	165,417
Parker Hannifin Corp.	5,068	406,606
Pentair, Inc.	3,179	104,589
Precision Castparts Corp.	4,485	619,244
Quanta Services, Inc. *	6,572	115,733
Raytheon Co.	11,748	543,345
Rockwell Automation, Inc.	4,484	296,482
Rockwell Collins, Inc.	5,044	282,767
Roper Industries, Inc.	2,955	213,972
Spirit AeroSystems Holdings, Inc., Class A *	3,179	61,895

 1

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SPX Corp.	1,570	103,118
Textron, Inc.	8,616	192,654
The Boeing Co.	20,595	1,313,343
The Shaw Group, Inc. *	2,614	83,779
The Timken Co.	2,405	104,762
Tyco International Ltd.	15,555	589,379
United Technologies Corp.	27,156	2,044,032
URS Corp. *	2,610	103,199
W.W. Grainger, Inc.	1,827	228,247

		29,542,220

Commercial & Professional Services 0.7%
Avery Dennison Corp.	3,256	122,230
Cintas Corp.	4,176	111,687
Copart, Inc. *	2,396	85,010
Corrections Corp. of America *	3,701	89,379
Covanta Holding Corp.	4,176	65,647
Equifax, Inc.	4,198	145,293
IHS, Inc., Class A *	1,542	111,517
Iron Mountain, Inc.	5,771	128,174
Manpower, Inc.	2,531	142,546
Pitney Bowes, Inc.	6,573	144,212
R.R. Donnelley & Sons Co.	6,572	103,575
Republic Services, Inc.	9,777	275,125
Robert Half International, Inc.	4,764	132,058
Stericycle, Inc. *	2,688	198,643
The Dun & Bradstreet Corp.	1,570	118,284
Towers Watson & Co., Class A	1,305	65,511
Verisk Analytics, Inc., Class A *	4,332	131,130
Waste Connections, Inc.	3,595	93,483
Waste Management, Inc.	13,990	479,157

		2,742,661

Consumer Durables & Apparel 1.1%
Coach, Inc.	9,690	547,873
D.R. Horton, Inc.	8,613	86,475
Fortune Brands, Inc.	4,811	284,282
Garmin Ltd.	3,662	106,052
Harman International Industries, Inc. *	2,238	97,554
Hasbro, Inc.	3,944	187,971
Leggett & Platt, Inc.	4,702	97,331
Lennar Corp., Class A	4,959	75,327
Mattel, Inc.	11,484	296,747
Mohawk Industries, Inc. *	1,630	85,640
Newell Rubbermaid, Inc.	8,981	150,611
NIKE, Inc., Class B	9,439	812,981
NVR, Inc. *	261	161,815
Phillips-Van Heusen Corp.	1,901	128,964
Polo Ralph Lauren Corp.	1,827	199,581
Pulte Group, Inc. *	10,440	65,354
Stanley Black & Decker, Inc.	5,042	300,150
Toll Brothers, Inc. *	4,180	75,031
VF Corp.	2,727	226,014
Whirlpool Corp.	2,385	174,105

		4,159,858

Consumer Services 2.2%
Apollo Group, Inc., Class A *	3,915	133,110
Carnival Corp.	12,576	519,515
Chipotle Mexican Grill, Inc. *	1,044	269,864
Darden Restaurants, Inc.	4,437	217,191
DeVry, Inc.	1,929	82,831
H&R Block, Inc.	10,465	131,755
Hyatt Hotels Corp., Class A *	1,305	54,627
International Game Technology	9,396	145,450
Las Vegas Sands Corp. *	13,841	693,157
Marriott International, Inc., Class A	9,711	380,768
McDonald’s Corp.	33,440	2,618,352
MGM Resorts International *	8,091	98,953
Penn National Gaming, Inc. *	2,273	79,805
Royal Caribbean Cruises Ltd. *	4,180	168,245
Starbucks Corp.	23,545	720,477
Starwood Hotels & Resorts Worldwide, Inc.	5,586	317,508
Strayer Education, Inc.	522	70,924
Weight Watchers International, Inc.	1,044	35,747
Wyndham Worldwide Corp.	5,528	158,930
Wynn Resorts Ltd.	2,871	290,258
Yum! Brands, Inc.	14,787	740,533

		7,928,000

Diversified Financials 6.6%
Affiliated Managers Group, Inc. *	1,625	142,041
American Express Co.	33,058	1,428,767
Ameriprise Financial, Inc.	8,095	419,645
Bank of America Corp.	311,373	3,409,534
Bank of New York Mellon Corp.	37,276	1,006,079
BlackRock, Inc.	2,610	425,430
Capital One Financial Corp.	14,462	538,420
CBOE Holdings, Inc.	590	14,036
CIT Group, Inc. *	5,601	221,015
Citigroup, Inc. *	746,269	3,134,330
CME Group, Inc.	2,097	604,062
Discover Financial Services	17,491	319,736
E*TRADE Financial Corp. *	6,364	93,869
Eaton Vance Corp.	3,654	108,597
Federated Investors, Inc., Class B	3,179	75,374
Franklin Resources, Inc.	4,963	566,229
IntercontinentalExchange, Inc. *	2,349	264,732
Invesco Ltd.	14,682	319,187
Jefferies Group, Inc.	3,440	83,076
JPMorgan Chase & Co.	124,497	4,653,698
Legg Mason, Inc.	4,126	134,590
Leucadia National Corp. *	6,264	162,613
Moody’s Corp.	6,420	172,249
Morgan Stanley	39,933	976,761
MSCI, Inc., Class A *	3,682	125,409
Northern Trust Corp.	7,667	385,650
NYSE Euronext	8,138	222,330
Raymond James Financial, Inc.	3,179	91,174
SEI Investments Co.	5,006	113,036
SLM Corp. *	15,185	175,387
State Street Corp.	15,707	678,542
T. Rowe Price Group, Inc.	8,140	474,806
TD Ameritrade Holding Corp. *	7,616	127,492
The Charles Schwab Corp. (a)	30,276	455,048
The Goldman Sachs Group, Inc.	13,572	2,119,132
The NASDAQ OMX Group, Inc. *	5,267	113,030

		24,355,106

2

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Energy 11.5%
Alpha Natural Resources, Inc. *	3,791	187,882
Anadarko Petroleum Corp.	15,403	988,256
Apache Corp.	11,990	1,290,604
Arch Coal, Inc.	5,220	152,424
Baker Hughes, Inc.	13,440	701,030
Cabot Oil & Gas Corp.	3,267	114,247
Cameron International Corp. *	7,636	367,368
Chesapeake Energy Corp.	20,619	435,473
Chevron Corp.	62,912	5,093,985
Cimarex Energy Co.	2,676	215,525
Cobalt International Energy, Inc. *	11,144	126,596
Concho Resources, Inc. *	2,712	224,418
ConocoPhillips	43,520	2,618,598
CONSOL Energy, Inc.	7,136	299,427
Continental Resources, Inc. *	876	46,822
Denbury Resources, Inc. *	12,627	229,559
Devon Energy Corp.	12,821	904,778
Diamond Offshore Drilling, Inc.	2,088	135,219
El Paso Corp.	22,446	302,797
EOG Resources, Inc.	7,830	696,478
EXCO Resources, Inc.	5,485	101,856
Exxon Mobil Corp.	160,776	11,183,579
FMC Technologies, Inc. *	3,630	305,791
Forest Oil Corp. *	3,516	120,318
Halliburton Co.	28,453	1,076,662
Helmerich & Payne, Inc.	3,023	137,123
Hess Corp.	9,400	658,470
Marathon Oil Corp.	22,446	751,268
Massey Energy Co.	3,227	158,478
Murphy Oil Corp.	6,007	405,593
Nabors Industries Ltd. *	9,139	201,881
National-Oilwell Varco, Inc.	12,628	773,970
Newfield Exploration Co. *	4,180	279,349
Noble Corp.	8,095	274,582
Noble Energy, Inc.	5,485	445,656
Occidental Petroleum Corp.	25,356	2,235,639
Oceaneering International, Inc. *	1,699	117,401
Patterson-UTI Energy, Inc.	4,959	97,891
Peabody Energy Corp.	8,478	498,591
Petrohawk Energy Corp. *	9,665	172,327
Pioneer Natural Resources Co.	2,893	231,758
Plains Exploration & Production Co. *	4,484	128,511
Pride International, Inc. *	4,963	154,349
QEP Resources, Inc.	5,582	196,096
Quicksilver Resources, Inc. *	3,915	55,671
Range Resources Corp.	5,062	212,553
Rowan Cos., Inc. *	3,664	110,470
Schlumberger Ltd.	42,873	3,315,798
Southern Union Co.	3,681	86,908
Southwestern Energy Co. *	10,970	397,114
Spectra Energy Corp.	20,704	492,134
Sunoco, Inc.	3,800	152,532
The Williams Cos., Inc.	18,274	416,830
Tidewater, Inc.	1,453	71,328
Ultra Petroleum Corp. *	4,799	225,505
Valero Energy Corp.	17,794	346,627
Weatherford International Ltd. *	23,305	475,655
Whiting Petroleum Corp. *	1,827	201,061

		42,398,811

Food & Staples Retailing 2.3%
Costco Wholesale Corp.	13,894	939,373
CVS Caremark Corp.	42,021	1,302,651
Safeway, Inc.	12,326	283,375
SUPERVALU, Inc.	6,833	61,770
Sysco Corp.	18,658	541,455
The Kroger Co.	18,380	432,849
Wal-Mart Stores, Inc.	66,077	3,574,105
Walgreen Co.	31,097	1,083,731
Whole Foods Market, Inc. *	4,317	203,849

		8,423,158

Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	64,923	1,558,152
Archer-Daniels-Midland Co.	18,678	541,475
Brown-Forman Corp., Class B	3,477	227,465
Bunge Ltd.	4,538	276,001
Campbell Soup Co.	6,790	230,181
Coca-Cola Enterprises, Inc.	10,329	249,445
ConAgra Foods, Inc.	14,141	303,749
Constellation Brands, Inc., Class A *	6,264	129,101
Dr. Pepper Snapple Group, Inc.	7,739	283,480
Flowers Foods, Inc.	2,926	76,661
General Mills, Inc.	19,232	679,467
Green Mountain Coffee Roasters, Inc. *	3,656	135,564
H.J. Heinz Co.	9,958	480,673
Hansen Natural Corp. *	2,149	114,370
Hormel Foods Corp.	2,241	109,988
Kellogg Co.	8,155	401,471
Kraft Foods, Inc., Class A	50,022	1,513,166
Lorillard, Inc.	4,959	394,637
McCormick & Co., Inc.	3,779	166,314
Molson Coors Brewing Co., Class B	4,959	236,296
PepsiCo, Inc.	49,917	3,226,136
Philip Morris International, Inc.	57,497	3,271,004
Ralcorp Holdings, Inc. *	1,673	103,592
Reynolds American, Inc.	10,628	328,830
Sara Lee Corp.	19,883	298,245
Smithfield Foods, Inc. *	4,744	83,542
The Coca-Cola Co.	67,051	4,235,612
The Hershey Co.	4,933	230,864
The J.M. Smucker Co.	3,745	236,871
Tyson Foods, Inc., Class A	8,207	129,917

		20,252,269

Health Care Equipment & Services 4.0%
Aetna, Inc.	12,478	369,598
Alere, Inc. *	2,650	84,562
AmerisourceBergen Corp.	8,921	275,213
Baxter International, Inc.	18,338	890,310
Beckman Coulter, Inc.	2,135	116,806
Becton, Dickinson & Co.	6,906	538,185
Boston Scientific Corp. *	47,832	307,081
C.R. Bard, Inc.	2,999	254,465
Cardinal Health, Inc.	11,484	408,601
CareFusion Corp. *	5,782	132,234
Cerner Corp. *	2,172	190,832
CIGNA Corp.	8,756	322,308

 3

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Community Health Systems, Inc. *	3,006	95,771
Coventry Health Care, Inc. *	4,702	119,055
Covidien plc	15,796	664,538
DaVita, Inc. *	3,216	233,803
DENTSPLY International, Inc.	4,698	145,262
Edwards Lifesciences Corp. *	3,518	233,455
Express Scripts, Inc. *	15,559	810,468
Gen-Probe, Inc. *	1,566	81,213
Henry Schein, Inc. *	2,871	164,882
Hologic, Inc. *	8,138	133,463
Hospira, Inc. *	5,220	293,677
Humana, Inc. *	5,481	307,155
IDEXX Laboratories, Inc. *	1,827	117,312
Intuitive Surgical, Inc. *	1,305	339,678
Kinetic Concepts, Inc. *	1,994	79,182
Laboratory Corp. of America Holdings *	3,369	276,359
Lincare Holdings, Inc.	3,132	80,649
McKesson Corp.	8,151	520,849
Medco Health Solutions, Inc. *	13,914	853,207
Medtronic, Inc.	33,669	1,128,922
Omnicare, Inc.	3,701	85,345
Patterson Cos., Inc.	3,296	97,990
Quest Diagnostics, Inc.	4,750	234,270
ResMed, Inc. *	4,852	155,021
St. Jude Medical, Inc. *	10,306	398,739
Stryker Corp.	9,665	484,120
Teleflex, Inc.	1,203	60,078
UnitedHealth Group, Inc.	35,295	1,288,973
Universal Health Services, Inc., Class B	2,875	118,220
Varian Medical Systems, Inc. *	3,915	257,724
WellPoint, Inc. *	12,549	699,481
Zimmer Holdings, Inc. *	6,400	315,264

		14,764,320

Household & Personal Products 2.5%
Alberto-Culver Co.	2,656	98,803
Avon Products, Inc.	12,856	367,167
Church & Dwight Co., Inc.	2,190	142,898
Colgate-Palmolive Co.	15,448	1,182,544
Energizer Holdings, Inc. *	2,178	153,310
Herbalife Ltd.	1,883	129,230
Kimberly-Clark Corp.	12,815	793,120
Mead Johnson Nutrition Co.	6,525	388,694
The Clorox Co.	4,437	274,251
The Estee Lauder Cos., Inc., Class A	3,782	283,348
The Procter & Gamble Co.	89,238	5,449,765

		9,263,130

Insurance 4.1%
ACE Ltd.	10,600	620,312
Aflac, Inc.	14,391	741,136
Alleghany Corp. *	261	78,626
Allied World Assurance Co. Holdings Ltd.	1,352	79,416
American Financial Group, Inc.	2,642	81,294
American International Group, Inc. *	3,787	156,365
American National Insurance Co.	498	39,601
Aon Corp.	9,450	379,134
Arch Capital Group Ltd. *	1,646	148,634
Assurant, Inc.	3,494	123,233
Assured Guaranty Ltd.	5,313	90,374
Axis Capital Holdings Ltd.	4,003	141,466
Berkshire Hathaway, Inc., Class B *	60,364	4,809,803
Brown & Brown, Inc.	3,701	84,642
Cincinnati Financial Corp.	4,745	143,038
CNA Financial Corp. *	1,485	38,343
Everest Re Group Ltd.	1,566	130,745
Fidelity National Financial, Inc., Class A	7,355	99,292
Genworth Financial, Inc., Class A *	15,411	179,692
Hanover Insurance Group, Inc.	1,381	62,532
HCC Insurance Holdings, Inc.	3,672	103,110
Lincoln National Corp.	9,687	231,326
Loews Corp.	10,781	403,317
Markel Corp. *	295	104,280
Marsh & McLennan Cos., Inc.	17,125	429,495
MetLife, Inc.	18,417	702,609
Old Republic International Corp.	7,619	96,457
PartnerRe Ltd.	2,088	161,820
Principal Financial Group, Inc.	9,661	263,166
Prudential Financial, Inc.	14,685	744,236
Reinsurance Group of America, Inc.	2,249	112,293
RenaissanceRe Holdings Ltd.	1,840	110,915
The Allstate Corp.	16,011	466,080
The Chubb Corp.	9,814	559,496
The Hartford Financial Services Group, Inc.	14,019	312,063
The Progressive Corp.	19,624	399,152
The Travelers Cos., Inc.	14,748	796,245
Torchmark Corp.	2,610	149,997
Transatlantic Holdings, Inc.	1,961	99,227
Unum Group	10,487	225,366
Validus Holdings Ltd.	2,778	81,145
W.R. Berkley Corp.	4,185	111,698
Wesco Financial Corp.	94	34,051
White Mountains Insurance Group Ltd.	261	82,867
XL Group plc	10,748	211,306

		15,219,395

Materials 4.1%
Air Products & Chemicals, Inc.	6,268	540,427
Airgas, Inc.	2,182	133,320
Albemarle Corp.	2,988	161,621
Alcoa, Inc.	32,384	424,878
Allegheny Technologies, Inc.	2,933	151,636
AptarGroup, Inc.	1,893	86,453
Ashland, Inc.	2,185	111,173
Ball Corp.	2,920	192,370
Bemis Co., Inc.	3,393	106,608
Celanese Corp., Series A	4,969	183,853
CF Industries Holdings, Inc.	2,349	283,689
Cliffs Natural Resources, Inc.	4,269	291,744
Crown Holdings, Inc. *	5,006	155,336
E.I. du Pont de Nemours & Co.	28,263	1,328,078
Eastman Chemical Co.	2,169	168,770
Ecolab, Inc.	7,390	353,316
FMC Corp.	2,349	182,799
Freeport-McMoRan Copper & Gold, Inc.	14,853	1,504,906

4

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Huntsman Corp.	6,073	93,949
International Flavors & Fragrances, Inc.	2,431	127,676
International Paper Co.	12,825	320,240
LyondellBasell Industries N.V., Class A *	11,484	335,448
Martin Marietta Materials, Inc.	1,402	118,525
MeadWestvaco Corp.	5,364	133,242
Monsanto Co.	16,704	1,000,904
Nalco Holding Co.	4,052	119,210
Newmont Mining Corp.	15,304	900,334
Nucor Corp.	9,135	344,755
Owens-Illinois, Inc. *	5,220	140,314
PPG Industries, Inc.	5,251	409,368
Praxair, Inc.	9,765	898,868
Reliance Steel & Aluminum Co.	2,088	92,812
Sealed Air Corp.	5,267	122,458
Sigma-Aldrich Corp.	3,228	204,074
Smurfit-Stone Container Corp. *	1,496	35,754
Sonoco Products Co.	3,132	102,604
Southern Copper Corp.	6,786	284,537
Steel Dynamics, Inc.	6,786	108,169
The Dow Chemical Co.	35,758	1,114,934
The Lubrizol Corp.	2,147	224,490
The Mosaic Co.	4,702	317,996
The Scotts Miracle-Gro Co., Class A	1,421	70,993
The Valspar Corp.	2,871	94,858
Titanium Metals Corp. *	2,650	45,766
United States Steel Corp.	4,548	221,078
Vulcan Materials Co.	3,658	146,759
Walter Energy, Inc.	1,896	194,605
Weyerhaeuser Co.	15,921	265,722

		14,951,419

Media 3.2%
Cablevision Systems Corp., Class A	7,578	239,995
CBS Corp., Class B	20,180	339,831
Charter Communications, Inc., Class A *	1,566	52,492
Clear Channel Outdoor Holdings, Inc., Class A *	1,180	16,213
Comcast Corp., Class A	88,086	1,761,720
DIRECTV, Class A *	27,211	1,130,073
Discovery Communications, Inc., Series A *	8,874	361,882
DISH Network Corp., Class A *	6,786	124,795
DreamWorks Animation SKG, Inc., Class A *	1,886	58,447
Gannett Co., Inc.	7,569	99,230
John Wiley & Sons, Inc., Class A	1,566	64,989
Liberty Global, Inc., Series A *	6,850	241,531
Liberty Media - Starz, Series A *	1,665	104,637
Liberty Media Corp. - Capital, Series A *	2,650	152,587
News Corp., Class A	71,693	977,893
Omnicom Group, Inc.	8,988	408,415
Scripps Networks Interactive, Class A	2,610	132,980
Sirius XM Radio, Inc. *	122,409	167,700
The Interpublic Group of Cos., Inc. *	15,442	164,457
The McGraw-Hill Cos., Inc.	9,918	342,072
The Walt Disney Co.	55,791	2,036,929
The Washington Post Co., Class B	261	98,402
Time Warner Cable, Inc.	11,136	685,309
Time Warner, Inc.	35,294	1,040,820
Viacom, Inc., Class B	17,106	647,120
Virgin Media, Inc.	9,541	243,105

		11,693,624

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
Abbott Laboratories	48,024	2,233,596
Alexion Pharmaceuticals, Inc. *	2,875	219,794
Allergan, Inc.	9,661	640,234
Amgen, Inc. *	30,250	1,593,872
Amylin Pharmaceuticals, Inc. *	4,293	55,015
Biogen Idec, Inc. *	7,124	455,722
Bristol-Myers Squibb Co.	53,559	1,351,829
Celgene Corp. *	14,152	840,346
Cephalon, Inc. *	2,434	154,535
Charles River Laboratories International, Inc. *	2,088	68,173
Covance, Inc. *	2,088	93,772
Dendreon Corp. *	4,516	161,402
Eli Lilly & Co.	30,429	1,024,240
Endo Pharmaceuticals Holdings, Inc. *	3,179	114,476
Forest Laboratories, Inc. *	8,661	276,199
Genzyme Corp. *	8,067	574,532
Gilead Sciences, Inc. *	26,296	959,804
Human Genome Sciences, Inc. *	5,927	145,389
Illumina, Inc. *	3,931	236,332
Johnson & Johnson	87,148	5,363,959
King Pharmaceuticals, Inc. *	7,830	110,795
Life Technologies Corp. *	5,742	285,980
Merck & Co., Inc.	96,489	3,325,976
Mettler-Toledo International, Inc. *	1,044	151,568
Mylan, Inc. *	13,525	264,617
PerkinElmer, Inc.	3,658	85,231
Perrigo Co.	2,610	157,226
Pfizer, Inc.	252,962	4,120,751
Pharmaceutical Product Development, Inc.	2,769	69,003
Talecris Biotherapeutics Holdings Corp. *	1,914	41,534
Techne Corp.	1,151	69,141
Thermo Fisher Scientific, Inc. *	12,889	655,535
United Therapeutics Corp. *	1,566	98,548
Vertex Pharmaceuticals, Inc. *	6,374	211,171
Warner Chilcott plc, Class A	3,585	68,151
Waters Corp. *	2,932	225,383
Watson Pharmaceuticals, Inc. *	3,521	171,614

		26,675,445

Real Estate 1.9%
AMB Property Corp.	5,304	154,771
Annaly Capital Management, Inc.	20,422	371,476
AvalonBay Communities, Inc.	2,610	287,961
Boston Properties, Inc.	4,437	371,821
Brookfield Properties Corp.	8,138	131,592
CB Richard Ellis Group, Inc., Class A *	9,272	177,930
Digital Realty Trust, Inc.	2,670	140,228
Equity Residential	8,957	447,671
Federal Realty Investment Trust	1,896	146,731

 5

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
General Growth Properties, Inc.	12,006	194,377
HCP, Inc.	10,269	338,158
Health Care REIT, Inc.	3,915	181,186
Host Hotels & Resorts, Inc.	20,900	344,432
Kimco Realty Corp.	12,832	213,781
Liberty Property Trust	3,654	114,516
Nationwide Health Properties, Inc.	3,701	133,421
Piedmont Office Realty Trust, Inc., Class A	1,827	36,339
Plum Creek Timber Co., Inc.	5,220	188,129
ProLogis	17,487	227,506
Public Storage	4,467	431,512
Rayonier, Inc.	2,367	120,622
Realty Income Corp.	3,404	115,906
Regency Centers Corp.	2,535	103,225
Simon Property Group, Inc.	9,197	905,905
SL Green Realty Corp.	2,408	157,483
The Macerich Co.	4,002	185,453
The St. Joe Co. *	2,875	50,600
UDR, Inc.	5,055	112,727
Ventas, Inc.	4,959	254,248
Vornado Realty Trust	5,746	468,759

		7,108,466

Retailing 3.8%
Abercrombie & Fitch Co., Class A	2,660	133,665
Advance Auto Parts, Inc.	2,744	181,077
Amazon.com, Inc. *	10,962	1,922,735
American Eagle Outfitters, Inc.	5,742	94,743
AutoNation, Inc. *	2,349	61,379
AutoZone, Inc. *	1,044	270,824
Bed Bath & Beyond, Inc. *	8,352	365,317
Best Buy Co., Inc.	10,866	464,196
CarMax, Inc. *	7,068	232,537
Dollar General Corp. *	1,052	34,548
Dollar Tree, Inc. *	4,081	224,251
Expedia, Inc.	6,525	171,803
Family Dollar Stores, Inc.	3,977	199,645
GameStop Corp., Class A *	4,819	95,994
Genuine Parts Co.	5,006	240,989
Guess?, Inc.	1,971	93,130
J.C. Penney Co., Inc.	6,525	217,087
Kohl’s Corp. *	9,135	515,397
Liberty Media Corp. - Interactive, Series A *	19,053	294,559
Limited Brands, Inc.	8,275	278,619
Lowe’s Cos., Inc.	44,510	1,010,377
Macy’s, Inc.	13,311	341,827
Netflix, Inc. *	1,566	322,439
Nordstrom, Inc.	5,367	229,708
O’Reilly Automotive, Inc. *	4,267	256,788
PetSmart, Inc.	3,733	141,331
Priceline.com, Inc. *	1,566	617,082
Ross Stores, Inc.	3,915	254,005
Sears Holdings Corp. *	1,566	102,573
Staples, Inc.	23,305	512,943
Target Corp.	21,115	1,202,288
The Gap, Inc.	12,132	259,140
The Home Depot, Inc.	53,087	1,603,758
The Sherwin-Williams Co.	2,923	216,799
The TJX Cos., Inc.	12,934	589,920
Tiffany & Co.	4,032	250,387
Urban Outfitters, Inc. *	4,179	157,924

		14,161,784

Semiconductors & Semiconductor Equipment 2.6%
Advanced Micro Devices, Inc. *	17,760	129,470
Altera Corp.	9,659	338,934
Analog Devices, Inc.	9,415	334,797
Applied Materials, Inc.	42,585	529,332
Broadcom Corp., Class A	13,640	606,844
Cree, Inc. *	3,044	198,408
Intel Corp.	174,663	3,688,883
KLA-Tencor Corp.	4,533	166,225
Lam Research Corp. *	4,032	182,771
Linear Technology Corp.	6,525	212,715
LSI Corp. *	20,927	120,121
Marvell Technology Group Ltd. *	17,039	328,682
Maxim Integrated Products, Inc.	9,657	224,525
MEMC Electronic Materials, Inc. *	7,090	82,031
Microchip Technology, Inc.	5,742	192,989
Micron Technology, Inc. *	31,194	226,468
National Semiconductor Corp.	7,616	101,674
NVIDIA Corp. *	18,276	248,554
ON Semiconductor Corp. *	13,833	112,808
Texas Instruments, Inc.	37,499	1,192,468
Xilinx, Inc.	7,773	210,804

		9,429,503

Software & Services 7.3%
Accenture plc, Class A	19,932	863,454
Activision Blizzard, Inc.	15,559	182,663
Adobe Systems, Inc. *	16,738	464,145
Akamai Technologies, Inc. *	5,521	288,141
Alliance Data Systems Corp. *	1,659	104,650
ANSYS, Inc. *	2,642	128,137
AOL, Inc. *	3,403	82,285
Autodesk, Inc. *	7,341	259,064
Automatic Data Processing, Inc.	15,921	709,599
BMC Software, Inc. *	5,789	257,032
Broadridge Financial Solutions, Inc.	3,962	81,578
CA, Inc.	12,962	296,700
Citrix Systems, Inc. *	5,859	389,155
Cognizant Technology Solutions Corp., Class A *	9,489	616,595
Computer Sciences Corp.	4,788	213,688
CoreLogic, Inc.	3,135	57,088
DST Systems, Inc.	1,103	47,275
eBay, Inc. *	35,610	1,037,319
Electronic Arts, Inc. *	10,226	152,470
Equinix, Inc. *	1,404	108,950
FactSet Research Systems, Inc.	1,375	121,921
Fidelity National Information Services, Inc.	7,830	210,627
Fiserv, Inc. *	4,789	264,832
Genpact Ltd. *	3,174	44,182
Global Payments, Inc.	2,610	108,472
Google, Inc., Class A *	7,153	3,974,994
IAC/InterActiveCorp *	2,526	71,132
Intuit, Inc. *	9,269	416,085
Lender Processing Services, Inc.	2,915	89,695

6

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MasterCard, Inc., Class A	3,393	804,243
McAfee, Inc. *	4,959	232,329
Microsoft Corp.	241,425	6,086,324
Nuance Communications, Inc. *	7,735	136,716
Oracle Corp.	120,146	3,248,748
Paychex, Inc.	10,471	298,842
Red Hat, Inc. *	6,003	261,130
Rovi Corp. *	3,171	174,944
SAIC, Inc. *	12,111	185,541
Salesforce.com, Inc. *	3,674	511,494
Symantec Corp. *	24,214	406,795
Synopsys, Inc. *	4,778	122,747
Total System Services, Inc.	6,268	94,584
VeriSign, Inc. *	5,785	198,483
Visa, Inc., Class A	15,660	1,156,491
VMware, Inc., Class A *	1,946	158,638
Western Union Co.	19,785	349,007
Yahoo!, Inc. *	39,508	623,041

		26,692,025

Technology Hardware & Equipment 8.8%
Agilent Technologies, Inc. *	11,031	386,306
Amphenol Corp., Class A	5,485	274,414
Apple, Inc. *	28,473	8,859,374
Arrow Electronics, Inc. *	3,801	117,869
Avnet, Inc. *	4,104	125,788
Brocade Communications Systems, Inc. *	14,133	70,382
Cisco Systems, Inc. *	180,612	3,460,526
Corning, Inc.	48,313	853,208
Dell, Inc. *	54,825	724,786
Dolby Laboratories, Inc., Class A *	1,640	103,796
EMC Corp. *	64,123	1,378,003
F5 Networks, Inc. *	2,586	341,042
FLIR Systems, Inc. *	4,963	133,033
Harris Corp.	4,088	180,853
Hewlett-Packard Co.	73,341	3,075,188
Ingram Micro, Inc., Class A *	5,220	93,177
International Business Machines Corp.	39,672	5,612,001
Itron, Inc. *	1,305	74,085
Jabil Circuit, Inc.	6,698	101,207
Juniper Networks, Inc. *	16,265	553,335
Molex, Inc.	4,184	87,027
Motorola, Inc. *	64,830	496,598
NCR Corp. *	5,006	72,036
NetApp, Inc. *	11,197	570,263
QUALCOMM, Inc.	50,405	2,355,930
SanDisk Corp. *	7,308	325,937
Seagate Technology plc *	12,945	173,592
Tellabs, Inc.	11,552	72,893
Teradata Corp. *	5,280	216,955
Trimble Navigation Ltd. *	3,628	135,107
Tyco Electronics Ltd.	14,002	425,941
Western Digital Corp. *	7,348	246,158
Xerox Corp.	43,858	502,613

		32,199,423

Telecommunication Services 3.0%
American Tower Corp., Class A *	12,612	637,789
AT&T, Inc.	186,555	5,184,363
CenturyLink, Inc.	9,544	410,297
Clearwire Corp., Class A *	1,180	8,284
Crown Castle International Corp. *	7,830	325,258
Frontier Communications Corp.	32,402	294,858
MetroPCS Communications, Inc. *	7,873	95,657
NII Holdings, Inc. *	5,352	207,443
Qwest Communications International, Inc.	44,148	309,036
SBA Communications Corp., Class A *	3,685	144,268
Sprint Nextel Corp. *	95,546	361,164
Telephone & Data Systems, Inc.	2,918	104,114
United States Cellular Corp. *	590	27,010
Verizon Communications, Inc.	88,754	2,841,016
Windstream Corp.	15,288	199,355

		11,149,912

Transportation 2.0%
AMR Corp. *	10,841	92,799
C.H. Robinson Worldwide, Inc.	5,220	384,766
CSX Corp.	11,873	721,997
Delta Air Lines, Inc. *	25,061	342,834
Expeditors International of Washington, Inc.	6,790	359,191
FedEx Corp.	8,930	813,702
Hertz Global Holdings, Inc. *	6,003	73,597
J.B. Hunt Transport Services, Inc.	2,918	106,507
Kansas City Southern *	3,202	151,583
Norfolk Southern Corp.	11,460	689,548
Ryder System, Inc.	1,600	68,976
Southwest Airlines Co.	23,536	313,499
Union Pacific Corp.	15,660	1,411,123
United Continental Holdings, Inc. *	9,939	275,111
United Parcel Service, Inc., Class B	22,276	1,562,216

		7,367,449

Utilities 3.7%
AGL Resources, Inc.	2,483	91,201
Allegheny Energy, Inc.	5,267	120,193
Alliant Energy Corp.	3,660	132,895
Ameren Corp.	7,573	217,497
American Electric Power Co., Inc.	15,185	540,586
American Water Works Co., Inc.	5,500	134,805
Aqua America, Inc.	4,223	91,006
Atmos Energy Corp.	2,871	86,331
Calpine Corp. *	11,231	135,895
CenterPoint Energy, Inc.	11,768	183,934
CMS Energy Corp.	7,355	132,169
Consolidated Edison, Inc.	8,877	429,381
Constellation Energy Group, Inc.	5,742	162,843
Dominion Resources, Inc.	18,329	761,203
DPL, Inc.	3,701	93,746
DTE Energy Co.	5,267	234,645
Duke Energy Corp.	41,339	725,499
Edison International	9,442	348,787
Energen Corp.	2,349	102,346
Entergy Corp.	5,742	409,060
EQT Corp.	4,540	183,734
Exelon Corp.	20,619	811,770
FirstEnergy Corp.	9,704	340,707
Integrys Energy Group, Inc.	2,458	119,705

 7

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
ITC Holdings Corp.	1,566	94,821
MDU Resources Group, Inc.	5,528	112,992
National Fuel Gas Co.	2,186	138,505
NextEra Energy, Inc.	13,103	663,274
NiSource, Inc.	8,660	144,882
Northeast Utilities	5,528	171,921
NRG Energy, Inc. *	8,095	156,881
NSTAR	3,393	140,470
NV Energy, Inc.	7,351	100,635
OGE Energy Corp.	3,144	139,939
ONEOK, Inc.	3,132	160,077
Pepco Holdings, Inc.	7,094	130,175
PG&E Corp.	12,218	573,391
Pinnacle West Capital Corp.	3,408	137,751
PPL Corp.	14,899	378,584
Progress Energy, Inc.	9,000	393,210
Public Service Enterprise Group, Inc.	16,222	500,124
Questar Corp.	5,582	92,717
SCANA Corp.	3,440	139,733
Sempra Energy	7,308	366,058
Southern Co.	25,771	972,082
TECO Energy, Inc.	6,311	105,709
The AES Corp. *	25,178	272,174
UGI Corp.	3,281	97,347
Vectren Corp.	2,610	67,599
Westar Energy, Inc.	3,051	76,000
Wisconsin Energy Corp.	3,654	220,044
Xcel Energy, Inc.	14,616	343,476

		13,480,509

Total Common Stock
(Cost $351,400,954)		367,014,055

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserve Fund - Institutional Class	157,936	157,936

Total Other Investment Company
(Cost $157,936)		157,936

End of Investments.

At 11/30/10, the tax basis cost of the fund’s investments was $351,639,767 and the unrealized appreciation and depreciation were $26,629,761 and ($11,097,537), respectively, with a net unrealized appreciation of 15,532,224.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

8

 Schwab U.S. Large-Cap ETF™

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$367,014,055	$—	$—	$367,014,055
Other Investment Company(a)	157,936	—	—	157,936

Total	$367,171,991	$—	$—	$367,171,991

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG54092NOV10 - 00

 9

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.9%	Common Stock	148,164,598	162,058,646
—%	Other Investment Company	53,384	53,384

99.9%	Total Investments	148,217,982	162,112,030
0.1%	Other Assets and Liabilities, Net		152,802

100.0%	Net Assets		162,264,832

	Number	Value
Security	of Shares	($)

Common Stock 99.9% of net assets

Automobiles & Components 0.7%
BorgWarner, Inc. *	3,172	191,399
Johnson Controls, Inc.	19,155	698,008
Lear Corp. *	1,409	123,668
The Goodyear Tire & Rubber Co. *	6,965	66,585

		1,079,660

Banks 0.4%
Hudson City Bancorp, Inc.	13,925	158,049
SunTrust Banks, Inc.	14,235	332,530
Zions Bancorp	4,834	94,021

		584,600

Capital Goods 7.1%
Aecom Technology Corp. *	2,797	72,051
AGCO Corp. *	2,649	119,576
AMETEK, Inc.	2,964	175,380
Babcock & Wilcox Co. *	3,333	80,959
Bucyrus International, Inc.	2,185	194,815
Caterpillar, Inc.	16,205	1,370,943
Cooper Industries plc	4,791	261,110
Cummins, Inc.	5,110	496,283
Danaher Corp.	14,381	621,978
Deere & Co.	11,992	895,802
Donaldson Co., Inc.	2,063	112,000
Dover Corp.	5,263	288,465
Emerson Electric Co.	21,505	1,184,280
Fastenal Co.	3,916	209,584
First Solar, Inc. *	1,596	196,069
Flowserve Corp.	1,610	169,791
Fluor Corp.	5,130	296,668
Foster Wheeler AG *	3,331	93,268
Goodrich Corp.	3,579	306,971
Illinois Tool Works, Inc.	12,220	582,039
ITT Corp.	5,244	241,224
Jacobs Engineering Group, Inc. *	3,565	137,253
Joy Global, Inc.	2,850	217,512
KBR, Inc.	4,431	119,991
Lincoln Electric Holdings, Inc.	1,140	70,292
McDermott International, Inc. *	6,667	122,206
MSC Industrial Direct Co., Class A	1,265	76,077
Navistar International Corp. *	1,541	78,868
Oshkosh Corp. *	2,394	68,708
Owens Corning, Inc. *	3,119	82,061
PACCAR, Inc.	10,365	558,259
Pall Corp.	3,335	150,975
Precision Castparts Corp.	4,104	566,639
Quanta Services, Inc. *	6,045	106,452
Rockwell Collins, Inc.	4,526	253,728
Roper Industries, Inc.	2,687	194,566
Spirit AeroSystems Holdings, Inc., Class A *	2,875	55,976
SPX Corp.	1,389	91,230
Textron, Inc.	7,526	168,281
The Shaw Group, Inc. *	2,415	77,401
The Timken Co.	2,145	93,436
URS Corp. *	2,412	95,370
W.W. Grainger, Inc.	1,696	211,881

		11,566,418

Commercial & Professional Services 1.0%
Copart, Inc. *	2,185	77,524
Corrections Corp. of America *	3,150	76,072
Covanta Holding Corp.	3,795	59,657
Equifax, Inc.	3,695	127,884
IHS, Inc., Class A *	1,380	99,802
Iron Mountain, Inc.	5,244	116,469
Manpower, Inc.	2,338	131,676
Republic Services, Inc.	9,047	254,583
Robert Half International, Inc.	4,218	116,923
Stericycle, Inc. *	2,454	181,351
The Dun & Bradstreet Corp.	1,413	106,455
Towers Watson & Co., Class A	1,274	63,955
Verisk Analytics, Inc., Class A *	2,979	90,174
Waste Connections, Inc.	3,468	90,168

		1,592,693

Consumer Durables & Apparel 1.1%
Coach, Inc.	8,692	491,446
Garmin Ltd.	3,306	95,742
Harman International Industries, Inc. *	2,077	90,536
Mohawk Industries, Inc. *	1,535	80,649
NIKE, Inc., Class B	8,551	736,497
NVR, Inc. *	158	97,957
Polo Ralph Lauren Corp.	1,824	199,254

		1,792,081

Consumer Services 2.4%
Apollo Group, Inc., Class A *	3,534	120,156

 1

 Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Chipotle Mexican Grill, Inc. *	912	235,743
Darden Restaurants, Inc.	4,025	197,024
DeVry, Inc.	1,769	75,961
Hyatt Hotels Corp., Class A *	1,144	47,888
International Game Technology	8,592	133,004
Las Vegas Sands Corp. *	12,323	617,136
Marriott International, Inc., Class A	8,966	351,557
MGM Resorts International *	9,006	110,143
Starbucks Corp.	21,176	647,986
Starwood Hotels & Resorts Worldwide, Inc.	4,937	280,619
Strayer Education, Inc.	342	46,467
Weight Watchers International, Inc.	962	32,939
Wyndham Worldwide Corp.	5,175	148,781
Wynn Resorts Ltd.	2,433	245,976
Yum! Brands, Inc.	13,307	666,415

		3,957,795

Diversified Financials 3.1%
Affiliated Managers Group, Inc. *	1,442	126,045
BlackRock, Inc.	2,622	427,386
CIT Group, Inc. *	5,141	202,864
CME Group, Inc.	1,888	543,857
Discover Financial Services	15,491	283,176
E*TRADE Financial Corp. *	5,600	82,600
Eaton Vance Corp.	3,464	102,950
Franklin Resources, Inc.	4,427	505,076
IntercontinentalExchange, Inc. *	2,086	235,092
Jefferies Group, Inc.	3,308	79,888
Leucadia National Corp. *	5,486	142,417
Moody’s Corp.	5,880	157,760
MSCI, Inc., Class A *	3,344	113,897
Northern Trust Corp.	6,926	348,378
SEI Investments Co.	4,485	101,271
State Street Corp.	14,083	608,386
T. Rowe Price Group, Inc.	7,307	426,217
TD Ameritrade Holding Corp. *	6,850	114,669
The Charles Schwab Corp. (a)	27,246	409,507
The NASDAQ OMX Group, Inc. *	4,560	97,858

		5,109,294

Energy 10.4%
Alpha Natural Resources, Inc. *	3,450	170,982
Anadarko Petroleum Corp.	14,091	904,079
Arch Coal, Inc.	4,674	136,481
Baker Hughes, Inc.	12,123	632,336
Cabot Oil & Gas Corp.	2,990	104,560
Cameron International Corp. *	6,928	333,306
Chesapeake Energy Corp.	18,280	386,074
Cimarex Energy Co.	2,415	194,504
Cobalt International Energy, Inc. *	9,984	113,418
Concho Resources, Inc. *	2,447	202,489
CONSOL Energy, Inc.	6,317	265,061
Continental Resources, Inc. *	920	49,174
Denbury Resources, Inc. *	11,540	209,797
Diamond Offshore Drilling, Inc.	1,710	110,740
EOG Resources, Inc.	7,165	637,327
EXCO Resources, Inc.	4,945	91,829
FMC Technologies, Inc. *	3,389	285,489
Halliburton Co.	25,878	979,224
Helmerich & Payne, Inc.	2,637	119,614
Hess Corp.	8,406	588,840
Massey Energy Co.	2,980	146,348
Murphy Oil Corp.	5,416	365,688
Nabors Industries Ltd. *	8,218	181,536
National-Oilwell Varco, Inc.	11,907	729,780
Newfield Exploration Co. *	3,762	251,414
Noble Corp.	7,296	247,480
Noble Energy, Inc.	4,878	396,338
Occidental Petroleum Corp.	23,071	2,034,170
Oceaneering International, Inc. *	1,482	102,406
Peabody Energy Corp.	7,547	443,839
Petrohawk Energy Corp. *	8,208	146,349
Pioneer Natural Resources Co.	2,569	205,803
Plains Exploration & Production Co. *	4,025	115,357
Pride International, Inc. *	4,610	143,371
QEP Resources, Inc.	5,056	177,617
Quicksilver Resources, Inc. *	3,450	49,059
Range Resources Corp.	4,587	192,608
Rowan Cos., Inc. *	3,153	95,063
Schlumberger Ltd.	38,875	3,006,592
Southwestern Energy Co. *	9,858	356,860
Sunoco, Inc.	3,360	134,870
Ultra Petroleum Corp. *	4,370	205,346
Weatherford International Ltd. *	21,151	431,692
Whiting Petroleum Corp. *	1,668	183,563

		16,858,473

Food & Staples Retailing 4.2%
Costco Wholesale Corp.	12,507	845,598
CVS Caremark Corp.	38,532	1,194,492
The Kroger Co.	17,104	402,799
Wal-Mart Stores, Inc.	59,975	3,244,048
Walgreen Co.	27,869	971,235
Whole Foods Market, Inc. *	3,721	175,705

		6,833,877

Food, Beverage & Tobacco 2.2%
Brown-Forman Corp., Class B	3,051	199,597
Flowers Foods, Inc.	2,647	69,351
Green Mountain Coffee Roasters, Inc. *	3,309	122,698
Hansen Natural Corp. *	2,070	110,165
PepsiCo, Inc.	45,372	2,932,392
Ralcorp Holdings, Inc. *	1,482	91,766

		3,525,969

Health Care Equipment & Services 7.5%
Aetna, Inc.	11,891	352,211
Alere, Inc. *	2,396	76,456
AmerisourceBergen Corp.	7,833	241,648
Baxter International, Inc.	16,660	808,843
Becton, Dickinson & Co.	6,227	485,270
Boston Scientific Corp. *	42,197	270,905
C.R. Bard, Inc.	2,645	224,428
CareFusion Corp. *	4,954	113,298
Cerner Corp. *	1,939	170,361
Community Health Systems, Inc. *	2,758	87,870
Coventry Health Care, Inc. *	4,232	107,154

2

 Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Covidien plc	14,384	605,135
DaVita, Inc. *	2,967	215,701
DENTSPLY International, Inc.	4,094	126,587
Edwards Lifesciences Corp. *	3,235	214,675
Express Scripts, Inc. *	14,326	746,241
Gen-Probe, Inc. *	1,434	74,367
Henry Schein, Inc. *	2,641	151,673
Hologic, Inc. *	7,347	120,491
Hospira, Inc. *	4,628	260,371
IDEXX Laboratories, Inc. *	1,640	105,304
Intuitive Surgical, Inc. *	1,090	283,716
Kinetic Concepts, Inc. *	1,832	72,749
Laboratory Corp. of America Holdings *	2,942	241,332
Lincare Holdings, Inc.	2,863	73,722
McKesson Corp.	7,410	473,499
Medco Health Solutions, Inc. *	13,014	798,019
Medtronic, Inc.	30,666	1,028,231
Patterson Cos., Inc.	2,875	85,474
Quest Diagnostics, Inc.	4,202	207,243
ResMed, Inc. *	4,368	139,558
St. Jude Medical, Inc. *	9,290	359,430
Stryker Corp.	8,670	434,280
UnitedHealth Group, Inc.	32,045	1,170,283
Universal Health Services, Inc., Class B	2,537	104,321
Varian Medical Systems, Inc. *	3,462	227,903
WellPoint, Inc. *	11,404	635,659
Zimmer Holdings, Inc. *	5,771	284,280

		12,178,688

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	2,010	131,153
Colgate-Palmolive Co.	14,024	1,073,537
Energizer Holdings, Inc. *	2,000	140,780
Herbalife Ltd.	1,675	114,955
Mead Johnson Nutrition Co.	5,850	348,484
The Estee Lauder Cos., Inc., Class A	3,450	258,474

		2,067,383

Insurance 2.9%
Alleghany Corp. *	228	68,685
Berkshire Hathaway, Inc., Class B *	54,492	4,341,923
Brown & Brown, Inc.	3,335	76,271
Markel Corp. *	269	95,089
Wesco Financial Corp.	35	12,679
White Mountains Insurance Group Ltd.	228	72,390

		4,667,037

Materials 5.1%
Airgas, Inc.	1,995	121,894
Albemarle Corp.	2,622	141,824
Alcoa, Inc.	29,032	380,900
Allegheny Technologies, Inc.	2,739	141,606
AptarGroup, Inc.	1,840	84,033
Ball Corp.	2,656	174,977
CF Industries Holdings, Inc.	2,059	248,665
Cliffs Natural Resources, Inc.	3,849	263,041
Crown Holdings, Inc. *	4,648	144,227
Ecolab, Inc.	6,648	317,841
FMC Corp.	2,110	164,200
Freeport-McMoRan Copper & Gold, Inc.	13,452	1,362,957
LyondellBasell Industries N.V., Class A *	10,260	299,695
Martin Marietta Materials, Inc.	1,318	111,424
Monsanto Co.	15,276	915,338
Nalco Holding Co.	3,703	108,942
Newmont Mining Corp.	13,763	809,677
Nucor Corp.	8,047	303,694
Praxair, Inc.	8,784	808,567
Reliance Steel & Aluminum Co.	2,102	93,434
Sigma-Aldrich Corp.	3,007	190,103
Southern Copper Corp.	6,160	258,289
Steel Dynamics, Inc.	6,275	100,024
The Lubrizol Corp.	1,955	204,415
The Mosaic Co.	4,281	289,524
Titanium Metals Corp. *	2,378	41,068
United States Steel Corp.	4,140	201,245

		8,281,604

Media 3.6%
Cablevision Systems Corp., Class A	6,849	216,908
Charter Communications, Inc., Class A *	1,140	38,213
Clear Channel Outdoor Holdings, Inc., Class A *	1,246	17,120
Comcast Corp., Class A	80,378	1,607,560
DIRECTV, Class A *	24,723	1,026,746
Discovery Communications, Inc., Series A *	8,050	328,279
DISH Network Corp., Class A	6,160	113,282
DreamWorks Animation SKG, Inc., Class A *	1,632	50,576
John Wiley & Sons, Inc., Class A	1,500	62,250
Liberty Global, Inc., Series A *	6,579	231,976
Liberty Media - Starz, Series A *	1,495	93,953
Liberty Media Corp. - Capital, Series A *	2,372	136,580
Scripps Networks Interactive, Class A	2,422	123,401
Sirius XM Radio, Inc. *	111,750	153,097
The Interpublic Group of Cos., Inc. *	14,045	149,579
The Washington Post Co., Class B	154	58,061
Time Warner Cable, Inc.	10,057	618,908
Viacom, Inc., Class B	15,303	578,912
Virgin Media, Inc.	8,550	217,854

		5,823,255

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Alexion Pharmaceuticals, Inc. *	2,508	191,737
Allergan, Inc.	8,666	574,296
Amgen, Inc. *	27,288	1,437,805
Amylin Pharmaceuticals, Inc. *	3,306	42,366
Biogen Idec, Inc. *	6,479	414,462
Celgene Corp. *	13,114	778,709
Cephalon, Inc. *	2,052	130,281
Charles River Laboratories International, Inc. *	1,965	64,157
Covance, Inc. *	1,886	84,700

 3

 Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Endo Pharmaceuticals Holdings, Inc. *	2,990	107,670
Genzyme Corp. *	7,258	516,915
Gilead Sciences, Inc. *	23,712	865,488
Human Genome Sciences, Inc. *	5,477	134,351
Illumina, Inc. *	3,573	214,809
King Pharmaceuticals, Inc. *	7,080	100,182
Life Technologies Corp. *	5,279	262,921
Mettler-Toledo International, Inc. *	1,026	148,955
Mylan, Inc. *	12,312	240,884
PerkinElmer, Inc.	3,335	77,706
Perrigo Co.	2,352	141,684
Pharmaceutical Product Development, Inc.	3,220	80,242
Talecris Biotherapeutics Holdings Corp. *	1,771	38,431
Techne Corp.	1,077	64,695
Thermo Fisher Scientific, Inc. *	11,628	591,400
United Therapeutics Corp. *	1,426	89,738
Vertex Pharmaceuticals, Inc. *	5,739	190,133
Warner Chilcott plc, Class A	3,215	61,117
Waters Corp. *	2,665	204,859
Watson Pharmaceuticals, Inc. *	3,420	166,691

		8,017,384

Real Estate 1.6%
AvalonBay Communities, Inc.	2,508	276,708
Boston Properties, Inc.	3,952	331,178
CB Richard Ellis Group, Inc., Class A *	8,497	163,057
Digital Realty Trust, Inc.	2,394	125,733
Federal Realty Investment Trust	1,690	130,789
Public Storage	4,015	387,849
Simon Property Group, Inc.	8,322	819,717
SL Green Realty Corp.	2,176	142,310
Ventas, Inc.	4,504	230,920

		2,608,261

Retailing 6.0%
Advance Auto Parts, Inc.	2,533	167,153
Amazon.com, Inc. *	9,918	1,739,617
AutoZone, Inc. *	798	207,009
Bed Bath & Beyond, Inc. *	7,460	326,300
Best Buy Co., Inc.	9,673	413,231
CarMax, Inc. *	6,436	211,744
Dollar General Corp. *	1,045	34,318
Dollar Tree, Inc. *	3,578	196,611
Expedia, Inc.	6,045	159,165
Family Dollar Stores, Inc.	3,678	184,636
GameStop Corp., Class A *	4,394	87,529
Guess?, Inc.	1,905	90,011
Kohl’s Corp. *	8,113	457,736
Liberty Media Corp. - Interactive, Series A *	17,091	264,227
Lowe’s Cos., Inc.	40,812	926,433
Netflix, Inc. *	1,368	281,671
Nordstrom, Inc.	4,830	206,724
O’Reilly Automotive, Inc. *	3,917	235,725
PetSmart, Inc.	3,428	129,784
Priceline.com, Inc. *	1,368	539,060
Ross Stores, Inc.	3,534	229,286
Sears Holdings Corp. *	1,254	82,137
Staples, Inc.	20,520	451,645
Target Corp.	19,095	1,087,269
The Sherwin-Williams Co.	2,575	190,988
The TJX Cos., Inc.	11,638	530,809
Tiffany & Co.	3,534	219,461
Urban Outfitters, Inc. *	3,910	147,759

		9,798,038

Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc. *	16,230	118,317
Altera Corp.	8,697	305,178
Broadcom Corp., Class A	12,397	551,542
Cree, Inc. *	2,801	182,569
Lam Research Corp. *	3,679	166,769
LSI Corp. *	18,354	105,352
Marvell Technology Group Ltd. *	15,298	295,098
MEMC Electronic Materials, Inc. *	6,956	80,481
Micron Technology, Inc. *	28,237	205,001
NVIDIA Corp. *	16,188	220,157
ON Semiconductor Corp. *	12,435	101,407
Xilinx, Inc.	7,374	199,983

		2,531,854

Software & Services 14.4%
Accenture plc, Class A	18,136	785,651
Activision Blizzard, Inc.	15,440	181,266
Adobe Systems, Inc. *	14,706	407,797
Akamai Technologies, Inc. *	5,179	270,292
Alliance Data Systems Corp. *	1,521	95,945
ANSYS, Inc. *	2,653	128,670
Autodesk, Inc. *	6,640	234,326
Automatic Data Processing, Inc.	14,287	636,772
BMC Software, Inc. *	5,172	229,637
CA, Inc.	11,702	267,859
Citrix Systems, Inc. *	5,288	351,229
Cognizant Technology Solutions Corp., Class A *	8,497	552,135
DST Systems, Inc.	1,073	45,989
eBay, Inc. *	31,958	930,937
Electronic Arts, Inc. *	9,398	140,124
Equinix, Inc. *	1,290	100,104
FactSet Research Systems, Inc.	1,269	112,522
Fidelity National Information Services, Inc.	7,101	191,017
Fiserv, Inc. *	4,251	235,080
Genpact Ltd. *	2,990	41,621
Global Payments, Inc.	2,291	95,214
Google, Inc., Class A *	6,546	3,637,678
IAC/InterActiveCorp *	2,327	65,528
Intuit, Inc. *	8,332	374,023
MasterCard, Inc., Class A	2,991	708,957
McAfee, Inc. *	4,319	202,345
Microsoft Corp.	219,108	5,523,713
Nuance Communications, Inc. *	7,088	125,280
Oracle Corp.	109,098	2,950,010
Red Hat, Inc. *	5,405	235,117
Rovi Corp. *	2,916	160,876
SAIC, Inc. *	10,834	165,977
Salesforce.com, Inc. *	3,420	476,132
Symantec Corp. *	22,498	377,966

4

 Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Total System Services, Inc.	5,700	86,013
VeriSign, Inc. *	4,962	170,246
Visa, Inc., Class A	14,136	1,043,944
VMware, Inc., Class A *	1,825	148,774
Western Union Co.	18,822	332,020
Yahoo!, Inc. *	36,048	568,477

		23,387,263

Technology Hardware & Equipment 14.5%
Agilent Technologies, Inc. *	9,817	343,791
Amphenol Corp., Class A	5,051	252,702
Apple, Inc. *	25,886	8,054,429
Arrow Electronics, Inc. *	3,450	106,984
Brocade Communications Systems, Inc. *	12,895	64,217
Cisco Systems, Inc. *	164,046	3,143,121
Corning, Inc.	44,575	787,194
Dell, Inc. *	49,165	649,961
Dolby Laboratories, Inc., Class A *	1,513	95,758
EMC Corp. *	58,113	1,248,848
F5 Networks, Inc. *	2,253	297,126
FLIR Systems, Inc. *	4,571	122,526
Harris Corp.	3,782	167,316
Hewlett-Packard Co.	66,690	2,796,312
Ingram Micro, Inc., Class A *	4,300	76,755
Itron, Inc. *	1,150	65,286
Jabil Circuit, Inc.	5,815	87,865
Juniper Networks, Inc. *	14,907	507,136
Motorola, Inc. *	61,226	468,991
NCR Corp. *	4,600	66,194
NetApp, Inc. *	10,111	514,953
QUALCOMM, Inc.	45,752	2,138,448
SanDisk Corp. *	6,671	297,527
Seagate Technology plc *	13,042	174,893
Tellabs, Inc.	10,185	64,267
Teradata Corp. *	4,819	198,013
Trimble Navigation Ltd. *	3,450	128,478
Tyco Electronics Ltd.	12,754	387,977
Western Digital Corp. *	6,384	213,864

		23,520,932

Telecommunication Services 0.8%
American Tower Corp., Class A *	11,432	578,116
Clearwire Corp., Class A *	3,248	22,801
Crown Castle International Corp. *	7,031	292,068
MetroPCS Communications, Inc. *	7,195	87,419
NII Holdings, Inc. *	4,728	183,258
SBA Communications Corp., Class A *	3,335	130,565
United States Cellular Corp. *	422	19,319

		1,313,546

Transportation 2.5%
AMR Corp. *	9,610	82,262
C.H. Robinson Worldwide, Inc.	4,722	348,059
CSX Corp.	10,812	657,478
Delta Air Lines, Inc. *	22,419	306,692
Expeditors International of Washington, Inc.	6,072	321,209
FedEx Corp.	8,277	754,200
Hertz Global Holdings, Inc. *	5,290	64,855
J.B. Hunt Transport Services, Inc.	2,640	96,360
Kansas City Southern *	2,912	137,854
Union Pacific Corp.	14,175	1,277,309

		4,046,278

Utilities 0.6%
Calpine Corp. *	10,070	121,847
EQT Corp.	4,262	172,483
ITC Holdings Corp.	1,407	85,194
NRG Energy, Inc. *	7,425	143,897
ONEOK, Inc.	2,884	147,401
The AES Corp. *	22,705	245,441

		916,263

Total Common Stock
(Cost $148,164,598)		162,058,646

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserve Fund - Institutional Class	53,384	53,384

Total Other Investment Company
(Cost $53,384)		53,384

End of Investments

At 11/30/10, the tax basis cost of the fund’s investments was $148,336,884 and the unrealized appreciation and depreciation were $17,611,431 and ($3,836,285), respectively, with a net unrealized depreciation of ($13,775,146).

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 5

 Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$162,058,646	$—	$—	$162,058,646
Other Investment Company(a)	53,384	—	—	53,384

Total	$162,112,030	$—	$—	$162,112,030

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG56689NOV10 - 00

6

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.6%	Common Stock	110,344,145	113,688,013
—%	Other Investment Company	39,562	39,562

99.6%	Total Investments	110,383,707	113,727,575
0.4%	Other Assets and Liabilities, Net		409,293

100.0%	Net Assets		114,136,868

	Number	Value
Security	of Shares	($)

Common Stock 99.6% of net assets

Automobiles & Components 1.1%
Ford Motor Co. *	64,533	1,028,656
Harley-Davidson, Inc.	4,473	139,916
TRW Automotive Holdings Corp. *	1,566	74,369

		1,242,941

Banks 4.9%
BB&T Corp.	13,158	305,266
BOK Financial Corp.	528	24,658
Capitol Federal Financial	287	6,701
City National Corp.	898	48,240
Comerica, Inc.	3,422	124,869
Commerce Bancshares, Inc.	1,410	52,945
Cullen/Frost Bankers, Inc.	1,068	57,181
Fifth Third Bancorp	15,342	183,337
First Horizon National Corp. *	4,391	42,022
Huntington Bancshares, Inc.	13,787	80,447
KeyCorp	16,926	127,453
M&T Bank Corp.	2,064	158,845
Marshall & Ilsley Corp.	8,858	42,430
New York Community Bancorp, Inc.	8,571	143,993
People’s United Financial, Inc.	6,880	85,243
PNC Financial Services Group, Inc.	9,954	536,023
Regions Financial Corp.	23,785	127,963
TFS Financial Corp.	1,760	14,397
U.S. Bancorp	36,378	865,069
Wells Fargo & Co.	93,161	2,534,911

		5,561,993

Capital Goods 8.8%
3M Co.	12,448	1,045,383
Alliant Techsystems, Inc. *	618	45,676
Eaton Corp.	3,152	303,853
General Dynamics Corp.	6,023	398,060
General Electric Co.	202,444	3,204,689
Honeywell International, Inc.	13,211	656,719
Hubbell, Inc., Class B	1,056	59,727
Ingersoll-Rand plc	5,999	245,959
L-3 Communications Holdings, Inc.	2,150	151,209
Lockheed Martin Corp.	5,459	371,430
Masco Corp.	6,450	70,370
Northrop Grumman Corp.	5,291	326,349
Parker Hannifin Corp.	3,058	245,343
Pentair, Inc.	1,850	60,865
Raytheon Co.	7,082	327,542
Rockwell Automation, Inc.	2,705	178,855
The Boeing Co.	12,366	788,580
Tyco International Ltd.	9,420	356,924
United Technologies Corp.	16,476	1,240,149

		10,077,682

Commercial & Professional Services 0.5%
Avery Dennison Corp.	1,959	73,541
Cintas Corp.	2,523	67,478
Pitney Bowes, Inc.	3,933	86,290
R.R. Donnelley & Sons Co.	3,931	61,953
Waste Management, Inc.	8,410	288,042

		577,304

Consumer Durables & Apparel 1.1%
D.R. Horton, Inc.	5,310	53,312
Fortune Brands, Inc.	2,924	172,779
Hasbro, Inc.	2,342	111,620
Leggett & Platt, Inc.	2,736	56,635
Lennar Corp., Class A	3,051	46,345
Mattel, Inc.	6,910	178,554
Newell Rubbermaid, Inc.	5,334	89,451
Phillips-Van Heusen Corp.	1,150	78,016
Pulte Group, Inc. *	6,320	39,563
Stanley Black & Decker, Inc.	3,182	189,425
Toll Brothers, Inc. *	2,611	46,868
VF Corp.	1,674	138,741
Whirlpool Corp.	1,433	104,609

		1,305,918

Consumer Services 1.9%
Carnival Corp.	7,912	326,845
H&R Block, Inc.	5,944	74,835
McDonald’s Corp.	20,296	1,589,177
Penn National Gaming, Inc. *	1,232	43,255
Royal Caribbean Cruises Ltd. *	2,613	105,173

		2,139,285

Diversified Financials 9.9%
American Express Co.	20,296	877,193
Ameriprise Financial, Inc.	4,715	244,426
Bank of America Corp.	188,426	2,063,265
Bank of New York Mellon Corp.	22,891	617,828

 1

 Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Capital One Financial Corp.	8,805	327,810
CBOE Holdings, Inc.	522	12,418
Citigroup, Inc. *	451,500	1,896,300
Federated Investors, Inc., Class B	1,938	45,950
Invesco Ltd.	8,867	192,769
JPMorgan Chase & Co.	75,336	2,816,060
Legg Mason, Inc.	2,715	88,563
Morgan Stanley	24,169	591,174
NYSE Euronext	4,908	134,086
Raymond James Financial, Inc.	1,848	53,001
SLM Corp. *	9,203	106,295
The Goldman Sachs Group, Inc.	8,153	1,273,009

		11,340,147

Energy 12.6%
Apache Corp.	7,229	778,130
Chevron Corp.	38,198	3,092,892
ConocoPhillips	26,364	1,586,322
Devon Energy Corp.	7,770	548,329
El Paso Corp.	13,358	180,200
Exxon Mobil Corp.	97,113	6,755,180
Forest Oil Corp. *	2,129	72,854
Marathon Oil Corp.	13,427	449,402
Patterson-UTI Energy, Inc.	2,928	57,799
Southern Union Co.	2,211	52,202
Spectra Energy Corp.	12,590	299,264
The Williams Cos., Inc.	11,098	253,145
Tidewater, Inc.	968	47,519
Valero Energy Corp.	10,898	212,293

		14,385,531

Food & Staples Retailing 0.5%
Safeway, Inc.	7,455	171,390
SUPERVALU, Inc.	4,019	36,332
Sysco Corp.	11,042	320,439

		528,161

Food, Beverage & Tobacco 8.7%
Altria Group, Inc.	39,524	948,576
Archer-Daniels-Midland Co.	11,180	324,108
Bunge Ltd.	2,666	162,146
Campbell Soup Co.	3,975	134,753
Coca-Cola Enterprises, Inc.	6,298	152,097
ConAgra Foods, Inc.	8,493	182,430
Constellation Brands, Inc., Class A *	3,755	77,391
Dr. Pepper Snapple Group, Inc.	4,483	164,212
General Mills, Inc.	11,653	411,701
H.J. Heinz Co.	5,955	287,448
Hormel Foods Corp.	1,422	69,792
Kellogg Co.	4,902	241,325
Kraft Foods, Inc., Class A	30,444	920,931
Lorillard, Inc.	2,973	236,591
McCormick & Co., Inc.	2,305	101,443
Molson Coors Brewing Co., Class B	3,016	143,712
Philip Morris International, Inc.	34,845	1,982,332
Reynolds American, Inc.	6,461	199,903
Sara Lee Corp.	12,059	180,885
Smithfield Foods, Inc. *	2,965	52,214
The Coca-Cola Co.	40,470	2,556,490
The Hershey Co.	3,053	142,880
The J.M. Smucker Co.	2,289	144,779
Tyson Foods, Inc., Class A	5,574	88,236

		9,906,375

Health Care Equipment & Services 0.7%
Beckman Coulter, Inc.	1,320	72,217
Cardinal Health, Inc.	6,977	248,241
CIGNA Corp.	5,332	196,271
Humana, Inc. *	3,268	183,139
Omnicare, Inc.	2,378	54,837
Teleflex, Inc.	730	36,456

		791,161

Household & Personal Products 3.7%
Alberto-Culver Co.	1,672	62,199
Avon Products, Inc.	8,120	231,907
Kimberly-Clark Corp.	7,752	479,771
The Clorox Co.	2,622	162,066
The Procter & Gamble Co.	53,999	3,297,719

		4,233,662

Insurance 5.3%
ACE Ltd.	6,408	374,996
Aflac, Inc.	8,821	454,282
Allied World Assurance Co. Holdings Ltd.	809	47,521
American Financial Group, Inc.	1,496	46,032
American International Group, Inc. *	2,307	95,256
American National Insurance Co.	269	21,391
Aon Corp.	5,590	224,271
Arch Capital Group Ltd. *	898	81,089
Assurant, Inc.	2,092	73,785
Assured Guaranty Ltd.	3,235	55,027
Axis Capital Holdings Ltd.	2,169	76,652
Cincinnati Financial Corp.	2,794	84,225
CNA Financial Corp. *	528	13,633
Everest Re Group Ltd.	995	83,073
Fidelity National Financial, Inc., Class A	4,371	59,009
Genworth Financial, Inc., Class A *	8,858	103,284
Hanover Insurance Group, Inc.	826	37,401
HCC Insurance Holdings, Inc.	2,290	64,303
Lincoln National Corp.	5,854	139,794
Loews Corp.	6,459	241,631
Marsh & McLennan Cos., Inc.	10,300	258,324
MetLife, Inc.	10,953	417,857
Old Republic International Corp.	4,645	58,806
PartnerRe Ltd.	1,337	103,618
Principal Financial Group, Inc.	5,764	157,011
Prudential Financial, Inc.	8,752	443,551
Reinsurance Group of America, Inc.	1,408	70,301
RenaissanceRe Holdings Ltd.	1,062	64,017
The Allstate Corp.	9,546	277,884
The Chubb Corp.	5,955	339,495
The Hartford Financial Services Group, Inc.	8,558	190,501
The Progressive Corp.	11,806	240,134
The Travelers Cos., Inc.	8,897	480,349

2

 Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Torchmark Corp.	1,584	91,033
Transatlantic Holdings, Inc.	1,232	62,339
Unum Group	6,192	133,066
Validus Holdings Ltd.	1,577	46,064
W.R. Berkley Corp.	2,530	67,526
XL Group plc	6,556	128,891

		6,007,422

Materials 3.1%
Air Products & Chemicals, Inc.	3,741	322,549
Ashland, Inc.	1,335	67,925
Bemis Co., Inc.	2,024	63,594
Celanese Corp., Series A	2,961	109,557
E.I. du Pont de Nemours & Co.	17,032	800,334
Eastman Chemical Co.	1,320	102,709
Huntsman Corp.	3,701	57,255
International Flavors & Fragrances, Inc.	1,496	78,570
International Paper Co.	7,654	191,120
MeadWestvaco Corp.	3,273	81,301
Owens-Illinois, Inc. *	3,064	82,360
PPG Industries, Inc.	3,163	246,588
Sealed Air Corp.	3,051	70,936
Smurfit-Stone Container Corp. *	957	22,872
Sonoco Products Co.	1,850	60,606
The Dow Chemical Co.	21,758	678,414
The Scotts Miracle-Gro Co., Class A	880	43,965
The Valspar Corp.	1,760	58,150
Vulcan Materials Co.	2,180	87,462
Walter Energy, Inc.	988	101,408
Weyerhaeuser Co.	10,106	168,669

		3,496,344

Media 2.8%
CBS Corp., Class B	12,253	206,340
Gannett Co., Inc.	4,561	59,795
News Corp., Class A	43,949	599,464
Omnicom Group, Inc.	5,762	261,825
The McGraw-Hill Cos., Inc.	5,983	206,354
The Walt Disney Co.	33,651	1,228,598
Time Warner, Inc.	21,414	631,499

		3,193,875

Pharmaceuticals, Biotechnology & Life Sciences 9.5%
Abbott Laboratories	29,240	1,359,952
Bristol-Myers Squibb Co.	32,744	826,459
Dendreon Corp. *	2,752	98,356
Eli Lilly & Co.	18,597	625,975
Forest Laboratories, Inc. *	5,450	173,801
Johnson & Johnson	52,567	3,235,499
Merck & Co., Inc.	58,433	2,014,186
Pfizer, Inc.	153,150	2,494,813

		10,829,041

Real Estate 2.2%
AMB Property Corp.	3,279	95,681
Annaly Capital Management, Inc.	11,933	217,061
Brookfield Properties Corp.	4,913	79,443
Equity Residential	5,374	268,592
General Growth Properties, Inc.	7,052	114,172
HCP, Inc.	5,825	191,817
Health Care REIT, Inc.	2,385	110,378
Host Hotels & Resorts, Inc.	12,681	208,983
Kimco Realty Corp.	7,761	129,298
Liberty Property Trust	2,114	66,253
Nationwide Health Properties, Inc.	2,408	86,808
Piedmont Office Realty Trust, Inc., Class A	1,056	21,004
Plum Creek Timber Co., Inc.	3,139	113,130
ProLogis	10,492	136,501
Rayonier, Inc.	1,496	76,236
Realty Income Corp.	1,835	62,482
Regency Centers Corp.	1,571	63,971
The Macerich Co.	2,462	114,089
The St. Joe Co. *	1,760	30,976
UDR, Inc.	3,062	68,283
Vornado Realty Trust	3,403	277,617

		2,532,775

Retailing 1.7%
Abercrombie & Fitch Co., Class A	1,665	83,666
American Eagle Outfitters, Inc.	3,888	64,152
AutoNation, Inc. *	1,408	36,791
Genuine Parts Co.	3,053	146,971
J.C. Penney Co., Inc.	3,933	130,851
Limited Brands, Inc.	5,310	178,788
Macy’s, Inc.	7,958	204,361
The Gap, Inc.	7,138	152,468
The Home Depot, Inc.	32,250	974,273

		1,972,321

Semiconductors & Semiconductor Equipment 3.5%
Analog Devices, Inc.	5,642	200,630
Applied Materials, Inc.	25,411	315,859
Intel Corp.	105,694	2,232,257
KLA-Tencor Corp.	3,229	118,407
Linear Technology Corp.	3,900	127,140
Maxim Integrated Products, Inc.	5,852	136,059
Microchip Technology, Inc.	3,493	117,400
National Semiconductor Corp.	4,561	60,889
Texas Instruments, Inc.	22,639	719,920

		4,028,561

Software & Services 0.5%
AOL, Inc. *	2,088	50,488
Broadridge Financial Solutions, Inc.	2,244	46,204
Computer Sciences Corp.	2,965	132,328
CoreLogic, Inc.	1,864	33,943
Lender Processing Services, Inc.	1,756	54,032
Paychex, Inc.	6,134	175,064
Synopsys, Inc. *	2,821	72,472

		564,531

Technology Hardware & Equipment 3.4%
Avnet, Inc. *	2,875	88,119
International Business Machines Corp.	23,946	3,387,401
Molex, Inc.	2,525	52,520

 3

 Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Xerox Corp.	26,144	299,610

		3,827,650

Telecommunication Services 5.1%
AT&T, Inc.	112,748	3,133,267
CenturyLink, Inc.	5,790	248,912
Frontier Communications Corp.	19,116	173,956
Qwest Communications International, Inc.	26,870	188,090
Sprint Nextel Corp. *	56,161	212,288
Telephone & Data Systems, Inc.	1,812	64,652
Verizon Communications, Inc.	53,765	1,721,018
Windstream Corp.	9,326	121,611

		5,863,794

Transportation 1.5%
Norfolk Southern Corp.	6,925	416,677
Ryder System, Inc.	990	42,679
Southwest Airlines Co.	14,315	190,676
United Continental Holdings, Inc. *	5,934	164,253
United Parcel Service, Inc., Class B	13,248	929,082

		1,743,367

Utilities 6.6%
AGL Resources, Inc.	1,517	55,720
Allegheny Energy, Inc.	3,227	73,640
Alliant Energy Corp.	2,112	76,687
Ameren Corp.	4,563	131,049
American Electric Power Co., Inc.	9,030	321,468
American Water Works Co., Inc.	3,338	81,814
Aqua America, Inc.	2,611	56,267
Atmos Energy Corp.	1,760	52,923
CenterPoint Energy, Inc.	7,465	116,678
CMS Energy Corp.	4,371	78,547
Consolidated Edison, Inc.	5,332	257,909
Constellation Energy Group, Inc.	3,268	92,681
Dominion Resources, Inc.	11,150	463,060
DPL, Inc.	2,288	57,955
DTE Energy Co.	3,234	144,075
Duke Energy Corp.	24,635	432,344
Edison International	5,764	212,922
Energen Corp.	1,414	61,608
Entergy Corp.	3,499	249,269
Exelon Corp.	12,498	492,046
FirstEnergy Corp.	5,676	199,284
Integrys Energy Group, Inc.	1,442	70,225
MDU Resources Group, Inc.	3,325	67,963
National Fuel Gas Co.	1,322	83,762
NextEra Energy, Inc.	7,912	400,506
NiSource, Inc.	5,310	88,836
Northeast Utilities	3,315	103,097
NSTAR	2,026	83,876
NV Energy, Inc.	4,473	61,235
OGE Energy Corp.	1,848	82,255
Pepco Holdings, Inc.	4,195	76,978
PG&E Corp.	7,402	347,376
Pinnacle West Capital Corp.	2,086	84,316
PPL Corp.	9,120	231,739
Progress Energy, Inc.	5,515	240,950
Public Service Enterprise Group, Inc.	9,818	302,689
Questar Corp.	3,308	54,946
SCANA Corp.	2,236	90,826
Sempra Energy	4,355	218,142
Southern Co.	15,532	585,867
TECO Energy, Inc.	3,845	64,404
UGI Corp.	2,026	60,112
Vectren Corp.	1,498	38,798
Westar Energy, Inc.	2,088	52,012
Wisconsin Energy Corp.	2,206	132,845
Xcel Energy, Inc.	8,786	206,471

		7,538,172

Total Common Stock
(Cost $110,344,145)		113,688,013

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserve Fund - Institutional Class	39,562	39,562

Total Other Investment Company
(Cost $39,562)		39,562

End of Investments

At 11/30/10, the tax basis cost of the fund’s investments was $110,422,653 and the unrealized appreciation and depreciation were $6,126,599 and ($2,821,677), respectively, with a net unrealized appreciation $3,304,922.

*	Non-income producing security.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

4

 Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$113,688,013	$—	$—	$113,688,013
Other Investment Company(a)	39,562	—	—	39,562

Total	$113,727,575	$—	$—	$113,727,575

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG56690NOV10 - 00

 5

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of November 30, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.7%	Common Stock	257,980,250	276,184,177
0.1%	Other Investment Company	249,933	249,933

99.8%	Total Investments	258,230,183	276,434,110
0.2%	Other Assets and Liabilities, Net		522,978

100.0%	Net Assets		276,957,088

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.3%
American Axle & Manufacturing Holdings, Inc. *	11,613	124,724
ArvinMeritor, Inc. *	16,540	295,239
Cooper Tire & Rubber Co.	11,191	233,780
Dana Holding Corp. *	25,535	385,834
Dorman Products, Inc. *	2,379	93,994
Drew Industries, Inc. *	3,402	68,720
Exide Technologies *	9,580	78,364
Federal-Mogul Corp. *	4,606	86,132
Fuel Systems Solutions, Inc. *	2,448	84,603
Gentex Corp.	25,265	530,312
Modine Manufacturing Co. *	8,710	120,721
Superior Industries International, Inc.	4,604	89,502
Tenneco, Inc. *	11,146	406,383
Tesla Motors, Inc. *	2,511	88,714
Thor Industries, Inc.	6,640	196,079
Tower International, Inc. *	870	13,050
WABCO Holdings, Inc. *	12,016	597,195
Winnebago Industries, Inc. *	5,497	57,609

		3,550,955

Banks 6.1%
1st Source Corp.	2,685	50,129
Arrow Financial Corp.	2,102	58,730
Associated Banc-Corp	31,729	405,973
Astoria Financial Corp.	16,194	194,976
BancFirst Corp.	1,317	53,444
BancorpSouth, Inc.	14,304	183,806
Bank Mutual Corp.	7,576	34,698
Bank of Hawaii Corp.	8,749	378,832
Bank of the Ozarks, Inc.	2,561	97,036
BankFinancial Corp.	3,760	35,081
Beneficial Mutual Bancorp, Inc. *	7,582	58,912
Berkshire Hills Bancorp, Inc.	2,685	53,888
Boston Private Financial Holdings, Inc.	13,950	74,911
Brookline Bancorp, Inc.	10,494	103,156
Camden National Corp.	1,289	46,275
Capital City Bank Group, Inc.	2,392	30,259
CapitalSource, Inc.	54,480	351,941
Cardinal Financial Corp.	5,414	56,089
Cathay General Bancorp	14,652	197,949
Centerstate Banks, Inc.	5,091	35,993
Chemical Financial Corp.	4,799	100,395
Citizens Republic Bancorp, Inc. *	52,200	30,276
City Holding Co.	3,053	97,910
Clifton Savings Bancorp, Inc.	2,024	19,147
CoBiz Financial, Inc.	8,021	39,383
Columbia Banking System, Inc.	7,204	125,638
Community Bank System, Inc.	6,233	150,091
Community Trust Bancorp, Inc.	2,657	73,094
CVB Financial Corp.	16,982	133,648
Danvers Bancorp, Inc.	3,605	54,976
Dime Community Bancshares	5,920	80,808
Doral Financial Corp. *	9,353	13,188
East West Bancorp, Inc.	27,154	470,850
ESSA Bancorp, Inc.	2,392	31,455
F.N.B. Corp.	20,912	183,398
First Bancorp	3,208	46,484
First BanCorp Puerto Rico *	41,984	10,076
First Busey Corp.	12,144	52,826
First Citizens BancShares, Inc., Class A	1,079	187,627
First Commonwealth Financial Corp.	13,747	85,231
First Community Bancshares, Inc.	3,053	42,345
First Financial Bancorp	10,886	179,837
First Financial Bankshares, Inc.	3,740	180,904
First Financial Corp.	2,133	64,289
First Financial Holdings, Inc.	3,208	35,256
First Interstate BancSystem, Inc.	2,727	37,142
First Merchants Corp.	4,806	39,842
First Midwest Bancorp, Inc.	13,695	128,322
First Niagara Financial Group, Inc.	38,238	473,578
FirstMerit Corp.	19,762	344,353
Flagstar Bancorp, Inc. *	15,322	18,999
Flushing Financial Corp.	5,526	74,048
Fulton Financial Corp.	36,202	313,147
Glacier Bancorp, Inc.	12,896	171,904
Great Southern Bancorp, Inc.	1,683	37,632
Hancock Holding Co.	5,879	185,188
Heartland Financial USA, Inc.	2,685	43,148
Home Bancshares, Inc.	4,790	99,153
Hudson Valley Holding Corp.	2,531	50,116
IBERIABANK Corp.	4,698	236,826
Independent Bank Corp.	3,973	96,504
International Bancshares Corp.	10,684	183,765
Investors Bancorp, Inc. *	8,945	109,576
Kearny Financial Corp.	3,973	34,128
Lakeland Financial Corp.	2,686	56,164
MB Financial, Inc.	9,591	136,480
Meridian Interstate Bancorp, Inc. *	2,024	22,163
MGIC Investment Corp. *	36,782	313,383
Nara Bancorp, Inc. *	7,239	59,070

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Penn Bancshares, Inc.	23,041	154,605
NBT Bancorp, Inc.	6,473	143,701
NewAlliance Bancshares, Inc.	17,973	239,760
Northfield Bancorp, Inc.	3,944	50,128
Northwest Bancshares, Inc.	8,554	87,764
Ocwen Financial Corp. *	13,463	118,474
Old National Bancorp	15,976	164,713
Oriental Financial Group, Inc.	9,020	104,632
Oritani Financial Corp.	3,199	35,925
Orrstown Financial Services, Inc.	1,305	34,191
PacWest Bancorp	5,654	96,118
Park National Corp.	2,436	164,576
Pinnacle Financial Partners, Inc. *	6,233	61,270
Popular, Inc. *	190,008	547,223
PrivateBancorp, Inc.	11,250	136,800
Prosperity Bancshares, Inc.	8,438	274,573
Provident Financial Services, Inc.	10,837	149,334
Provident New York Bancorp	7,097	66,499
Radian Group, Inc.	24,892	176,484
Renasant Corp.	4,584	79,395
Republic Bancorp, Inc., Class A	1,949	39,974
Rockville Financial, Inc.	1,501	16,511
Roma Financial Corp.	1,411	13,602
S&T Bancorp, Inc.	5,158	101,200
S.Y. Bancorp, Inc.	2,209	52,839
Sandy Spring Bancorp, Inc.	4,487	76,144
SCBT Financial Corp.	2,315	71,557
Signature Bank *	7,427	326,417
Simmons First National Corp., Class A	2,869	83,344
Southside Bancshares, Inc.	3,027	63,325
StellarOne Corp.	4,313	56,500
Sterling Bancorp	4,914	46,142
Sterling Bancshares, Inc.	18,500	109,797
Suffolk Bancorp	1,840	47,251
Susquehanna Bancshares, Inc.	23,713	190,890
SVB Financial Group *	7,575	340,345
Synovus Financial Corp.	121,124	245,882
TCF Financial Corp.	24,592	334,697
Texas Capital Bancshares, Inc. *	6,841	129,158
The PMI Group, Inc. *	26,540	82,805
Tompkins Financial Corp.	1,567	60,110
TowneBank	5,265	81,292
TriCo Bancshares	2,840	40,981
TrustCo Bank Corp.	15,439	86,613
Trustmark Corp.	10,323	220,293
UMB Financial Corp.	5,947	221,823
Umpqua Holdings Corp.	20,781	220,071
Union First Market Bankshares Corp.	3,516	48,169
United Bankshares, Inc.	7,898	207,007
United Community Banks, Inc. *	15,198	23,253
United Financial Bancorp, Inc.	2,869	42,547
Univest Corp. of Pennsylvania	3,211	59,757
Valley National Bancorp	29,757	377,914
ViewPoint Financial Group	2,862	30,022
Washington Federal, Inc.	20,597	304,012
Washington Trust Bancorp, Inc.	2,657	55,770
Webster Financial Corp.	12,056	198,924
WesBanco, Inc.	4,789	83,472
Westamerica Bancorp	5,310	259,553
Western Alliance Bancorp *	13,589	83,844
Westfield Financial, Inc.	5,321	43,739
Whitney Holding Corp.	17,498	164,306
Wilmington Trust Corp.	16,535	64,817
Wilshire Bancorp, Inc.	4,289	30,366
Wintrust Financial Corp.	5,701	163,334
WSFS Financial Corp.	1,505	65,468

		16,807,843

Capital Goods 10.2%
3D Systems Corp. *	3,557	100,094
A.O. Smith Corp.	7,045	277,643
A123 Systems, Inc. *	13,930	107,122
AAON, Inc.	2,685	68,870
AAR CORP. *	7,364	180,860
Aceto Corp.	5,627	42,146
Actuant Corp., Class A	12,436	293,863
Acuity Brands, Inc.	7,896	425,279
Advanced Battery Technologies, Inc. *	11,328	42,820
Aerovironment, Inc. *	2,545	62,862
Aircastle Ltd.	9,626	92,217
Albany International Corp., Class A	4,892	103,221
Altra Holdings, Inc. *	5,157	86,534
Ameresco, Inc., Class A *	1,590	20,591
American Railcar Industries, Inc. *	1,645	24,691
American Science & Engineering, Inc.	1,740	140,279
American Superconductor Corp. *	7,830	260,582
American Woodmark Corp.	1,840	38,290
Ameron International Corp.	1,566	110,873
Ampco-Pittsburgh Corp.	1,501	39,536
Apogee Enterprises, Inc.	5,313	59,771
Applied Industrial Technologies, Inc.	7,093	211,939
Applied Signal Technology, Inc.	2,501	82,183
Armstrong World Industries, Inc. *	3,690	178,854
Astec Industries, Inc. *	3,450	103,327
AZZ, Inc.	2,197	81,882
Badger Meter, Inc.	2,844	120,642
Baldor Electric Co.	8,004	506,733
Barnes Group, Inc.	8,393	160,222
BE Aerospace, Inc. *	17,932	636,586
Beacon Roofing Supply, Inc. *	7,830	134,598
Belden, Inc.	8,533	283,978
Blount International, Inc. *	8,746	135,213
Brady Corp., Class A	8,631	266,957
Briggs & Stratton Corp.	9,116	158,710
Broadwind Energy, Inc. *	9,928	18,962
Builders FirstSource, Inc. *	9,760	15,421
Capstone Turbine Corp. *	46,712	36,529
Carlisle Cos., Inc.	11,494	420,910
Cascade Corp.	1,639	59,856
Ceradyne, Inc. *	4,636	122,483
Chart Industries, Inc. *	5,497	173,870
CIRCOR International, Inc.	3,237	127,861
CLARCOR, Inc.	9,335	380,028
Colfax Corp. *	4,572	77,175
Columbus McKinnon Corp. *	3,605	59,158
Comfort Systems USA, Inc.	6,787	75,675
Crane Co.	9,299	348,527
Cubic Corp.	3,025	138,031
Curtiss-Wright Corp.	8,526	264,903
DigitalGlobe, Inc. *	5,160	152,375
Douglas Dynamics, Inc.	3,490	51,478
Ducommun, Inc.	1,949	43,619
Dycom Industries, Inc. *	6,879	90,940

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dynamic Materials Corp.	2,392	38,487
EMCOR Group, Inc. *	12,245	328,166
Encore Wire Corp.	3,603	82,076
Ener1, Inc. *	13,751	59,817
Energy Conversion Devices, Inc. *	7,399	33,222
Energy Recovery, Inc. *	8,178	27,233
EnerSys *	8,452	255,166
EnPro Industries, Inc. *	3,761	137,841
ESCO Technologies, Inc.	4,826	169,296
Esterline Technologies Corp. *	5,568	327,844
Evergreen Solar, Inc. *	35,506	27,624
Federal Signal Corp.	11,406	73,112
Force Protection, Inc. *	14,056	72,107
Franklin Electric Co., Inc.	3,605	140,271
FreightCar America, Inc.	2,209	54,872
FuelCell Energy, Inc. *	17,878	20,202
Furmanite Corp. *	7,024	46,569
Gardner Denver, Inc.	9,570	626,356
GATX Corp.	7,413	245,889
GenCorp, Inc. *	9,237	45,354
Generac Holdings, Inc. *	5,076	75,429
General Cable Corp. *	9,511	311,866
GeoEye, Inc. *	4,136	164,861
Gibraltar Industries, Inc. *	5,500	55,935
Global Power Equipment Group, Inc. *	2,829	56,354
Graco, Inc.	11,014	396,063
GrafTech International Ltd. *	22,188	434,885
Graham Corp.	1,949	31,886
Granite Construction, Inc.	6,156	156,178
Great Lakes Dredge & Dock Co.	10,660	81,869
Griffon Corp. *	9,176	111,213
GT Solar International, Inc. *	11,907	79,658
H&E Equipment Services, Inc. *	4,731	47,073
Harsco Corp.	14,964	360,034
HEICO Corp., Class A	5,087	198,342
Hexcel Corp. *	17,637	302,475
Houston Wire & Cable Co.	3,191	33,984
IDEX Corp.	15,148	567,596
II-VI, Inc. *	4,882	199,332
InsituForm Technologies, Inc., Class A *	7,026	155,556
Interline Brands, Inc. *	6,105	125,763
John Bean Technologies Corp.	5,313	98,025
Kaman Corp.	4,790	134,934
Kaydon Corp.	6,029	210,894
Kennametal, Inc.	14,974	506,421
L.B. Foster Co., Class A *	1,841	63,864
Ladish Co., Inc. *	2,841	133,357
Lawson Products, Inc.	522	10,497
Layne Christensen Co. *	3,760	123,967
Lennox International, Inc.	9,426	414,650
Lindsay Corp.	2,436	143,821
MasTec, Inc. *	10,384	148,803
Michael Baker Corp. *	1,499	48,103
Moog, Inc., Class A *	7,592	279,841
Mueller Industries, Inc.	7,025	214,192
Mueller Water Products, Inc., Class A	26,814	94,385
MYR Group, Inc. *	3,163	49,881
NACCO Industries, Inc., Class A	1,044	96,685
Nordson Corp.	5,742	456,087
Northwest Pipe Co. *	1,685	37,390
Orbital Sciences Corp. *	10,866	177,116
Orion Marine Group, Inc. *	5,076	68,221
Otter Tail Corp.	6,316	129,857
Pike Electric Corp. *	3,392	24,185
Polypore International, Inc. *	4,366	138,751
Powell Industries, Inc. *	1,472	51,785
Primoris Services Corp.	3,790	33,504
Quanex Building Products Corp.	6,970	115,284
Raven Industries, Inc.	3,828	169,963
RBC Bearings, Inc. *	3,937	145,236
Regal-Beloit Corp.	6,960	424,560
Robbins & Myers, Inc.	4,892	151,701
RSC Holdings, Inc. *	9,799	76,334
Rush Enterprises, Inc., Class A *	6,233	109,514
Sauer-Danfoss, Inc. *	2,025	61,540
Seaboard Corp.	61	113,582
Simpson Manufacturing Co., Inc.	6,974	180,417
Snap-On, Inc.	10,527	557,194
Standex International Corp.	2,436	72,836
Sterling Construction Co., Inc. *	3,024	40,794
Sun Hydraulics Corp.	2,317	72,198
SunPower Corp., Class A *	17,756	207,035
TAL International Group, Inc.	2,317	65,641
Taser International, Inc. *	13,251	53,402
Tecumseh Products Co., Class A *	3,237	43,149
Teledyne Technologies, Inc. *	6,562	263,924
Tennant Co.	3,208	109,521
Terex Corp. *	20,194	490,310
Textainer Group Holdings Ltd.	3,393	94,393
The Gorman-Rupp Co.	2,705	80,420
The Greenbrier Cos., Inc. *	3,781	70,932
The Keyw Holding Corp. *	1,682	21,025
The Manitowoc Co., Inc.	24,544	269,493
The Middleby Corp. *	3,480	280,036
The Toro Co.	6,090	354,499
Thomas & Betts Corp. *	9,650	428,942
Titan International, Inc.	6,115	97,718
Titan Machinery, Inc. *	2,840	59,541
TransDigm Group, Inc. *	6,786	464,841
Tredegar Corp.	4,182	77,911
Trex Co., Inc. *	2,657	49,022
TriMas Corp. *	2,989	59,631
Trinity Industries, Inc.	14,550	333,195
Triumph Group, Inc.	3,654	307,411
Tutor Perini Corp.	5,077	96,717
United Rentals, Inc. *	11,026	216,330
Universal Forest Products, Inc.	3,540	115,687
USG Corp. *	12,318	156,315
Valmont Industries, Inc.	4,002	323,602
Vicor Corp.	3,945	66,197
Wabash National Corp. *	12,584	132,761
Wabtec Corp.	8,789	406,315
Watsco, Inc.	4,698	283,148
Watts Water Technologies, Inc., Class A	5,306	172,710
WESCO International, Inc. *	7,720	368,398
Woodward Governor Co.	10,664	359,910

		28,216,076

Commercial & Professional Services 2.9%
ABM Industries, Inc.	7,839	180,532

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Acacia Research - Acacia Technologies *	6,405	174,536
Acco Brands Corp. *	10,547	74,040
Administaff, Inc.	4,368	123,571
American Reprographics Co. *	6,587	46,307
APAC Customer Services, Inc. *	6,119	36,225
CBIZ, Inc. *	10,289	61,940
CDI Corp.	2,393	41,040
Cenveo, Inc. *	9,763	49,987
Clean Harbors, Inc. *	4,350	322,118
Consolidated Graphics, Inc. *	1,841	87,558
CoStar Group, Inc. *	3,774	199,041
Courier Corp.	2,130	30,267
CRA International, Inc. *	2,024	44,730
Deluxe Corp.	9,681	205,140
EnergySolutions, Inc.	16,205	81,025
EnerNOC, Inc. *	3,425	84,015
Ennis, Inc.	4,892	83,506
Exponent, Inc. *	2,498	87,230
FTI Consulting, Inc. *	8,606	306,718
Fuel Tech, Inc. *	3,574	26,126
G&K Services, Inc., Class A	3,422	94,926
Healthcare Services Group, Inc.	11,048	175,987
Heidrick & Struggles International, Inc.	3,237	67,233
Herman Miller, Inc.	10,231	220,376
Higher One Holdings, Inc. *	1,690	34,239
Hill International, Inc. *	6,405	33,178
HNI Corp.	6,734	179,394
Huron Consulting Group, Inc. *	3,974	90,250
ICF International, Inc. *	3,212	76,895
Innerworkings, Inc. *	5,058	31,208
Interface, Inc. Class A	9,846	142,176
KAR Auction Services, Inc. *	4,365	52,598
Kelly Services, Inc., Class A *	5,313	94,970
Kforce, Inc. *	6,812	102,929
Kimball International, Inc., Class B	5,220	30,589
Knoll, Inc.	9,101	139,700
Korn/Ferry International *	8,733	151,256
M&F Worldwide Corp. *	2,005	47,218
McGrath Rentcorp	4,607	128,627
Metalico, Inc. *	6,814	29,777
Mine Safety Appliances Co.	5,792	166,925
Mistras Group, Inc. *	2,887	34,355
Mobile Mini, Inc. *	6,730	121,611
Monster Worldwide, Inc. *	24,196	546,346
Navigant Consulting, Inc. *	8,798	73,199
On Assignment, Inc. *	8,067	55,420
Quad Graphics, Inc. *	4,872	211,932
Resources Connection, Inc.	8,459	141,519
RINO International Corp. *,(a)	1,681	10,221
Rollins, Inc.	9,463	255,690
Schawk, Inc.	2,317	41,567
School Specialty, Inc. *	3,025	38,206
SFN Group, Inc. *	8,837	75,733
Standard Parking Corp. *	2,885	51,238
Steelcase, Inc., Class A	15,702	150,425
Sykes Enterprises, Inc. *	7,728	142,195
Team, Inc. *	3,605	73,398
Tetra Tech, Inc. *	11,274	260,542
The Advisory Board Co. *	2,870	136,210
The Brink’s Co.	8,598	210,995
The Corporate Executive Board Co.	6,212	215,494
The Geo Group, Inc. *	12,579	303,154
TrueBlue, Inc. *	8,364	137,839
United Stationers, Inc. *	4,272	271,144
US Ecology, Inc.	3,237	50,853
Viad Corp.	3,761	89,324
Volt Information Sciences, Inc. *	2,024	13,520
VSE Corp.	732	22,231

		8,170,464

Consumer Durables & Apparel 3.7%
American Greetings Corp., Class A	7,025	140,992
Beazer Homes USA, Inc. *	13,869	57,695
Blyth, Inc.	1,246	55,547
Brookfield Homes Corp. *	1,840	16,229
Brunswick Corp.	16,220	258,709
Callaway Golf Co.	11,262	86,267
Carter’s, Inc. *	10,886	344,651
Cavco Industries, Inc. *	1,069	38,976
Columbia Sportswear Co.	2,725	151,619
Crocs, Inc. *	15,735	276,071
CSS Industries, Inc.	1,416	25,870
Deckers Outdoor Corp. *	7,134	548,605
Eastman Kodak Co. *	49,764	234,388
Ethan Allen Interiors, Inc.	5,077	83,720
Fossil, Inc. *	8,874	600,326
Furniture Brands International, Inc. *	6,885	30,363
G-III Apparel Group Ltd. *	2,958	80,960
Hanesbrands, Inc. *	17,186	466,600
Helen of Troy Ltd. *	5,342	126,178
Hovnanian Enterprises, Inc., Class A *	7,538	27,966
Iconix Brand Group, Inc. *	13,081	244,353
iRobot Corp. *	4,351	88,325
JAKKS Pacific, Inc. *	5,341	102,814
Jarden Corp.	16,917	519,352
K-Swiss, Inc., Class A *	4,974	62,274
KB HOME	14,195	160,403
Kenneth Cole Productions, Inc., Class A *	1,472	19,916
La-Z-Boy, Inc. *	9,754	73,448
Leapfrog Enterprises, Inc. *	8,324	47,280
Liz Claiborne, Inc. *	16,815	122,918
M.D.C Holdings, Inc.	6,813	170,121
M/I Homes, Inc. *	3,393	39,121
MaidenForm Brands, Inc. *	4,118	112,998
Marine Products Corp. *	2,840	18,119
Meritage Homes Corp. *	5,709	108,300
Movado Group, Inc. *	3,392	40,704
National Presto Industries, Inc.	870	101,007
Oxford Industries, Inc.	2,685	66,320
Perry Ellis International, Inc. *	2,045	55,644
Polaris Industries, Inc.	6,090	442,682
Pool Corp.	9,284	196,728
Quiksilver, Inc. *	24,952	107,294
RC2 Corp. *	3,945	87,382
Sealy Corp. *	9,713	29,333
Skechers U.S.A., Inc., Class A *	6,100	140,849
Skyline Corp.	1,288	24,446
Smith & Wesson Holding Corp. *	11,658	44,767
Standard Pacific Corp. *	20,381	72,556
Steven Madden Ltd. *	4,621	209,100
Tempur-Pedic International, Inc. *	12,364	434,100

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Jones Group, Inc.	15,941	215,841
The Ryland Group, Inc.	7,869	114,730
The Timberland Co., Class A *	7,936	196,654
The Warnaco Group, Inc. *	8,352	449,755
True Religion Apparel, Inc. *	4,002	89,765
Tupperware Brands Corp.	11,658	541,864
Under Armour, Inc., Class A *	6,821	393,776
UniFirst Corp.	2,710	138,942
Universal Electronics, Inc. *	2,562	70,404
Vera Bradley, Inc. *	1,740	56,968
Volcom, Inc.	3,237	58,266
Weyco Group, Inc.	1,622	39,269
Wolverine World Wide, Inc.	8,942	279,437

		10,240,057

Consumer Services 4.1%
AFC Enterprises, Inc. *	4,891	64,952
Ambassadors Group, Inc.	3,760	41,398
American Public Education, Inc. *	3,393	115,939
Ameristar Casinos, Inc.	4,524	80,799
Bally Technologies, Inc. *	9,974	390,682
Biglari Holdings, Inc. *	245	95,133
BJ’s Restaurants, Inc. *	4,208	154,223
Bob Evans Farms, Inc.	5,865	182,636
Boyd Gaming Corp. *	10,624	94,978
Bravo Brio Restaurant Group, Inc. *	1,740	30,554
Bridgepoint Education, Inc. *	3,577	54,728
Brinker International, Inc.	18,545	379,060
Buffalo Wild Wings, Inc. *	3,393	164,527
California Pizza Kitchen, Inc. *	4,606	77,887
Cambium Learning Group, Inc. *	1,740	5,185
Capella Education Co. *	2,610	143,002
Career Education Corp. *	12,058	214,512
CEC Entertainment, Inc. *	3,925	147,266
Choice Hotels International, Inc.	5,926	220,743
Churchill Downs, Inc.	2,276	90,107
Coinstar, Inc. *	5,568	358,802
Corinthian Colleges, Inc. *	15,387	63,548
Cracker Barrel Old Country Store, Inc.	4,312	227,070
Denny’s Corp. *	18,832	68,925
DineEquity, Inc. *	2,958	158,016
Domino’s Pizza, Inc. *	8,209	121,247
Education Management Corp. *	7,942	112,141
Gaylord Entertainment Co. *	6,622	227,333
Grand Canyon Education, Inc. *	5,757	109,613
Hillenbrand, Inc.	11,350	219,168
International Speedway Corp., Class A	5,342	126,552
Interval Leisure Group, Inc. *	7,549	125,087
Isle of Capri Casinos, Inc. *	3,392	29,816
ITT Educational Services, Inc. *	6,438	376,559
Jack in the Box, Inc. *	10,137	203,906
K12, Inc. *	5,701	146,174
Krispy Kreme Doughnuts, Inc. *	9,716	58,199
Life Time Fitness, Inc. *	7,788	307,159
Lincoln Educational Services Corp. *	3,495	51,237
Matthews International Corp., Class A	5,454	177,146
Morgans Hotel Group Co. *	4,429	33,838
National American University Holdings, Inc.	1,740	11,936
Orient-Express Hotels Ltd., Class A *	15,372	177,854
P.F. Chang’s China Bistro, Inc.	4,176	211,055
Panera Bread Co., Class A *	5,916	593,020
Papa John’s International, Inc. *	3,857	98,778
Peet’s Coffee & Tea, Inc. *	2,501	95,363
Pinnacle Entertainment, Inc. *	11,389	151,701
Pre-Paid Legal Services, Inc. *	1,392	90,035
Red Robin Gourmet Burgers, Inc. *	2,683	49,716
Regis Corp.	10,473	186,629
Ruby Tuesday, Inc. *	10,927	139,756
Scientific Games Corp., Class A *	12,554	101,060
Service Corp. International	45,296	365,086
Shuffle Master, Inc. *	10,102	108,394
Six Flags Entertainment Corp. *	5,220	283,185
Sonic Corp. *	10,650	99,684
Sotheby’s	12,712	509,878
Speedway Motorsports, Inc.	2,656	39,123
Steiner Leisure Ltd. *	2,542	102,239
Stewart Enterprises, Inc., Class A	14,513	82,289
Texas Roadhouse, Inc. *	10,728	183,341
The Cheesecake Factory, Inc. *	10,571	336,898
The Marcus Corp.	3,973	51,490
Universal Technical Institute, Inc.	4,494	93,071
Vail Resorts, Inc. *	6,615	299,527
Wendy’s/Arby’s Group, Inc., Class A	60,288	287,574
WMS Industries, Inc. *	10,962	486,165

		11,284,694

Diversified Financials 2.1%
Advance America Cash Advance Centers, Inc.	9,580	45,601
Artio Global Investors, Inc.	7,763	101,462
Asset Acceptance Capital Corp. *	3,654	21,486
BGC Partners, Inc., Class A	9,319	71,290
Calamos Asset Management, Inc., Class A	3,760	44,857
Cardtronics, Inc. *	6,158	104,070
Cash America International, Inc.	5,498	199,028
Cohen & Steers, Inc.	3,761	94,777
Compass Diversified Holdings	6,264	103,982
CompuCredit Holdings Corp.	3,399	20,394
Cowen Group, Inc., Class A *	6,933	28,287
Credit Acceptance Corp. *	929	57,663
Dollar Financial Corp. *	4,625	121,082
Duff & Phelps Corp., Class A	4,366	58,373
Encore Capital Group, Inc. *	2,656	49,375
Epoch Holding Corp.	2,745	44,002
Evercore Partners, Inc., Class A	3,256	98,266
EZCORP, Inc., Class A *	8,133	204,626
FBR Capital Markets Corp. *	10,028	36,301
Financial Engines, Inc. *	5,240	88,661
First Cash Financial Services, Inc. *	5,065	145,821
GAMCO Investors, Inc., Class A	870	38,324
GFI Group, Inc.	12,671	58,793
Gleacher & Co., Inc. *	13,756	34,528
Green Dot Corp., Class A *	754	43,642
Greenhill & Co., Inc.	5,568	417,266
Interactive Brokers Group, Inc., Class A *	6,814	124,969
International Assets Holding Corp. *	2,562	58,490
Investment Technology Group, Inc. *	7,935	116,645
Janus Capital Group, Inc.	33,694	351,765
KBW, Inc.	6,628	153,902

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Knight Capital Group, Inc., Class A *	17,328	227,690
LaBranche & Co., Inc. *	6,232	18,821
Life Partners Holdings, Inc.	1,316	28,149
MarketAxess Holdings, Inc.	5,312	96,625
MF Global Holdings Ltd. *	27,104	212,766
Nelnet, Inc., Class A	5,230	111,661
Netspend Holdings, Inc. *	3,306	44,300
NewStar Financial, Inc. *	5,942	50,150
optionsXpress Holdings, Inc. *	8,549	147,812
Penson Worldwide, Inc. *	4,012	19,538
PHH Corp. *	10,334	219,391
PICO Holdings, Inc. *	3,672	104,836
Piper Jaffray Cos., Inc. *	3,612	108,252
Portfolio Recovery Associates, Inc. *	3,316	210,135
Pzena Investment Management, Inc., Class A	3,005	21,366
Stifel Financial Corp. *	6,549	339,435
SWS Group, Inc.	4,350	22,620
The First Marblehead Corp. *	12,538	25,578
The Student Loan Corp.	736	22,065
TradeStation Group, Inc. *	7,496	47,675
Waddell & Reed Financial, Inc., Class A	15,774	485,839
Westwood Holdings Group, Inc.	1,392	49,959
World Acceptance Corp. *	2,860	126,012

		5,878,403

Energy 6.3%
Allis-Chalmers Energy, Inc. *	9,277	59,558
Alon USA Energy, Inc.	2,208	12,232
American Oil & Gas, Inc. *	10,698	102,915
Amyris, Inc. *	1,002	20,621
Apco Oil & Gas International, Inc.	1,657	62,552
Atlas Energy, Inc. *	14,331	615,516
ATP Oil & Gas Corp. *	8,180	120,410
Atwood Oceanics, Inc. *	10,196	362,978
Basic Energy Services, Inc. *	4,524	65,598
Berry Petroleum Co., Class A	8,777	334,492
Bill Barrett Corp. *	7,548	290,221
BPZ Resources, Inc. *	18,199	71,704
Brigham Exploration Co. *	21,760	547,264
Bristow Group, Inc. *	6,209	272,637
Cal Dive International, Inc. *	16,625	88,944
CARBO Ceramics, Inc.	3,828	371,890
Carrizo Oil & Gas, Inc. *	5,818	168,838
Cheniere Energy, Inc. *	10,543	58,725
Clayton Williams Energy, Inc. *	1,656	124,465
Clean Energy Fuels Corp. *	7,364	98,530
Cloud Peak Energy, Inc. *	6,100	127,917
Complete Production Services, Inc. *	13,411	381,543
Comstock Resources, Inc. *	7,830	191,835
Contango Oil & Gas Co. *	2,522	140,627
Crosstex Energy, Inc.	8,733	80,780
CVR Energy, Inc. *	10,276	123,620
Dawson Geophysical Co. *	1,472	41,245
Delek US Holdings, Inc.	2,659	18,932
Delta Petroleum Corp. *	34,810	26,497
DHT Holding, Inc.	7,560	33,188
Dresser-Rand Group, Inc. *	15,322	581,164
Dril-Quip, Inc. *	5,742	444,661
Energy Partners Ltd. *	5,275	63,880
Exterran Holdings, Inc. *	10,788	244,564
Frontier Oil Corp.	19,444	301,965
Gastar Exploration Ltd. *	8,542	40,233
General Maritime Corp.	13,950	53,289
Global Geophysical Services, Inc. *	1,740	16,095
Global Industries Ltd. *	19,753	123,061
GMX Resources, Inc. *	3,884	17,206
Goodrich Petroleum Corp. *	5,076	66,749
Green Plains Renewable Energy, Inc. *	3,191	35,037
Gulf Island Fabrication, Inc.	2,209	59,113
Gulfmark Offshore, Inc., Class A *	4,892	143,433
Gulfport Energy Corp. *	5,076	94,617
Hallador Energy Co.	985	11,328
Harvest Natural Resources, Inc. *	6,444	82,548
Helix Energy Solutions Group, Inc. *	19,185	269,166
Hercules Offshore, Inc. *	19,011	48,573
Holly Corp.	8,128	292,120
Hornbeck Offshore Services, Inc. *	4,524	99,754
Houston American Energy Corp.	3,374	58,067
International Coal Group, Inc. *	25,442	193,614
ION Geophysical Corp. *	22,816	164,047
Isramco, Inc. *	174	9,974
James River Coal Co. *	4,916	97,828
Key Energy Services, Inc. *	23,144	238,383
Kodiak Oil & Gas Corp. *	27,219	136,095
Lufkin Industries, Inc.	5,504	278,668
Matrix Service Co. *	5,311	52,738
McMoRan Exploration Co. *	16,014	239,089
Newpark Resources, Inc. *	16,091	92,041
Northern Oil and Gas, Inc. *	10,092	230,602
Oasis Petroleum, Inc. *	7,972	202,329
Oil States International, Inc. *	9,282	550,701
Overseas Shipholding Group, Inc.	4,698	164,289
OYO Geospace Corp. *	1,044	79,198
Parker Drilling Co. *	20,364	81,456
Patriot Coal Corp. *	14,380	232,668
Penn Virginia Corp.	8,437	133,811
Petroleum Development Corp. *	4,176	148,749
PetroQuest Energy, Inc. *	9,399	65,135
PHI, Inc. *	2,656	44,886
Pioneer Drilling Co. *	9,244	63,321
Rentech, Inc. *	41,630	51,621
Resolute Energy Corp. *	8,548	110,013
Rex Energy Corp. *	6,382	75,627
Rosetta Resources, Inc. *	9,604	344,015
RPC, Inc.	6,234	182,656
SandRidge Energy, Inc. *	69,784	360,085
SEACOR Holdings, Inc. *	4,002	436,218
SemGroup Corp., Class A *	6,612	172,705
Ship Finance International Ltd.	7,969	173,007
SM Energy Co.	11,842	588,429
Stone Energy Corp. *	7,686	158,793
Superior Energy Services, Inc. *	14,399	480,783
Swift Energy Co. *	7,144	260,685
T-3 Energy Services, Inc. *	2,393	85,071
Teekay Corp.	7,713	245,968
Tesco Corp. *	6,049	79,907
Tesoro Corp.	25,710	419,587
TETRA Technologies, Inc. *	12,528	137,808
Unit Corp. *	8,635	345,141
USEC, Inc. *	20,012	119,071
VAALCO Energy, Inc. *	10,656	78,748

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Venoco, Inc. *	3,760	65,462
W&T Offshore, Inc.	6,857	114,855
Warren Resources, Inc. *	11,670	51,698
Western Refining, Inc. *	10,102	98,495
Willbros Group, Inc. *	7,507	54,276
World Fuel Services Corp.	12,528	377,093

		17,330,336

Food & Staples Retailing 0.8%
Arden Group, Inc., Class A	348	28,188
BJ’s Wholesale Club, Inc. *	9,835	450,541
Casey’s General Stores, Inc.	6,859	272,611
Fresh Market, Inc. *	2,088	75,690
Ingles Markets, Inc., Class A	2,317	43,212
Nash Finch Co.	2,232	82,472
PriceSmart, Inc.	3,042	102,120
Rite Aid Corp. *	109,014	102,440
Ruddick Corp.	7,723	283,898
Spartan Stores, Inc.	4,364	71,395
Susser Holdings Corp. *	1,400	18,816
The Andersons, Inc.	3,412	110,276
The Great Atlantic & Pacific Tea Co., Inc. *	4,894	14,682
The Pantry, Inc. *	4,312	88,569
United Natural Foods, Inc. *	7,265	272,002
Village Super Market, Inc., Class A	920	28,998
Weis Markets, Inc.	2,262	87,177
Winn-Dixie Stores, Inc. *	9,570	58,186

		2,191,273

Food, Beverage & Tobacco 1.8%
Alico, Inc.	764	17,687
Alliance One International, Inc. *	18,271	70,891
B&G Foods, Inc.	8,467	108,208
Cal-Maine Foods, Inc.	2,499	76,619
Calavo Growers, Inc.	2,505	57,840
Central European Distribution Corp. *	11,621	279,253
Chiquita Brands International, Inc. *	8,394	93,845
Coca-Cola Bottling Co. Consolidated	870	50,895
Corn Products International, Inc.	14,104	608,165
Darling International, Inc. *	14,899	172,530
Dean Foods Co. *	33,105	240,673
Del Monte Foods Co.	37,246	697,618
Diamond Foods, Inc.	4,176	194,351
Dole Food Co., Inc. *	6,029	57,095
Farmer Brothers Co.	1,105	19,249
Fresh Del Monte Produce, Inc. *	7,516	165,051
J&J Snack Foods Corp.	2,544	116,388
Lancaster Colony Corp.	3,480	181,204
Lance, Inc.	6,105	142,918
Limoneira Co.	1,631	35,572
National Beverage Corp.	1,841	24,099
Pilgrim’s Pride Corp. *	8,407	55,822
Primo Water Corp. *	1,392	16,801
Sanderson Farms, Inc.	3,828	169,427
Seneca Foods Corp., Class A *	1,834	43,631
Smart Balance, Inc. *	13,248	48,488
The Boston Beer Co., Inc., Class A *	1,914	156,336
The Hain Celestial Group, Inc. *	7,519	199,329
Tootsie Roll Industries, Inc.	4,448	118,495
TreeHouse Foods, Inc. *	6,366	316,263
Universal Corp.	4,419	180,781
Vector Group Ltd.	8,012	146,539

		4,862,063

Health Care Equipment & Services 6.3%
Abaxis, Inc. *	4,129	111,483
ABIOMED, Inc. *	6,234	71,566
Accretive Health, Inc. *	5,220	71,462
Accuray, Inc. *	8,651	51,733
Air Methods Corp. *	2,133	105,008
Align Technology, Inc. *	10,828	189,382
Alimera Sciences, Inc. *	2,501	28,611
Alliance HealthCare Services, Inc. *	5,810	21,788
Allscripts Healthcare Solutions, Inc. *	33,930	595,471
Almost Family, Inc. *	1,740	61,666
Alphatec Holdings, Inc. *	12,016	27,036
Amedisys, Inc. *	5,341	151,578
American Medical Systems Holdings, Inc. *	14,101	252,831
AMERIGROUP Corp. *	9,475	407,709
AMN Healthcare Services, Inc. *	4,772	26,723
AmSurg Corp. *	5,539	101,807
Analogic Corp.	2,345	108,972
AngioDynamics, Inc. *	4,708	65,771
ArthroCare Corp. *	4,912	148,735
Assisted Living Concepts, Inc., Class A *	1,949	58,899
athenahealth, Inc. *	6,264	256,887
Atrion Corp.	348	57,121
Bio-Reference Labs, Inc. *	4,567	95,770
BioScrip, Inc. *	9,849	39,593
Brookdale Senior Living, Inc. *	16,530	316,054
Cantel Medical Corp.	2,501	50,495
Catalyst Health Solutions, Inc. *	7,097	304,603
Centene Corp. *	9,368	217,806
Chemed Corp.	4,146	252,657
Clarient, Inc. *	12,808	64,040
Computer Programs & Systems, Inc.	1,955	91,279
Conceptus, Inc. *	4,708	61,910
CONMED Corp. *	5,498	118,262
Continucare Corp. *	6,046	28,537
CorVel Corp. *	1,317	60,174
Cross Country Healthcare, Inc. *	5,525	42,432
CryoLife, Inc. *	4,262	24,038
Cyberonics, Inc. *	4,662	125,268
Dexcom, Inc. *	10,527	118,692
Emdeon, Inc., Class A *	8,231	102,641
Emergency Medical Services Corp., Class A *	5,220	258,599
Emeritus Corp. *	4,698	84,705
ExamWorks Group, Inc. *	1,740	30,015
Genoptix, Inc. *	3,209	54,778
Gentiva Health Services, Inc. *	5,497	126,321
Greatbatch, Inc. *	4,368	95,703
Haemonetics Corp. *	4,698	276,195
Hanger Orthopedic Group, Inc. *	5,866	112,510
Health Management Associates, Inc., Class A *	46,198	411,624
Health Net, Inc. *	17,861	482,247
HEALTHSOUTH Corp. *	17,115	308,070

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Healthspring, Inc. *	9,516	255,314
Healthways, Inc. *	6,470	62,435
Hill-Rom Holdings, Inc.	11,485	454,576
HMS Holdings Corp. *	4,967	312,971
ICU Medical, Inc. *	2,169	79,494
Immucor, Inc. *	12,997	238,755
Insulet Corp. *	6,390	86,712
Integra LifeSciences Holdings Corp. *	3,436	149,019
Invacare Corp.	6,049	163,263
IPC The Hospitalist Co. *	3,132	101,539
IRIS International, Inc. *	3,393	31,860
Kensey Nash Corp. *	1,812	49,178
Kindred Healthcare, Inc. *	7,446	120,178
Landauer, Inc.	1,914	125,578
LHC Group, Inc. *	2,788	73,743
LifePoint Hospitals, Inc. *	10,034	363,431
Magellan Health Services, Inc. *	6,264	305,057
MAKO Surgical Corp. *	5,568	63,865
Masimo Corp.	9,819	303,014
MedAssets, Inc. *	7,482	138,754
MedCath Corp. *	3,207	40,472
Medidata Solutions, Inc. *	4,087	81,331
MEDNAX, Inc. *	8,616	527,299
MedQuist, Inc.	2,205	19,669
MELA Sciences, Inc. *	4,106	14,617
Meridian Bioscience, Inc.	7,628	169,494
Merit Medical Systems, Inc. *	5,339	81,366
Molina Healthcare, Inc. *	3,083	78,277
MWI Veterinary Supply, Inc. *	2,262	138,208
National Healthcare Corp.	1,969	85,297
Natus Medical, Inc. *	5,342	68,698
Neogen Corp. *	4,129	153,392
NuVasive, Inc. *	7,154	167,117
NxStage Medical, Inc. *	4,533	98,094
Omnicell, Inc. *	6,104	81,794
OraSure Technologies, Inc. *	8,710	45,727
Orthofix International N.V. *	3,208	87,226
Orthovita, Inc. *	14,452	28,759
Owens & Minor, Inc.	11,443	323,265
Palomar Medical Technologies, Inc. *	3,576	44,521
PharMerica Corp. *	5,710	62,011
PSS World Medical, Inc. *	10,385	213,931
Quality Systems, Inc.	3,393	218,815
Quidel Corp. *	5,076	67,054
RehabCare Group, Inc. *	3,828	77,440
RTI Biologics, Inc. *	7,541	20,436
Select Medical Holdings Corp. *	10,899	67,465
Sirona Dental Systems, Inc. *	7,408	279,948
Skilled Healthcare Group, Inc., Class A *	4,188	26,636
SonoSite, Inc. *	2,515	76,406
St. Jude Medical, Inc. *	16	619
Stereotaxis, Inc. *	7,960	27,462
STERIS Corp.	9,883	340,074
Sun Healthcare Group, Inc. *	4,295	42,091
SurModics, Inc. *	3,053	28,240
Symmetry Medical, Inc. *	6,916	56,504
Synovis Life Technologies, Inc. *	2,131	34,416
Team Health Holdings, Inc. *	3,662	50,536
Tenet Healthcare Corp. *	88,091	359,411
The Cooper Cos., Inc.	8,700	465,450
The Ensign Group, Inc.	2,392	51,452
Thoratec Corp. *	10,510	267,532
TomoTherapy, Inc. *	8,266	28,931
Triple-S Management Corp., Class B *	3,944	75,764
Unilife Corp. *	9,600	52,128
Universal American Financial Corp.	7,659	113,583
VCA Antech, Inc. *	15,924	347,860
Volcano Corp. *	9,264	245,959
WellCare Health Plans, Inc. *	7,733	217,684
West Pharmaceutical Services, Inc.	6,274	237,910
Wright Medical Group, Inc. *	7,180	94,704
Zoll Medical Corp. *	3,937	131,575

		17,520,643

Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	10,843	101,274
Elizabeth Arden, Inc. *	4,759	101,414
Inter Parfums, Inc.	2,685	49,028
Medifast, Inc. *	2,610	63,580
Nu Skin Enterprises, Inc., Class A	10,440	330,009
Prestige Brands Holdings, Inc. *	7,428	87,428
Revlon, Inc., Class A *	2,133	21,159
Spectrum Brands Holdings, Inc. *	3,540	95,686
USANA Health Sciences, Inc. *	1,434	60,400
WD-40 Co.	2,870	112,188

		1,022,166

Insurance 3.1%
American Equity Investment Life Holding Co.	11,602	127,390
AMERISAFE, Inc. *	3,605	66,656
AmTrust Financial Services, Inc.	4,524	72,429
Argo Group International Holdings Ltd.	5,646	208,224
Arthur J. Gallagher & Co.	19,488	547,223
Aspen Insurance Holdings Ltd.	13,318	384,890
Baldwin & Lyons, Inc., Class B	1,785	41,287
Citizens, Inc. *	6,813	47,691
CNA Surety Corp. *	3,025	71,088
CNO Financial Group, Inc. *	41,448	242,471
Crawford & Co., Class B *	4,656	13,735
Delphi Financial Group, Inc., Class A	8,458	217,201
Donegal Group, Inc., Class A	2,501	37,190
eHealth, Inc. *	4,524	68,086
EMC Insurance Group, Inc.	969	21,589
Employers Holdings, Inc.	7,404	119,575
Endurance Specialty Holdings Ltd.	8,700	383,757
Enstar Group Ltd. *	1,835	152,305
Erie Indemnity Co., Class A	5,394	339,606
FBL Financial Group, Inc., Class A	2,501	66,827
First American Financial Corp.	22,152	313,894
First Mercury Financial Corp.	2,840	46,519
Flagstone Reinsurance Holdings S.A.	7,309	83,688
FPIC Insurance Group, Inc. *	1,848	68,339
Global Indemnity plc *	2,740	52,553
Greenlight Capital Re Ltd., Class A *	5,394	150,924
Harleysville Group, Inc.	2,392	85,131
Hilltop Holdings, Inc. *	7,201	70,858
Horace Mann Educators Corp.	7,493	122,361
Infinity Property & Casualty Corp.	2,313	133,530
Kansas City Life Insurance Co.	736	23,059
Maiden Holdings Ltd.	10,620	79,969

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MBIA, Inc. *	28,605	285,764
Meadowbrook Insurance Group, Inc.	10,061	95,177
Mercury General Corp.	4,788	205,597
Montpelier Re Holdings Ltd.	12,830	252,494
National Financial Partners Corp. *	7,969	93,715
National Interstate Corp.	1,288	26,597
National Western Life Insurance Co., Class A	397	66,192
OneBeacon Insurance Group Ltd., Class A	4,313	63,099
Platinum Underwriters Holdings Ltd.	8,526	368,579
Presidential Life Corp.	4,129	38,276
Primerica, Inc.	3,193	72,130
ProAssurance Corp. *	5,916	350,405
Protective Life Corp.	15,704	369,358
RLI Corp.	3,306	191,682
Safety Insurance Group, Inc.	2,860	133,877
Seabright Holdings, Inc.	4,184	36,777
Selective Insurance Group, Inc.	9,651	159,242
StanCorp Financial Group, Inc.	8,874	369,158
State Auto Financial Corp.	2,685	42,262
Stewart Information Services Corp.	3,237	34,442
Symetra Financial Corp.	17,066	206,499
The Navigators Group, Inc. *	2,140	105,909
The Phoenix Cos., Inc. *	18,113	41,479
Tower Group, Inc.	7,145	183,769
United Fire & Casualty Co.	4,368	90,592
Unitrin, Inc.	8,533	201,891
Universal Insurance Holdings, Inc.	4,245	20,673

		8,565,680

Materials 5.9%
A. Schulman, Inc.	5,677	114,959
A.M. Castle & Co. *	3,022	45,753
AK Steel Holding Corp.	20,050	266,264
Allied Nevada Gold Corp. *	14,827	396,474
AMCOL International Corp.	4,971	138,840
American Vanguard Corp.	5,508	37,565
Arch Chemicals, Inc.	4,708	163,462
Balchem Corp.	5,330	165,017
Boise, Inc. *	16,783	123,355
Brush Engineered Materials, Inc. *	3,761	132,387
Buckeye Technologies, Inc.	7,364	146,691
Cabot Corp.	9,674	346,329
Calgon Carbon Corp. *	10,113	141,279
Carpenter Technology Corp.	8,078	294,605
Cellu Tissue Holdings, Inc. *	1,616	19,263
Century Aluminum Co. *	10,027	138,824
Chemtura Corp. *	17,748	250,069
Clearwater Paper Corp. *	2,262	182,091
Coeur d’Alene Mines Corp. *	16,138	392,960
Commercial Metals Co.	20,605	316,699
Compass Minerals International, Inc.	6,090	503,034
Cytec Industries, Inc.	9,048	432,766
Deltic Timber Corp.	2,178	113,278
Domtar Corp.	7,830	594,454
Eagle Materials, Inc.	8,092	201,167
Ferro Corp. *	15,671	223,625
Georgia Gulf Corp. *	6,212	126,290
Glatfelter	8,096	100,714
Globe Specialty Metals, Inc.	9,525	154,400
Graham Packaging Co., Inc. *	3,208	40,421
Graphic Packaging Holding Co. *	13,430	49,960
Greif, Inc., Class A	6,265	366,127
H.B. Fuller Co.	8,989	188,499
Haynes International, Inc.	2,208	85,383
Headwaters, Inc. *	13,132	51,084
Hecla Mining Co. *	47,003	450,759
Horsehead Holding Corp. *	8,748	101,739
Innophos Holdings, Inc.	3,886	132,357
Intrepid Potash, Inc. *	7,795	238,917
Kaiser Aluminum Corp.	2,665	124,989
KapStone Paper and Packaging Corp. *	7,873	115,891
Koppers Holdings, Inc.	3,944	112,798
Kraton Performance Polymers, Inc. *	5,608	159,716
Kronos Worldwide, Inc. *	1,740	73,393
Louisiana-Pacific Corp. *	23,237	190,543
LSB Industries, Inc. *	3,490	80,479
Metals USA Holdings Corp. *	1,845	25,147
Minerals Technologies, Inc.	3,654	222,309
Molycorp, Inc. *	5,145	149,308
Myers Industries, Inc.	5,312	50,995
Neenah Paper, Inc.	2,841	52,331
NewMarket Corp.	1,914	240,781
NL Industries, Inc.	1,350	15,876
Noranda Aluminium Holding Corp. *	2,172	25,825
Olin Corp.	12,818	234,185
Olympic Steel, Inc.	1,785	37,556
OM Group, Inc. *	5,619	211,274
Omnova Solutions, Inc. *	8,239	72,338
Packaging Corp. of America	18,794	482,066
PolyOne Corp. *	15,721	195,884
Rock-Tenn Co., Class A	7,308	395,290
Rockwood Holdings, Inc. *	9,304	355,134
Royal Gold, Inc.	9,670	498,198
RPM International, Inc.	23,607	483,471
RTI International Metals, Inc. *	5,470	155,184
Schnitzer Steel Industries, Inc., Class A	4,062	231,900
Schweitzer-Mauduit International, Inc.	3,480	218,579
Sensient Technologies Corp.	9,018	306,341
Silgan Holdings, Inc.	9,315	318,946
Solutia, Inc. *	22,289	476,539
Spartech Corp. *	6,513	61,939
Stepan Co.	1,566	110,481
Stillwater Mining Co. *	8,915	168,672
STR Holdings, Inc. *	7,572	135,917
Temple-Inland, Inc.	19,727	413,675
Texas Industries, Inc.	4,277	161,157
TPC Group, Inc. *	3,203	89,428
United States Lime & Minerals, Inc. *	366	15,006
US Gold Corp. *	16,028	105,144
Valhi, Inc.	1,013	23,856
W.R. Grace & Co. *	11,011	368,538
Wausau Paper Corp.	8,728	67,293
Westlake Chemical Corp.	3,654	137,975
Worthington Industries, Inc.	11,782	188,748
Zep, Inc.	4,184	75,940
Zoltek Cos., Inc. *	5,314	48,304

		16,453,199

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 1.3%
Arbitron, Inc.	4,974	145,340
Ascent Media Corp., Class A *	2,682	82,901
Belo Corp., Class A *	16,299	94,534
Cinemark Holdings, Inc.	11,044	193,822
CKX, Inc. *	10,752	44,406
Crown Media Holdings, Inc., Class A *	5,337	14,036
Dex One Corp. *	8,752	41,572
Entercom Communications Corp., Class A *	4,655	40,452
Entravision Communications Corp., Class A *	11,883	29,589
Fisher Communications, Inc. *	1,104	22,135
Harte-Hanks, Inc.	7,364	91,608
Journal Communications, Inc., Class A *	6,473	29,387
Knology, Inc. *	5,921	91,124
Lamar Advertising Co., Class A *	10,561	388,117
LIN TV Corp., Class A *	5,231	23,696
Live Nation Entertainment, Inc. *	26,850	288,906
Madison Square Garden, Inc., Class A *	11,060	242,656
Martha Stewart Living Omnimedia, Class A *	5,316	25,198
Mediacom Communications Corp., Class A *	7,547	63,772
Meredith Corp.	6,806	228,818
Morningstar, Inc. *	4,176	210,512
National CineMedia, Inc.	7,415	138,364
PRIMEDIA, Inc.	5,345	26,885
ReachLocal, Inc. *	753	12,982
Regal Entertainment Group, Class A	13,224	178,524
Scholastic Corp.	4,176	117,346
Sinclair Broadcast Group, Inc., Class A *	8,451	65,495
SuperMedia, Inc. *	2,841	12,841
The Dolan Media Co. *	5,239	71,774
The E.W. Scripps Co., Class A *	5,332	48,148
The McClatchy Co., Class A *	11,061	34,953
The New York Times Co., Class A *	17,536	157,649
Valassis Communications, Inc. *	9,130	297,182
Value Line, Inc.	348	5,011
Warner Music Group Corp. *	8,756	42,204
World Wrestling Entertainment, Inc., Class A	5,076	71,166

		3,673,105

Pharmaceuticals, Biotechnology & Life Sciences 4.1%
Acorda Therapeutics, Inc. *	6,786	178,811
Aedea Biosciences, Inc. *	2,483	55,197
Affymax, Inc. *	3,691	24,951
Affymetrix, Inc. *	11,956	49,737
Akorn, Inc. *	11,683	62,037
Albany Molecular Research, Inc. *	3,262	16,473
Alkermes, Inc. *	17,684	185,328
Allos Therapeutics, Inc. *	15,322	62,207
Alnylam Pharmaceuticals, Inc. *	6,813	62,339
AMAG Pharmaceuticals, Inc. *	3,968	62,258
Arena Pharmaceuticals, Inc. *	19,780	28,681
ARIAD Pharmaceuticals, Inc. *	21,814	87,910
ArQule, Inc. *	5,496	29,843
Array BioPharma, Inc. *	8,598	27,600
Auxilium Pharmaceuticals, Inc. *	8,634	163,442
AVEO Pharmaceuticals, Inc. *	5,594	82,679
Bio-Rad Laboratories, Inc., Class A *	3,654	341,101
BioCryst Pharmaceuticals, Inc. *	4,258	21,035
BioMarin Pharmaceutical, Inc. *	18,649	505,015
BioMimetic Therapeutics, Inc. *	3,959	44,182
Bruker Corp. *	13,768	212,303
Cadence Pharmaceuticals, Inc. *	4,898	35,119
Caraco Pharmaceutical Laboratories Ltd. *	1,740	8,282
Celera Corp. *	15,442	87,556
Cell Therapeutics, Inc. *	139,226	54,298
Cepheid, Inc. *	10,887	214,365
Clinical Data, Inc. *	3,278	59,922
Codexis, Inc. *	1,092	10,287
Cubist Pharmaceuticals, Inc. *	10,685	231,971
Cumberland Pharmaceuticals, Inc. *	2,850	19,551
Cypress Bioscience, Inc. *	7,363	29,305
Cytori Therapeutics, Inc. *	6,037	27,106
Dionex Corp. *	3,306	301,408
Durect Corp. *	15,368	45,797
Dyax Corp. *	19,102	43,171
Emergent Biosolutions, Inc. *	3,445	63,112
Enzo Biochem, Inc. *	7,261	31,948
Enzon Pharmaceuticals, Inc. *	10,023	111,456
eResearchTechnology, Inc. *	9,285	52,089
Exelixis, Inc. *	20,368	117,931
Genomic Health, Inc. *	3,073	56,697
Geron Corp. *	18,826	107,873
Halozyme Therapeutics, Inc. *	14,808	102,471
Hi-Tech Pharmacal Co., Inc. *	1,830	43,517
Idenix Pharmaceuticals, Inc. *	8,178	31,158
ImmunoGen, Inc. *	12,364	102,869
Immunomedics, Inc. *	13,112	41,303
Impax Laboratories, Inc. *	11,444	204,848
Incyte Corp. *	20,728	300,763
Inspire Pharmaceuticals, Inc. *	10,863	75,824
InterMune, Inc. *	8,573	107,677
Ironwood Pharmaceuticals, Inc. *	3,208	34,294
Isis Pharmaceuticals, Inc. *	17,846	168,377
Jazz Pharmaceuticals, Inc. *	4,559	75,907
Kendle International, Inc. *	2,869	25,850
Lexicon Pharmaceuticals, Inc. *	39,376	53,551
Ligand Pharmaceuticals, Inc., Class B *	3,528	29,776
Luminex Corp. *	7,974	134,601
MannKind Corp. *	15,184	95,356
MAP Pharmaceuticals, Inc. *	3,025	43,469
Martek Biosciences Corp. *	6,289	138,358
Maxygen, Inc. *	5,688	36,801
Medicis Pharmaceutical Corp., Class A	10,697	281,866
Medivation, Inc. *	6,472	73,328
Metabolix, Inc. *	4,606	47,165
Micromet, Inc. *	14,996	108,871
Momenta Pharmaceuticals, Inc. *	7,364	112,301
Myriad Genetics, Inc. *	17,262	371,651
Nabi Biopharmaceuticals *	8,705	45,266
Nektar Therapeutics *	17,758	224,994
Neurocrine Biosciences, Inc. *	10,035	73,055
Novavax, Inc. *	16,928	37,749

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
NPS Pharmaceuticals, Inc. *	12,265	76,166
Obagi Medical Products, Inc. *	2,928	31,974
Onyx Pharmaceuticals, Inc. *	11,391	335,465
Opko Health, Inc. *	22,932	69,255
Optimer Pharmaceuticals, Inc. *	6,484	61,403
Orexigen Therapeutics, Inc. *	6,738	35,105
Osiris Therapeutics, Inc. *	3,578	23,472
Pacific Biosciences of California, Inc. *	1,740	21,924
Pain Therapeutics, Inc. *	6,656	53,048
Par Pharmaceutical Cos., Inc. *	6,326	227,293
PAREXEL International Corp. *	10,626	186,593
PDL BioPharma, Inc.	21,346	123,380
Pharmacyclics, Inc. *	8,284	44,899
Pharmasset, Inc. *	5,091	220,542
POZEN, Inc. *	4,707	30,125
Progenics Pharmaceuticals, Inc. *	5,157	24,496
Questcor Pharmaceuticals, Inc. *	10,129	144,237
Regeneron Pharmaceuticals, Inc. *	11,773	339,298
Rigel Pharmaceuticals, Inc. *	9,943	79,345
Salix Pharmaceuticals Ltd. *	9,399	419,665
Sangamo BioSciences, Inc. *	8,481	39,521
Santarus, Inc. *	9,744	26,893
Savient Pharmaceuticals, Inc. *	12,672	149,656
Seattle Genetics, Inc. *	14,972	226,077
Sequenom, Inc. *	13,677	93,961
SIGA Technologies, Inc. *	6,472	81,547
Sucampo Pharmaceuticals, Inc., Class A *	1,740	6,003
Targacept, Inc. *	4,366	92,559
The Medicines Co. *	10,021	132,077
Theravance, Inc. *	11,738	293,215
Vanda Pharmaceuticals, Inc. *	5,105	41,146
ViroPharma, Inc. *	14,191	219,251
VIVUS, Inc. *	14,181	92,177
XenoPort, Inc. *	5,574	43,199

		11,320,356

Real Estate 8.9%
Acadia Realty Trust	7,657	139,817
Alexander’s, Inc.	696	268,294
Alexandria Real Estate Equities, Inc.	9,396	627,183
American Campus Communities, Inc.	11,954	375,834
American Capital Agency Corp.	7,720	226,350
Anworth Mortgage Asset Corp.	21,881	151,854
Apartment Investment & Management Co., Class A	21,760	524,851
Ashford Hospitality Trust *	9,149	86,001
Associated Estates Realty Corp.	7,376	110,271
Avatar Holdings, Inc. *	1,473	28,886
BioMed Realty Trust, Inc.	23,838	420,264
Brandywine Realty Trust	24,100	266,546
BRE Properties, Inc.	12,016	517,529
Camden Property Trust	12,538	640,316
Campus Crest Communities, Inc. *	4,350	54,854
CapLease, Inc.	10,128	61,781
Capstead Mortgage Corp.	12,628	148,379
CBL & Associates Properties, Inc.	25,294	417,351
Cedar Shopping Centers, Inc.	10,530	63,812
Chimera Investment Corp.	187,224	748,896
Cogdell Spencer, Inc.	8,310	47,533
Colonial Properties Trust	13,070	235,260
Colony Financial, Inc.	2,856	55,092
CommonWealth REIT	13,398	335,352
Coresite Realty Corp. *	3,212	41,371
Corporate Office Properties Trust	12,006	407,123
Cousins Properties, Inc.	16,236	120,471
CreXus Investment Corp.	3,140	39,690
Cypress Sharpridge Investments, Inc.	8,004	109,255
DCT Industrial Trust, Inc.	38,236	188,886
Developers Diversified Realty Corp.	34,676	444,893
DiamondRock Hospitality Co. *	28,634	301,516
Douglas Emmett, Inc.	22,291	372,260
Duke Realty Corp.	44,892	499,648
DuPont Fabros Technology, Inc.	11,260	254,363
EastGroup Properties, Inc.	4,932	196,639
Education Realty Trust, Inc.	9,831	72,160
Entertainment Properties Trust	8,700	402,810
Equity Lifestyle Properties, Inc.	5,742	309,379
Equity One, Inc.	7,561	130,881
Essex Property Trust, Inc.	5,568	617,157
Extra Space Storage, Inc.	16,066	257,377
FelCor Lodging Trust, Inc. *	18,728	111,057
First Industrial Realty Trust, Inc. *	11,245	85,574
First Potomac Realty Trust	8,700	136,938
Forest City Enterprises, Inc., Class A *	22,666	347,923
Forestar Group, Inc. *	6,812	122,752
Franklin Street Properties Corp.	13,192	169,253
Getty Realty Corp.	4,202	125,262
Glimcher Realty Trust	15,210	124,418
Government Properties Income Trust	5,155	132,226
Hatteras Financial Corp.	8,178	253,354
Healthcare Realty Trust, Inc.	11,769	242,912
Hersha Hospitality Trust	26,970	165,326
Highwoods Properties, Inc.	13,128	400,535
Home Properties, Inc.	7,134	382,311
Hospitality Properties Trust	22,643	500,863
Hudson Pacific Properties, Inc.	2,447	37,341
Inland Real Estate Corp.	13,173	111,970
Invesco Mortgage Capital	7,060	159,415
Investors Real Estate Trust	14,099	124,776
iStar Financial, Inc. *	16,738	91,055
Jones Lang LaSalle, Inc.	7,830	624,991
Kennedy-Wilson Holdings, Inc. *	5,336	52,239
Kilroy Realty Corp.	9,595	327,381
Kite Realty Group Trust	13,298	66,756
LaSalle Hotel Properties	12,796	304,545
Lexington Realty Trust	19,558	153,530
LTC Properties, Inc.	4,369	117,919
Mack-Cali Realty Corp.	14,268	453,009
Medical Properties Trust, Inc.	20,270	212,430
MFA Financial, Inc.	51,444	419,269
Mid-America Apartment Communities, Inc.	6,090	373,743
National Health Investors, Inc.	4,321	190,124
National Retail Properties, Inc.	15,269	397,147
NorthStar Realty Finance Corp.	14,203	60,079
OMEGA Healthcare Investors, Inc.	17,066	360,263
Parkway Properties, Inc.	4,129	65,610
Pebblebrook Hotel Trust *	7,320	137,177
Pennsylvania Real Estate Investment Trust	9,820	131,883
Pennymac Mortgage Investment Trust	3,208	57,102
Post Properties, Inc.	8,794	299,612

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Potlatch Corp.	7,329	232,183
PS Business Parks, Inc.	3,654	189,350
Ramco-Gershenson Properties Trust	7,054	81,121
Redwood Trust, Inc.	12,783	176,789
Retail Opportunity Investments Corp.	7,671	75,406
Sabra Healthcare REIT, Inc.	4,295	73,230
Saul Centers, Inc.	1,314	55,937
Senior Housing Properties Trust	23,778	530,963
Sovran Self Storage, Inc.	5,450	196,363
Starwood Property Trust, Inc.	8,651	172,674
Strategic Hotels & Resorts, Inc. *	25,887	120,892
Sun Communities, Inc.	3,368	111,616
Sunstone Hotel Investors, Inc. *	21,750	207,060
Tanger Factory Outlet Centers, Inc.	7,379	354,044
Taubman Centers, Inc.	10,003	485,446
Tejon Ranch Co. *	2,693	65,144
The Howard Hughes Corp. *	5,394	219,913
U-Store-It Trust	14,871	122,983
Universal Health Realty Income Trust	2,133	74,804
Urstadt Biddle Properties	572	9,060
Urstadt Biddle Properties, Class A	3,932	72,349
Walter Investment Management Corp.	4,972	85,767
Washington Real Estate Investment Trust	11,658	357,667
Weingarten Realty Investors	22,282	528,083
Winthrop Realty Trust	3,508	41,991

		24,589,090

Retailing 5.4%
1-800-FLOWERS.COM, Inc., Class A *	4,376	8,708
99 Cents Only Stores *	8,355	131,257
Aaron’s, Inc.	13,428	268,023
Aeropostale, Inc. *	17,282	467,132
America’s Car-Mart, Inc. *	2,013	51,070
AnnTaylor Stores Corp. *	10,707	288,125
Asbury Automotive Group, Inc. *	6,125	96,408
Audiovox Corp., Class A *	3,394	23,249
Barnes & Noble, Inc.	7,365	103,257
bebe stores, Inc.	7,248	46,677
Big 5 Sporting Goods Corp.	3,605	49,749
Big Lots, Inc. *	14,869	455,735
Blue Nile, Inc. *	2,692	133,119
Brown Shoe Co., Inc.	8,209	116,732
Cabela’s, Inc. *	7,969	177,310
Charming Shoppes, Inc. *	19,846	75,514
Chico’s FAS, Inc.	33,062	398,397
Christopher & Banks Corp.	6,030	32,140
Citi Trends, Inc. *	2,879	68,204
Coldwater Creek, Inc. *	11,449	38,698
Collective Brands, Inc. *	11,956	201,937
Conn’s, Inc. *	2,352	7,526
Core-Mark Holding Co., Inc. *	2,088	75,586
Dick’s Sporting Goods, Inc. *	16,015	547,873
Dillard’s, Inc., Class A	8,790	274,072
Drugstore.Com, Inc. *	13,582	23,361
DSW, Inc., Class A *	2,715	106,156
Express, Inc. *	4,698	70,846
Foot Locker, Inc.	28,426	536,399
Fred’s, Inc., Class A	6,689	85,552
Gaiam, Inc., Class A	3,208	24,124
Genesco, Inc. *	4,495	172,878
Gordmans Stores, Inc. *	965	12,313
Group 1 Automotive, Inc. *	4,524	175,215
Haverty Furniture Cos., Inc.	3,557	42,720
hhgregg, Inc. *	4,130	103,539
Hibbett Sports, Inc. *	5,362	183,648
Hot Topic, Inc.	7,197	44,118
HSN, Inc. *	7,548	213,986
J. Crew Group, Inc. *	11,310	494,473
Jo-Ann Stores, Inc. *	4,970	240,747
Jos. A. Bank Clothiers, Inc. *	4,966	223,669
Kirkland’s, Inc. *	3,039	36,316
LKQ Corp. *	25,647	553,334
Lumber Liquidators Holdings, Inc. *	4,253	100,116
MarineMax, Inc. *	4,106	31,329
Monro Muffler Brake, Inc.	3,828	189,256
New York & Co., Inc. *	8,700	30,015
NutriSystem, Inc.	4,925	101,800
Office Depot, Inc. *	50,051	217,722
OfficeMax, Inc. *	16,041	274,141
Orbitz Worldwide, Inc. *	4,082	22,288
Overstock.com, Inc. *	3,053	47,077
Pacific Sunwear Of California, Inc. *	12,282	77,254
Penske Automotive Group, Inc. *	8,707	131,389
PetMed Express, Inc.	4,368	77,445
Pier 1 Imports, Inc. *	21,490	209,742
RadioShack Corp.	22,933	423,114
Rent-A-Center, Inc.	12,292	342,209
Retail Ventures, Inc. *	3,912	64,157
Rue21, Inc. *	2,927	87,839
Saks, Inc. *	21,961	244,646
Sally Beauty Holdings, Inc. *	17,446	239,882
Select Comfort Corp. *	10,149	89,210
Shoe Carnival, Inc. *	1,647	45,688
Shutterfly, Inc. *	5,053	166,749
Signet Jewelers Ltd. *	16,018	637,997
Sonic Automotive, Inc., Class A *	6,628	82,055
Stage Stores, Inc.	7,365	111,432
Stamps.com, Inc. *	2,317	30,492
Stein Mart, Inc. *	5,157	51,054
Systemax, Inc.	948	12,305
The Buckle, Inc.	5,076	193,649
The Cato Corp., Class A	5,220	149,031
The Children’s Place Retail Stores, Inc. *	5,220	270,970
The Dress Barn, Inc. *	12,715	314,060
The Finish Line, Inc., Class A	9,507	169,700
The Men’s Wearhouse, Inc.	9,648	275,161
The Pep Boys-Manny, Moe & Jack	9,497	117,668
The Talbots, Inc. *	6,635	76,303
The Wet Seal, Inc., Class A *	19,164	62,666
Tractor Supply Co.	13,582	576,828
Ulta Salon, Cosmetics & Fragrance, Inc. *	8,711	304,449
Vitacost.com, Inc. *	4,426	27,441
Vitamin Shoppe, Inc. *	3,275	96,645
Williams-Sonoma, Inc.	18,146	603,717
Zumiez, Inc. *	3,945	125,490

		14,982,073

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Semiconductors & Semiconductor Equipment 4.7%
Advanced Analogic Technologies, Inc. *	6,201	22,696
Advanced Energy Industries, Inc. *	6,731	78,618
Amkor Technology, Inc. *	18,533	128,990
ANADIGICS, Inc. *	12,320	79,094
Applied Micro Circuits Corp. *	12,602	116,947
Atheros Communications *	12,952	421,717
Atmel Corp. *	85,792	891,379
ATMI, Inc. *	5,921	106,282
Brooks Automation, Inc. *	10,306	74,719
Cabot Microelectronics Corp. *	4,442	175,326
Cavium Networks, Inc. *	8,362	307,680
CEVA, Inc. *	3,740	86,768
Cirrus Logic, Inc. *	11,205	171,100
Cohu, Inc.	4,257	61,641
Conexant Systems, Inc. *	15,148	20,601
Cymer, Inc. *	5,120	194,918
Cypress Semiconductor Corp. *	29,370	460,228
Diodes, Inc. *	6,470	159,809
DSP Group, Inc. *	4,312	32,987
Entegris, Inc. *	24,544	159,536
Entropic Communications, Inc. *	11,944	106,779
Exar Corp. *	5,888	39,450
Fairchild Semiconductor International, Inc. *	22,748	319,609
FEI Co. *	6,997	166,529
FormFactor, Inc. *	8,178	75,892
Hittite Microwave Corp. *	5,220	298,793
Inphi Corp. *	1,044	16,600
Integrated Device Technology, Inc. *	28,979	186,335
International Rectifier Corp. *	13,408	380,251
Intersil Corp., Class A	21,402	272,875
IXYS Corp. *	4,789	53,589
Kopin Corp. *	14,157	56,911
Kulicke & Soffa Industries, Inc. *	12,705	84,234
Lattice Semiconductor Corp. *	22,127	98,465
LTX-Credence Corp. *	9,658	76,105
MaxLinear, Inc., Class A *	1,351	14,510
Micrel, Inc.	9,259	114,626
Microsemi Corp. *	15,549	344,255
MKS Instruments, Inc. *	8,636	175,915
Monolithic Power Systems, Inc. *	6,657	107,377
Netlogic Microsystems, Inc. *	10,486	327,163
Novellus Systems, Inc. *	16,846	507,907
OmniVision Technologies, Inc. *	9,918	280,580
Pericom Semiconductor Corp. *	4,838	48,332
PMC-Sierra, Inc. *	41,760	302,760
Power Integrations, Inc.	5,267	212,207
Rambus, Inc. *	20,558	411,366
RF Micro Devices, Inc. *	49,732	348,621
Rubicon Technology, Inc. *	3,189	69,967
Rudolph Technologies, Inc. *	5,780	43,119
Semtech Corp. *	11,316	264,681
Sigma Designs, Inc. *	5,916	70,992
Silicon Image, Inc. *	14,380	110,295
Silicon Laboratories, Inc. *	8,190	347,911
Skyworks Solutions, Inc. *	32,896	837,203
Spansion, Inc., Class A *	4,698	92,879
Standard Microsystems Corp. *	4,129	112,515
Supertex, Inc. *	2,133	53,346
Teradyne, Inc. *	33,660	399,208
Tessera Technologies, Inc. *	9,469	188,528
Trident Microsystems, Inc. *	13,680	25,308
TriQuint Semiconductor, Inc. *	29,248	348,344
Ultratech, Inc. *	4,185	76,878
Varian Semiconductor Equipment Associates, Inc. *	13,920	438,898
Veeco Instruments, Inc. *	7,420	326,332
Volterra Semiconductor Corp. *	5,149	115,955
Zoran Corp. *	8,708	59,911

		13,161,342

Software & Services 8.1%
ACI Worldwide, Inc. *	6,136	155,793
Actuate Corp. *	8,657	48,825
Acxiom Corp. *	14,573	247,887
Advent Software, Inc. *	3,132	161,549
Ancestry.com, Inc. *	3,664	104,717
Archipelago Learning, Inc. *	1,569	13,540
Ariba, Inc. *	16,448	332,825
Art Technology Group, Inc. *	30,666	183,076
Aspen Technology, Inc. *	14,790	184,875
Blackbaud, Inc.	8,218	207,998
Blackboard, Inc. *	6,215	258,233
Bottomline Technologies, Inc. *	5,848	110,703
BroadSoft, Inc. *	1,345	30,572
CACI International, Inc., Class A *	5,489	276,261
Cadence Design Systems, Inc. *	49,611	389,942
Cass Information Systems, Inc.	1,740	61,526
CIBER, Inc. *	9,231	31,016
CommVault Systems, Inc. *	7,319	213,202
Compuware Corp. *	41,720	429,716
comScore, Inc. *	4,585	100,870
Concur Technologies, Inc. *	8,352	427,706
Constant Contact, Inc. *	5,231	133,861
Convergys Corp. *	19,753	254,616
CSG Systems International, Inc. *	6,309	118,735
DealerTrack Holdings, Inc. *	7,383	141,015
Deltek, Inc. *	3,937	28,110
DemandTec, Inc. *	4,983	51,574
Dice Holdings, Inc. *	5,049	57,054
Digital River, Inc. *	7,250	266,945
EarthLink, Inc.	19,451	174,378
Ebix, Inc. *	5,924	122,923
Echo Global Logistics, Inc. *	2,807	32,140
Envestnet, Inc. *	1,444	21,068
Epicor Software Corp. *	9,313	87,170
EPIQ Systems, Inc.	6,050	77,077
Euronet Worldwide, Inc. *	9,101	148,892
Exlservice Holdings, Inc. *	2,841	58,723
Fair Isaac Corp.	7,656	178,768
FalconStor Software, Inc. *	4,122	10,965
Forrester Research, Inc. *	2,657	92,065
Fortinet, Inc. *	8,031	255,948
Gartner, Inc. *	13,920	447,806
Global Cash Access Holdings, Inc. *	4,409	10,053
GSI Commerce, Inc. *	11,310	269,744
Heartland Payment Systems, Inc.	7,025	110,925
iGate Corp.	4,524	90,480
Informatica Corp. *	17,236	711,502
InfoSpace, Inc. *	6,854	52,913

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Integral Systems, Inc. *	3,210	29,275
Interactive Intelligence, Inc. *	2,379	64,328
Internap Network Services Corp. *	10,971	57,378
Internet Brands, Inc., Class A *	5,950	79,314
Internet Capital Group, Inc. *	6,931	85,875
IntraLinks Holdings, Inc. *	2,002	41,161
j2 Global Communications, Inc. *	8,188	219,275
Jack Henry & Associates, Inc.	15,370	420,216
JDA Software Group, Inc. *	7,598	200,625
Kenexa Corp. *	3,789	69,377
Lawson Software, Inc. *	26,056	223,821
Limelight Networks, Inc. *	11,365	80,692
Lionbridge Technologies, Inc. *	9,086	29,620
Liquidity Services, Inc. *	2,869	44,383
LivePerson, Inc. *	8,702	84,061
LogMeIn, Inc. *	2,709	118,627
LoopNet, Inc. *	5,322	56,733
Manhattan Associates, Inc. *	4,093	127,251
ManTech International Corp., Class A *	4,033	160,997
Marchex, Inc., Class B	4,298	31,032
MAXIMUS, Inc.	3,306	200,674
Mediamind Technologies, Inc. *	910	11,939
Mentor Graphics Corp. *	19,590	220,290
MICROS Systems, Inc. *	14,790	646,619
MicroStrategy, Inc., Class A *	1,740	150,597
ModusLink Global Solutions, Inc. *	7,491	50,190
MoneyGram International, Inc. *	12,930	31,679
Monotype Imaging Holdings, Inc. *	4,605	51,576
Motricity, Inc. *	1,092	32,476
Move, Inc. *	31,740	80,302
NCI, Inc., Class A *	1,566	34,405
NetScout Systems, Inc. *	6,104	134,837
NetSuite, Inc. *	5,243	130,131
NeuStar, Inc., Class A *	13,637	352,380
NIC, Inc.	10,205	85,212
Novell, Inc. *	63,369	377,679
OpenTable, Inc. *	3,306	239,817
OPNET Technologies, Inc.	2,392	58,173
Parametric Technology Corp. *	21,279	455,796
Pegasystems, Inc.	2,901	89,786
Perficient, Inc. *	5,866	66,169
Progress Software Corp. *	8,041	310,141
QLIK Technologies, Inc. *	2,347	55,319
Quest Software, Inc. *	11,512	291,254
QuinStreet, Inc. *	4,892	97,840
Rackspace Hosting, Inc. *	19,012	554,580
Radiant Systems, Inc. *	6,188	111,693
RealD, Inc. *	1,964	55,935
RealNetworks, Inc. *	17,357	59,361
RealPage, Inc. *	2,230	61,102
Renaissance Learning, Inc.	1,288	15,160
RightNow Technologies, Inc. *	4,312	109,223
Rosetta Stone, Inc. *	2,133	44,772
S1 Corp. *	9,080	57,567
Sapient Corp.	19,436	231,872
SAVVIS, Inc. *	7,677	192,923
SciQuest, Inc. *	1,172	15,717
Smith Micro Software, Inc. *	5,864	87,608
Solarwinds, Inc. *	5,881	105,035
Solera Holdings, Inc.	12,876	618,048
Sonic Solutions, Inc. *	7,867	78,513
Sourcefire, Inc. *	5,011	135,948
SRA International, Inc., Class A *	7,699	151,054
SS&C Technologies Holdings, Inc. *	1,880	36,491
SuccessFactors, Inc. *	13,572	409,467
Synchronoss Technologies, Inc. *	3,605	93,694
Syntel, Inc.	4,133	197,309
Take-Two Interactive Software, Inc. *	15,963	176,631
Taleo Corp., Class A *	7,257	222,790
TechTarget *	2,921	17,380
TeleCommunication Systems, Inc., Class A *	8,352	38,920
TeleNav, Inc. *	4,176	27,228
TeleTech Holdings, Inc. *	5,941	112,641
Terremark Worldwide, Inc. *	8,179	97,862
The Knot, Inc. *	5,864	54,828
The Ultimate Software Group, Inc. *	4,626	202,943
THQ, Inc. *	11,007	56,136
TIBCO Software, Inc. *	30,982	608,487
TiVo, Inc. *	21,508	176,796
TNS, Inc. *	5,046	96,984
Tyler Technologies, Inc. *	6,657	135,869
Unisys Corp. *	7,156	161,797
United Online, Inc.	15,575	99,135
ValueClick, Inc. *	15,396	239,254
VASCO Data Security International, Inc. *	5,075	43,848
VeriFone Systems, Inc. *	16,018	556,626
Verint Systems, Inc. *	2,677	88,073
VistaPrint N.V. *	7,354	296,513
Vocus, Inc. *	3,393	83,061
WebMD Health Corp. *	8,788	451,176
Websense, Inc. *	7,337	152,096
Wright Express Corp. *	7,161	308,424

		22,384,174

Technology Hardware & Equipment 6.2%
Acme Packet, Inc. *	9,353	458,110
ADTRAN, Inc.	11,408	355,245
Anaren, Inc. *	2,706	49,276
Anixter International, Inc.	5,568	311,084
Arris Group, Inc. *	23,187	232,102
Aruba Networks, Inc. *	12,710	269,452
Aviat Networks, Inc. *	9,660	39,992
Avid Technology, Inc. *	5,342	83,228
AVX Corp.	9,837	140,768
Bel Fuse, Inc., Class B	2,024	45,439
Benchmark Electronics, Inc. *	11,136	178,956
BigBand Networks, Inc. *	9,144	27,249
Black Box Corp.	3,205	114,835
Blue Coat Systems, Inc. *	7,919	210,645
Brightpoint, Inc. *	13,234	108,519
Calix, Inc. *	4,188	53,481
Checkpoint Systems, Inc. *	7,446	133,581
Ciena Corp. *	16,974	257,156
Cogent, Inc. *	9,992	104,816
Cognex Corp.	6,841	191,274
Coherent, Inc. *	4,469	184,614
CommScope, Inc. *	17,161	542,459
Compellent Technologies, Inc. *	4,814	125,164
Comtech Telecommunications Corp.	5,342	158,444
Comverge, Inc. *	3,920	26,146
CTS Corp.	6,444	66,309

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Daktronics, Inc.	6,997	94,320
DG Fastchannel, Inc. *	4,710	118,833
Diebold, Inc.	12,143	381,533
Digi International, Inc. *	4,708	45,197
DTS, Inc. *	3,199	150,161
Echelon Corp. *	6,233	59,401
EchoStar Corp., Class A *	7,354	148,330
Electro Rent Corp.	3,393	50,284
Electro Scientific Industries, Inc. *	4,789	71,548
Electronics for Imaging, Inc. *	8,577	112,273
EMS Technologies, Inc. *	2,869	53,335
Emulex Corp. *	14,819	167,751
Extreme Networks, Inc. *	17,400	50,982
Fabrinet *	1,533	26,429
FARO Technologies, Inc. *	2,869	74,508
Finisar Corp. *	12,737	243,532
Harmonic, Inc. *	21,054	142,325
Hughes Communications, Inc. *	1,656	65,578
Hypercom Corp. *	8,951	66,237
Imation Corp. *	6,104	57,988
Infinera Corp. *	18,310	149,410
Insight Enterprises, Inc. *	8,733	110,123
InterDigital, Inc. *	8,020	265,221
Intermec, Inc. *	8,635	97,662
Intevac, Inc. *	4,914	65,356
IPG Photonics Corp. *	4,892	140,205
Isilon Systems, Inc. *	5,075	171,281
Ixia *	8,613	136,602
JDS Uniphase Corp. *	39,983	474,598
KEMET Corp. *	5,646	79,891
L-1 Identity Solutions, Inc. *	16,022	189,540
Lexmark International, Inc., Class A *	14,626	530,046
Littelfuse, Inc. *	4,176	193,224
Loral Space & Communications, Inc. *	2,208	161,361
Maxwell Technologies, Inc. *	4,313	69,741
Mercury Computer Systems, Inc. *	4,472	79,646
Meru Networks, Inc. *	1,922	26,658
Methode Electronics, Inc.	7,181	73,318
MTS Systems Corp.	3,054	117,029
Multi-Fineline Electronix, Inc. *	1,982	46,181
National Instruments Corp.	11,320	386,238
NETGEAR, Inc. *	6,448	204,917
Newport Corp. *	6,812	98,978
Novatel Wireless, Inc. *	5,920	58,075
Oclaro, Inc. *	9,145	88,707
Oplink Communications, Inc. *	3,923	67,829
Opnext, Inc. *	8,710	11,933
OSI Systems, Inc. *	3,053	106,458
Park Electrochemical Corp.	3,654	100,120
Plantronics, Inc.	8,742	312,701
Plexus Corp. *	7,336	199,062
Polycom, Inc. *	15,744	582,607
Power-One, Inc. *	10,329	97,609
Pulse Electronics Corp.	7,797	31,968
QLogic Corp. *	20,047	358,641
Quantum Corp. *	36,898	133,940
Riverbed Technology, Inc. *	26,448	896,852
Rofin-Sinar Technologies, Inc. *	5,166	148,316
Rogers Corp. *	2,860	94,351
Sanmina-SCI Corp. *	13,746	143,646
ScanSource, Inc. *	4,795	139,870
SeaChange International, Inc. *	4,456	35,826
ShoreTel, Inc. *	4,213	29,912
Silicon Graphics International Corp. *	5,341	41,072
Smart Modular Technologies (WWH), Inc. *	6,829	38,242
Sonus Networks, Inc. *	37,080	99,374
STEC, Inc. *	5,476	93,065
Stratasys, Inc. *	3,787	128,076
Super Micro Computer, Inc. *	4,472	46,062
Sycamore Networks, Inc.	3,578	107,412
Symmetricom, Inc. *	8,435	56,093
Synaptics, Inc. *	6,220	177,270
SYNNEX Corp. *	4,375	125,388
Tech Data Corp. *	9,296	409,675
Tekelec *	12,704	156,894
TTM Technologies, Inc. *	9,875	130,893
Universal Display Corp. *	6,048	149,749
UTStarcom, Inc. *	24,594	52,631
ViaSat, Inc. *	6,539	270,453
Vishay Intertechnology, Inc. *	31,333	446,809
Vishay Precision Group, Inc. *	2,323	38,910
X-Rite, Inc. *	5,317	22,385
Zebra Technologies Corp., Class A *	10,798	393,479

		17,138,470

Telecommunication Services 1.0%
AboveNet, Inc. *	4,103	240,846
Alaska Communications Systems Group, Inc.	8,210	86,533
Atlantic Tele-Network, Inc.	1,678	57,538
Cbeyond, Inc. *	5,598	73,782
Cincinnati Bell, Inc. *	36,217	88,369
Cogent Communications Group, Inc. *	9,436	113,987
Consolidated Communications Holdings, Inc.	4,705	86,666
General Communication, Inc., Class A *	7,447	83,928
Global Crossing Ltd. *	5,865	78,415
Globalstar, Inc. *	13,772	21,209
ICO Global Communications (Holdings) Ltd. *	22,325	33,711
IDT Corp.	2,885	59,979
Iridium Communications, Inc. *	7,517	70,209
Leap Wireless International, Inc. *	11,786	128,290
Level 3 Communications, Inc. *	304,049	304,049
Neutral Tandem, Inc. *	6,444	92,600
NTELOS Holdings Corp.	5,052	85,783
PAETEC Holding Corp. *	22,991	85,067
Premiere Global Services, Inc. *	10,195	71,977
Shenandoah Telecommunications Co.	4,369	76,414
Syniverse Holdings, Inc. *	12,783	390,648
tw telecom, Inc. *	27,318	450,201
USA Mobility, Inc.	4,185	71,229
Vonage Holdings Corp. *	24,764	59,929

		2,911,359

Transportation 2.3%
AirTran Holdings, Inc. *	24,260	180,494
Alaska Air Group, Inc. *	6,786	373,230
Alexander & Baldwin, Inc.	7,566	265,491
Allegiant Travel Co.	2,873	143,449

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
AMERCO *	1,218	118,073
American Commercial Lines, Inc. *	1,840	60,720
Arkansas Best Corp.	4,752	117,066
Atlas Air Worldwide Holdings, Inc. *	4,872	265,816
Avis Budget Group, Inc. *	18,694	248,443
Baltic Trading Ltd.	3,191	37,430
Celadon Group, Inc. *	4,106	55,308
Con-way, Inc.	10,276	347,329
Dollar Thrifty Automotive Group, Inc. *	5,046	231,712
Eagle Bulk Shipping, Inc. *	10,700	53,500
Forward Air Corp.	5,231	143,957
Genco Shipping & Trading Ltd. *	5,606	82,296
Genesee & Wyoming, Inc., Class A *	7,029	333,807
Hawaiian Holdings, Inc. *	10,565	83,464
Heartland Express, Inc.	10,184	157,343
Horizon Lines, Inc., Class A	7,173	26,181
Hub Group, Inc., Class A *	6,888	224,755
JetBlue Airways Corp. *	44,626	303,011
Kirby Corp. *	9,843	439,687
Knight Transportation, Inc.	10,719	206,662
Landstar System, Inc.	9,222	331,531
Marten Transport Ltd.	2,869	61,684
Old Dominion Freight Line, Inc. *	8,243	238,058
Pacer International, Inc. *	7,553	42,221
Patriot Transportation Holding, Inc. *	348	25,898
RailAmerica, Inc. *	3,585	44,454
Republic Airways Holdings, Inc. *	5,610	43,534
Roadrunner Transportation Systems, Inc. *	2,217	28,112
SkyWest, Inc.	10,048	162,677
Universal Truckload Services, Inc. *	998	14,970
US Airways Group, Inc. *	29,374	327,814
UTI Worldwide, Inc.	18,966	365,095
Werner Enterprises, Inc.	9,467	204,298

		6,389,570

Utilities 2.7%
ALLETE, Inc.	5,326	188,168
American States Water Co.	3,377	123,531
Avista Corp.	9,980	213,273
Black Hills Corp.	7,229	219,400
California Water Service Group	3,572	132,878
Central Vermont Public Service Corp.	2,024	40,885
CH Energy Group, Inc.	2,876	134,137
Chesapeake Utilities Corp.	1,708	64,204
Cleco Corp.	11,067	335,662
Connecticut Water Service, Inc.	1,740	44,318
Dynegy, Inc. *	20,556	104,630
El Paso Electric Co. *	7,942	209,192
GenOn Energy, Inc. *	64,465	226,917
Great Plains Energy, Inc.	24,798	462,483
Hawaiian Electric Industries, Inc.	16,786	367,445
IDACORP, Inc.	8,906	323,466
MGE Energy, Inc.	4,227	174,533
Middlesex Water Co.	3,414	59,608
Mirant Corp. *	26,468	262,563
New Jersey Resources Corp.	7,607	327,938
Nicor, Inc.	8,233	356,077
Northwest Natural Gas Co.	5,046	246,346
NorthWestern Corp.	6,659	191,846
Ormat Technologies, Inc.	3,393	90,932
Piedmont Natural Gas Co., Inc.	12,363	365,698
PNM Resources, Inc.	14,330	171,673
Portland General Electric Co.	14,272	302,138
SJW Corp.	2,378	59,402
South Jersey Industries, Inc.	5,456	279,293
Southwest Gas Corp.	8,275	289,873
The Empire District Electric Co.	7,563	162,983
The Laclede Group, Inc.	3,921	138,607
UIL Holdings Corp.	8,874	260,629
Unisource Energy Corp.	6,568	230,997
Unitil Corp.	2,013	46,339
WGL Holdings, Inc.	9,176	332,722

		7,540,786

Total Common Stock
(Cost $257,980,250)		276,184,177

Other Investment Company 0.1% of net assets

Money Fund 0.1%
State Street Institutional Liquid Reserve Fund - Institutional Class	249,933	249,933

Total Other Investment Company
(Cost $249,933)		249,933

End of Investments

At 11/30/2010, the tax basis cost of the fund’s investments was $258,662,997 and the unrealized appreciation and depreciation were $29,196,001 and $(11,424,888), respectively, with a net unrealized appreciation of $17,771,113.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

Various inputs are used on determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

 Schwab U.S. Small-Cap ETF™

Portfolio Holdings (Unaudited) continued

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of November 30, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Common Stock(a)	$268,013,713	$—	$—	$268,013,713
Commercial & Professional Services	8,160,243	—	10,221	8,170,464
Other Investment Company(a)	249,933	—	—	249,933

Total	$276,423,889	$—	$10,221	$276,434,110

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

				Net
	Balance		Net	Change in				Balance
	as of	Accrued	Realized	Unrealized	Net	Gross	Gross	as of
	August 31,	Discounts	Gain	Gains	Purchases	Transfers	Transfers	November 30,
Investments in Securities	2010	(Premiums)	(Losses)	(Losses)	(Sales)	In	Out	2010

Common Stock
Commercial & Professional Services	$—	$—	$10	($14,617)	$4,148	$20,680	$—	$10,221

Total	$—	$—	$10	($14,617)	$4,148	$20,680	$—	$10,221

REG54091NOV10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust

By:	/s Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/25/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	01/25/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	01/24/2011